As filed with the Securities and Exchange Commission on April 17, 2020
Registration Nos.

333-153085
811-09389

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O
Post-Effective Amendment No. 16	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 112	X

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE & ANNUITY COMPANY
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on May 1, 2020 pursuant to paragraph (b) of Rule 485

O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec V-NY Flexible Premium Variable Life Insurance Policy.

Filing fee: None

PACIFIC SELECT EXEC V-NY PROSPECTUS MAY 1, 2020

Pacific Select Exec V-NY is a flexible premium variable life insurance policy issued by Pacific Life & Annuity Company (“PL&A”) through the Pacific Select Exec Separate Account of PL&A.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your Policy, will no longer be sent by mail, unless you specifically request copies of the reports from PL&A. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from PL&A electronically by accessing the Policy Owner website, My Life Account at https://Life.MyAccount.PacificLife.com.

You may elect to receive all future reports in paper free of charge. You can inform PL&A that you wish to continue receiving paper copies of your shareholder reports by calling us at (888) 595-6997. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

This Policy has a selection of Investment Options for you to choose from. The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock® Variable Series Funds, Inc.

BNY Mellon Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy. The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

A life insurance policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. PL&A, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

YOUR GUIDE TO THIS PROSPECTUS

Where To Go For More Information back cover

BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

An outbreak of a respiratory disease caused by a novel coronavirus designated as COVID-19 has spread internationally and has been declared a global pandemic. The duration of the pandemic and any future effects of COVID-19 are unknown. Please visit https://www.pacificlife.com/home/pacific-life-update.html for our commitment to you during this challenging time.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy.

PL&A is a variable life insurance policy provider. It is not a fiduciary and therefore does not give advice or make recommendations regarding insurance or investment products.

Benefits of your Policy

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest.

You can transfer among the Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Risks of your Policy

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61 day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	6.95% of premium
Maximum surrender charge Basic Coverage	Upon full surrender of Policy during the first 5 Policy Years	$0.71-$45.00 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $13.36 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue
Additional Coverage		No surrender charge
SVER Coverage		No surrender charge
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2,3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase	Upon effective date of requested Face Amount increase	$100
Risk Class change[2]	Upon request for Risk Class change	$100
Adding an optional Rider[2]	Upon approval of specific request	$100

1 The surrender charge is based on Sex, Age and Risk Class of the Insured on the Policy Date or on the effective date of a later Coverage Layer. The surrender charge decreases monthly until it is reduced to $0 in Policy Year 6 and thereafter. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

3 Certificate of Coverage is available without charge.

Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Administrative charge[1]
Maximum and current charge	Monthly Payment Date	$7.50
Asset charge[1]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Basic Coverage
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.13 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.03–$1.68 per $1,000 of Coverage Layer Face Amount
Minimum and Maximum current charge		$0.00–$0.92 per $1,000 of Coverage Layer Face Amount
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.41 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3].
Additional Coverage
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.29–$3.84 per $1,000 of Coverage Layer Face Amount
Minimum and Maximum current charge		$0
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $1.03 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3]

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Coverage
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$7.38 per $1,000 of Coverage Layer Face Amount
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3]
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.75% of Policy’s Loan Account balance annually[5]
OPTIONAL RIDERS AND BENEFITS[6]
RIDER PROVIDING ADDITIONAL CASH VALUE PROTECTION:
Overloan Protection II Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[8]
Charge for a representative Insured		Maximum guaranteed and current charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Children’s Term Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.75–$1.05 per $1,000 of insurance Coverage on each child
Disability Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Guaranteed Insurability Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.28 per $1,000 of monthly benefit for a male non-smoker who is Age 35 at Policy issue[3,7]
Waiver of Charges Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk plus the ARTR-AI Face Amount (if any)
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk plus the ARTR-AI Face Amount (if any) for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance rates applicable to your Policy, and more detailed information about your cost of insurance rates is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations of your future benefits under the Policy based on the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk. For an example of how the cost of insurance rates of the Coverage Components work together to affect your monthly deduction for this charge, see Appendix B.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on Sex, the Age and Risk Class of the Insured on the Policy Date, or date Rider is effective. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Sex, Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information on this charge for your Policy. The Coverage charges shown in the table may not be typical of the charges you will pay. The Coverage charge for your Policy will be stated in the Policy Specifications. For an example of how the Coverage charge rates of the Coverage Components work together to affect your monthly deduction for this charge, see Appendix B.

5 In addition to the loan interest charge, the Loan Accumulated Value that is used to secure Policy Debt will be credited interest at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Accumulated Value from the Investment Options to the Loan Account. If the Loan Accumulated Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The charge to exercise the Overloan Protection II Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2019, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	1.93%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	1.93%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. PL&A, we, us or our refer to Pacific Life & Annuity Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a Pacific Select Exec V-NY variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (888) 595-6997.

Accumulated Value – the total amount of your Policy’s value allocated to the Variable Investment Options and any available Fixed Options, plus the amount in the Loan Account, on any Business Day.

Additional Coverage – is one of the Coverage Components under this policy and provides term life insurance coverage on the Insured.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Basic Coverage – is one of the Coverage Components under this policy and provides life insurance coverage on the Insured.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Face Amount, Policy Date, policy duration, the Insured's Age and Risk Class, and the presence of optional riders and benefits.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other Coverage Components.

Coverage Components – provide life insurance coverage on the Insured. There are three coverage components: Basic Coverage, Additional Coverage and SVER Coverage. Basic Coverage is a required Coverage Component. Additional Coverage and SVER Coverage are optional Coverage Components.

Coverage Layer – is the amount of coverage purchased at a given time for a Coverage Component. Each Coverage Component may have one or more Coverage Layers. Each Coverage Layer has an associated Face Amount, Risk Class, effective date, and charges.

Death Benefit – the amount which is payable on the date of the Insured's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Face Amount – is the Face Amount of each Coverage Component.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Grace Period – a 61-day period, beginning on the date we send you, and anyone to whom you have assigned your Policy, notice that your Policy’s Accumulated Value less Policy Debt is insufficient to pay the total monthly charge. The Grace Period gives you 61 days in which to pay sufficient premium to keep your Policy In Force and prevent your Policy from lapsing.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

In Force – the Policy is in effect and provides a death benefit on the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper Form may require, among other things, a notarized signature or some other proof of authenticity. We do not generally require such proof, but we may ask for proof if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – consist of the Variable Options, any available Fixed Options, and any additional investment options that may be added.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Deduction End Date – the Policy Anniversary on and after which we do not deduct a monthly charge. The Monthly Deduction End Date for your Policy is shown in the Policy Specifications and does not change for the life of the Insured.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date upon which life insurance coverage under the Policy becomes effective. The Policy date is used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

SVER Coverage – is one of the Coverage Components under this policy and provides term life insurance coverage on the Insured.

Total Face Amount – is the sum of Face Amounts of all Coverage Layers of all Coverage Components. The Total Face Amount is used in determining the Death Benefit under this policy.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Investment Option – one or more Variable Accounts available under this policy, and are part of the Separate Account.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office In Proper Form, containing information we need to act on the request. Written Request includes an electronic request provided in a form acceptable to us.

POLICY BASICS

Pacific Select Exec V-NY is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a Pacific Select Exec V-NY life insurance Policy, you are entering into a contract with Pacific Life & Annuity Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the Grace Period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owner will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 85 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is the date upon which life insurance coverage under the Policy becomes effective. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insured. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund.

You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet, or on a notice that accompanies your Policy. The free look period ends 10 days after you receive your Policy. If you are replacing another life insurance policy, your free-look period ends 60 days after you receive your Policy.

Please call us or your life insurance producer if you have questions about your Free Look Right.

The amount of your refund is the greater of premium payments received during the Free-Look Period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less Policy debt.

If you exercise your Free Look Right, the amount we refund to you depends on whether your policy is issued as a replacement of existing insurance or not. Your initial Net Premium is first allocated to the Fidelity® VIP Government Money Market Variable Account, then once all requirements to place your policy in force have been satisfied, we transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you have chosen, provided that if we are required to refund your premium if you exercise your Free Look Right, such transfer will be delayed until 15 days after we issue your Policy.

If you exercise your Free Look Right and your policy is not issued as a replacement of existing insurance, we will refund your premium. If you exercise your Free Look Right and your policy is issued as a replacement of existing insurance, we will refund

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (888) 595-6997 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life & Annuity Company

P.O. Box 2030

Omaha, NE 68103

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

• You should provide a current e-mail address and notify us promptly when your e-mail address changes.

• You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, all information will be provided to the e-mail address that is provided to us.

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please access the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com, or call (888) 595-6997 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options that we delay for 10 days or more.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible, preferably within 90 days from the date of the confirmation or statement, to ensure proper accounting to your Policy. When you write us, include your name, Policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.PacificLifeandAnnuity.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports, via US mail service. If you wish to receive Documents electronically, you may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

We may accept telephone or electronic instructions if you completed the appropriate section on your application, or you may give us authorization later by completing a Transaction Authorization Form. As long as we have your signed authorization on file, you may give us instructions regarding the following Policy transactions by telephone or electronically through our website:

• change your premium allocations

• make transfers between Investment Options

• give us instructions regarding the dollar cost averaging or portfolio rebalancing services

• request a Policy loan (by telephone only).

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

• A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, the Administrator, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

In some states we will hold your Net Premium payments in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date. Please turn to POLICY BASICS – Your Free Look Right for details.

POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Face Amount

Your Policy’s initial amount of insurance Coverage is the sum of the Face Amounts of the initial Coverage Components. We determined the Face Amount based on instructions provided in your application.

There are three Coverage Components in a Select Exec V-NY Policy:

• Basic Coverage

• Additional Coverage

• SVER Coverage

The minimum Total Face Amount when a Policy is issued is usually $50,000, but we may reduce this in some circumstances. You choose the proportion of your Policy’s Face Amount that is made up of Basic Coverage, Additional Coverage and SVER Coverage. You will find your Policy’s initial Total Face Amount, including a summary of Face Amount by Coverage Component, in your Policy Specifications.

The Coverage Components provide some flexibility in structuring the Total Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs. Each Coverage Component has its own set of rates for calculating cost of insurance charges, Coverage charges and the surrender charge. The proportion of Coverage Components may affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

You will find examples of how the Coverage Components work together to affect monthly deductions for Policy charges in Appendix B.

Combining Basic Coverage with the Additional Coverage Component may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Basic Coverage has guaranteed maximum charges that are lower than the guaranteed maximum charges of the Additional Coverage Component.

Combining Basic Coverage with the SVER Coverage Component may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under the Basic Coverage alone. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product. Your life insurance producer can provide you with additional Illustrations showing the effects of different proportions of Coverage Components to help you make your decision. You should also consider a periodic review of your Coverage with your life insurance producer.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You can only change the Face Amount once in any Policy Year.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured will also need to agree to the change in Face Amount, if you are not the Insured.

• Increasing the Face Amount may increase the Death Benefit, and decreasing the Face Amount may decrease the Death Benefit. The amount the Death Benefit changes will depend, among other things, on the Death Benefit Option you have chosen and whether, and by how much, the Death Benefit is greater than the Face Amount before you make the change.

• Changing the Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. We will not charge you a withdrawal fee for these withdrawals. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $1,000.00. We can waive this minimum amount in certain situations, such as group or sponsored arrangements.

Increasing the Face Amount

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

• The insured must be Age 85 or less.

• You must give us satisfactory evidence of insurability.

• Each increase you make to the Face Amount must total $25,000 or more.

• You may increase the Face Amount of one or more Coverage Components.

• We may charge you a fee of up to $100 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount creates a new Coverage Layer for that Coverage Component. Each Coverage Layer will have an associated cost of insurance rate, Coverage charge, and surrender charge.

• You may not increase the Face Amount of any Coverage Component if you have previously requested a decrease in Face Amount.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Decreasing the Total Face Amount

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to return:

• part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Here are some additional things you should know about decreasing the Total Face Amount under the Policy:

• The Face Amount of any Coverage Layer is eligible for decrease on or after the first anniversary of its effective date.

• We will apply any decrease in the Face Amount to eligible Coverage Layers in the following order:

• to the most recent eligible increases you made to the Face Amount

• to the initial Face Amount.

• We do not charge you for a decrease in Face Amount.

If any Coverage Layers to be decreased have the same effective date, they will be decreased in the following order:

• Additional Coverage

• SVER Coverage

• Basic Coverage.

• We can refuse your request to decrease the Total Face Amount if making the change means:

• your Policy will no longer qualify as life insurance

• the distributions we will be required to make from your Policy’s Accumulated Value will be greater than your Policy’s Net Cash Surrender Value

• your Policy will become a Modified Endowment Contract and you have not told us in writing that this is acceptable to you.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You must choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

• If you do not choose a Death Benefit Qualification Test, we will assume you have chosen the Guideline Premium Test.

• The Death Benefit will always be the greater of the Death Benefit under the Death Benefit Option you choose or the Minimum Death Benefit, calculated using the Death Benefit Qualification Test you have chosen.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B. The Death Benefit Proceeds will always be reduced by any Policy Debt.

• We will pay the Death Benefit Proceeds to your Beneficiary when we receive proof of the Insureds death.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the amount shown in the Policy Specifications as the “Option C Death Benefit Limit,” an amount which will never exceed four times the Initial Total Face Amount of your Policy on the Policy Date.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change. We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Choosing a Death Benefit Qualification Test

This Policy offers two ways to calculate the Minimum Death Benefit: the Cash Value Accumulation Test and the Guideline Premium Test. These are called Death Benefit Qualification Tests. The test you choose will generally depend on the amount of premiums you want to pay.

Your Death Benefit Qualification Test affects the following:

• premium limitations

• amount of Minimum Death Benefit

• monthly cost of insurance charges

• flexibility to reduce Face Amount.

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Cash Value Accumulation Test

If you choose the Cash Value Accumulation Test, your Policy’s Minimum Death Benefit will be the greater of:

• the lowest Death Benefit amount that’s needed for the Policy to qualify as life insurance under the Cash Value Accumulation Test in the Tax Code, or

• 101% of the Policy’s Accumulated Value.

Under this test, a Policy’s Death Benefit must be large enough to ensure that its Cash Surrender Value, as defined in Section 7702 of the Tax Code (and which is based on Accumulated Value, among other things), is never larger than the Net Single Premium that’s needed to fund future benefits under the Policy. The Net Single Premium under your Policy varies according to the Insured’s Age, sex, and Risk Class. It is calculated using an interest rate of at least 4% and the guaranteed mortality charges at the time the Policy is issued. We will use a higher interest rate if we have guaranteed it under your Policy.

An example

For a Policy that insures a male, Age 45 when the Policy was issued, with a standard nonsmoking Risk Class, in Policy Year 6 the Minimum Death Benefit under the Cash Value Accumulation Test is calculated by multiplying the Accumulated Value by a “Net Single Premium factor” of 2.8591.

Guideline Premium Test

Under this test, the Minimum Death Benefit is calculated by multiplying your Policy’s Accumulated Value by a Guideline Premium Death Benefit percentage. The Death Benefit percentage is based on the Age of the Insured, so it varies over time. It is 250% when the Insured is Age 40 or younger, and reduces as the person gets older. You will find a table of Death Benefit percentages in Appendix A of this prospectus and in your Policy.

Under the Guideline Premium Test, the total premiums you pay cannot exceed your Policy’s Guideline Premium Limit. Your Policy’s Guideline Premium Limit is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums to date.

Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level annual premiums.

If you increase or decrease your Coverage, the guideline single or level premiums may be increased or decreased. These changes may be more than proportionate.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 We may limit premium payments to prevent your Policy from being classified as a Modified Endowment Contract.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $71,478 (assuming a Net Single Premium factor of 2.8591 of the Accumulated Value).

• Net Amount At Risk Factor is 1.0020598

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,794.45
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,732.78

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$71,478	$74,794.45
Option B	Total Face Amount plus Accumulated Value	$125,000	$71,478	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$71,478	$104,732.78

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $214,433 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,464.80
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,640.28
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,464.80

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$214,433	$138,991.72
Option B	Total Face Amount plus Accumulated Value	$175,000	$214,433	$138,991.72
Option C	Total Face Amount plus premiums less distributions	$130,000	$214,433	$138,991.72

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options
American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Portfolio Optimization Moderate-Conservative
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Portfolio Optimization Moderate
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Portfolio Optimization Growth

Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Managed Asset Allocation Portfolio

Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are two types of riders available under the Policy

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide additional cash value protection (terms for these Riders are described below):

Overloan Protection II Rider

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Riders that provide additional benefits to you or your family:

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Overloan Protection II Rider

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, standard non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

• The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 79 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes

Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance that will expire at child’s Age 25 will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. You may have flexibility to change the option dates following the Insured's marriage or the birth or legal adoption of any child of the Insured.

Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire. You elect to increase the Face Amount of one or more coverage components at the time you exercise an option.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and M&E Risk Face Amount charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider. We will not waive any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 5. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

This Rider is not available if you select a Disability Benefit Rider.

The Rider will terminate (without affecting any claim for disability occurring before such termination) on the earliest of your Written Request, on lapse or termination of this Policy, or when the Insured reaches Age 60.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. Depending on the performance of your Investment Options, and on how many withdrawals, loans or other Policy features you have taken advantage of, you may need to make additional premium payments to cover monthly deductions for Policy charges to keep your Policy In Force. We reserve the right to accept premium payments in amounts less than $50.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

• by money order in a single denomination of more than $10,000 for in force payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

• cash

• credit card or check drawn against a credit card account

• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

You can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 6.95% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax advisor for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

We allocate your first premium on the Free Look Transfer Date. We hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date, and then transfer them to the Investment Options you have chosen.

YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your Policy will enter its Grace Period. We will send you a notice telling you the amount of premium to pay to keep your Policy In Force. The 61-day Grace Period starts on the notice date. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

We determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Investment Options according to your most recent premium allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. The performance of the Investment Options you choose, the timing and amount of your premium payments, or taking out a withdrawal or a loan all affect the Accumulated Value of your Policy. You will find a discussion about when your Policy might lapse, and what you can do to reinstate it, later in this section.

Unless you tell us otherwise, we deduct the monthly charge from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. This charge is made up of five charges:

1. cost of insurance charge

2. administrative charge

3. Coverage charge

4. charges for optional Riders and benefits

5. asset charge

Cost of insurance

This charge is for providing you with life insurance protection. Like other Policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

We deduct a cost of insurance charge based on the cost of insurance rate and Net Amount At Risk for each Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with your Policy. These rates are shown in your Policy Specifications.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and sex of the Insured unless unisex rates are required. Rate tables blended by sex are used for unisex cost of insurance rates. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

Our current cost of insurance rates will apply uniformly to all members of the same Class. Any changes in the cost of insurance rates will apply uniformly to all members of the same Class. These rates generally increase as the Insured’s Age increases, and they vary with the number of years the Policy has been In Force. Our current rates do not and will not exceed the guaranteed rates in the future.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of each Coverage Layer that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Guaranteed period

We will guarantee our current cost of insurance rates for five years on Basic Coverage and SVER Coverage. There is no guaranteed period for Additional Coverage.

If you increase the Face Amount, the cost of insurance rates associated with the increase will have a five-year guaranteed period. This will be effective on the day of the increase.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase. The administrative charge is $0 on and after the Monthly Deduction End Date.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Each Coverage Layer has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Coverage Layer in effect. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose such as the payment of administrative costs. The Coverage charge for each Coverage Component at issue is charged at a rate that is based on the Insured’s Age, Sex and Risk Class on the Policy Date. Additional Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Coverage Layer. The Coverage charge per $1,000 for each Coverage Layer of Basic Coverage will remain level for 10 Policy Years, then is reduced in Policy Year 11 and thereafter. The Coverage charge per $1,000 for each Coverage Layer of SVER Coverage increases each Policy Year through Policy Year 10, then switches to a level rate in Policy Year 11 and thereafter. The Coverage charge per $1,000 for each Coverage Layer of Additional Coverage is guaranteed to remain level all Policy Years. We may charge less than our guaranteed rate. The Coverage charges for your Policy will be shown in your Policy Specifications.

An example

For a Policy that insures a male non-smoker who is Age 45 when the Policy is issued with a total Face Amount of $250,000 comprised of $100,000 of Basic Coverage, $100,000 of SVER Coverage and $50,000 of Additional Coverage, the monthly Coverage charge deducted is:

• $91.85 during Policy Year 1 ($40.70 + $0 + $51.15 = $91.85)
• $139.05 during Policy Year 5 ($40.70 + $47.20 + $51.15 = $139.05)
• $198.05 during Policy Year 10 ($40.70 + $106.20 + $51.15 = $198.05)
• $99.15 during Policy Year 11 and thereafter ($24.40 + $23.60 + $51.15 = $99.15)

Policy Year	Basic Coverage	SVER Coverage	Additional Coverage
1	0.407 per $1,000 ($100,000/1000) × 0.407 = $40.70	$0 per $1,000	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15
5	0.407 per $1,000 ($100,000/1000) × 0.407 = $40.70	0.472 per $1,000 ($100,000/1000) × 0.472 = $47.20	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15
10	0.407 per $1,000 ($100,000/1000) × 0.407 = $40.70	1.062 per $1,000 ($100,000/1000) × 1.062 = $106.20	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15
11+	0.244 per $1,000 ($100,000/1000) × 0.244 = $24.40	0.236 per $1,000 ($100,000/1000) × 0.236 = $23.60	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15

If you increase the Face Amount, each increase will have a corresponding Coverage charge based on the amount of the increase and the Age and Risk Class of the Insured at the time of the increase. We will specify the charge in a supplemental schedule of benefits at the time of the increase. We will apply each charge from the day of the increase. If you decrease the Face Amount, the charge will remain the same.

The face amount charge is $0 on and after the Monthly Deduction End Date.

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

An example

For a Policy with Accumulated Value of $30,000 in the Investment Options, the maximum monthly asset charge is:

($25,000 × 0.0375%) + ($5,000 × 0.0042%) = $9.38 + $0.21 = $9.59

Charges for optional riders

For any Riders that you select under your Policy, the charge will be added to your Monthly Deduction.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If there is not enough Accumulated Value to pay the total monthly charge, we deduct the amount that’s available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a Grace Period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the Grace Period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the Grace Period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the Grace Period

If the Insured dies during the Grace Period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the Grace Period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the Grace Period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance Charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insureds’ Ages at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If you had Policy Debt when your Policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your Policy. There are special rules that apply to reinstating a Policy with Policy Debt:

• If we reinstate your Policy on any Monthly Payment Date other than the Monthly Payment Date that immediately follows the lapse, we will deduct the Policy Debt from your Policy’s Accumulated Value. This means you will no longer have Policy Debt when your Policy is reinstated. However, we will reinstate your Policy Debt if you ask us to in writing.

• Please be advised that reinstatement will not change any tax reporting as a result of the policy lapse. We encourage you to consult with your tax advisor.

YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (888) 595-6997 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

We consider various factors when determining the Fund portfolios offered under this Policy. Such fund factors include some or all of the following: Fund reputation, asset class, investment objective, investment performance, manager and sub-adviser experience, brand recognition, portfolio share class, and portfolio expenses. We may also consider whether the underlying Fund makes fee payments for distribution and/or service (12b-1 fees), if a Fund affiliate makes fee payments for certain administrative support, or if the Fund is affiliated with us. See ABOUT PACIFIC LIFE – Service Arrangements in this Prospectus and the underlying Fund prospectus for additional information.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

The following charts are summaries of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting www.PacificLife.com.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

Invesco Oppenheimer V.I Global Fund Series II (formerly called Oppenheimer Global Fund/VA Service Shares)	Seeks capital appreciation.	Invesco Advisors Inc.
Invesco Oppenheimer V.I. Main Street Small Cap Fund Series I (formerly called Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares)	Seeks capital appreciation.	Invesco Advisors, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock 60/40 Target Allocation ETF V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BNY MELLON VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
BNY Mellon VIF Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Investment Adviser, Inc.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Government Money Market Portfolio Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research LLC
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research LLC
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
Janus Henderson Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Seeks to deliver long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Seeks to deliver long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class*	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

* Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

M FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Dimensional Fund Advisors, LP
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC
M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Sustainable Equity Portfolio Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.
Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management LLC

PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company, LLC
Dividend Growth Portfolio	Seeks dividend income and long-term capital appreciation.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited

Emerging Markets Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC

Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC

High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management
International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC
International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Wellington Management Company LLP
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC

Main Street® Core Portfolio	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.

Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners Global Investors, Inc.
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Principal Real Estate Investors LLC
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.

Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC

Small-Cap Growth Portfolio*

(formerly called Developing Growth Portfolio)

*Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.

	Seeks capital appreciation; no consideration is given to income.	MFS Investment Management

Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.
Technology Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

PIMCO Global Managed Asset Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

PIMCO Income Portfolio – Administrative Class	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
VanEck VIP Global Hard Assets Fund Initial Class*	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

* Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Investment Adviser

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management CompanySM is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

BNY Mellon Investment Adviser, Inc is the investment adviser of the BNY Mellon Variable Investment Fund.

Fidelity Management & Research LLC is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund portfolio.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to M Fund, Inc., and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Investment Advisers LLC is the investment manager of the Neuberger Berman Advisers Management Trust.

Pacific Investment Management Company, LLC is the investment adviser of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

SSGA Funds Management, Inc. is the investment adviser of the State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options are held in our General Account. We have contracted with Pacific Life to manage our General Account assets, subject to investment policies, objectives, directions and guidelines established by our Board.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• If we offer a higher annual interest rate on a Fixed Option, we may also pay additional interest on Accumulated Value in excess of $25,000 in that Fixed Option. Ask your life insurance producer for current interest rates.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all PL&A policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

• We have not registered the Fixed Options with the SEC. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

• We may add, terminate, or suspend one or more of the Fixed Options at any time. We will notify you before any such changes occur.

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund Class 4	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund Class 4	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund Class 4	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2

Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

For example, if you transfer from the American Funds IS Asset Allocation Fund Class 4 to the American Funds IS Growth Fund Class 4, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the Fidelity VIP Value Strategies Service Class 2 to the American Funds IS Asset Allocation Fund Class 4, that would be the second transfer in the calendar month involving the American Funds IS Asset Allocation Fund Class 4 and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
Invesco V.I. International Growth Fund Series II	Lazard Retirement International Equity Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
Invesco Oppenheimer V.I. Global Fund Series II	PIMCO Global Managed Asset Allocation Portfolio - Advisor Class	VanEck VIP Global Hard Assets Fund Initial Class
Janus Henderson Overseas Portfolio Service Class	State Street Total Return V.I.S. Fund Class 3	Variable Account I (M International Equity Fund)

For example, if you transfer from the BlackRock Global Allocation V.I. Fund Class III to the Invesco V.I. International Growth Fund Series II, that counts as one transfer for the calendar month. If you later transfer from the Templeton Foreign VIP Fund Class 2 to the Templeton Global Bond VIP Fund Class 2, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, Fixed Option interest sweep service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

• Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Equity Index Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

• You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the Grace Period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, reorganization of underlying portfolios, or other extraordinary circumstances.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. As required by SEC regulation (Rule 22c-2 of the 1940 Act), we entered into written agreements with each Fund or its principal underwriter that require us to provide to a Fund, upon Fund request, certain information about the trading activity of individual Contract Owners. The agreement requires us to execute any Fund instructions we receive that restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading or market timing policies established by a Fund. The policies of a Fund may be more restrictive than our policies or the policies of other Funds. See the Fund prospectuses for additional information.

In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

• If you do not tell us which Investment Options to take the withdrawal from, we will deduct the withdrawal and any withdrawal charge from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

If a reduction in Total Face Amount is required as a result of a withdrawal, we will reduce the Face Amounts of the Coverage Layers as described in THE DEATH BENEFIT – Changing the Face Amount.

Taking Out a Loan

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer this amount from your Investment Options in proportion to the Accumulated Value you have in each Investment Option, unless you tell us otherwise.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

The amount available to borrow is never less than 75% of your Policy’s current Cash Surrender Value less any Policy Debt.

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options, up to the amount originally transferred from the Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy.

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection II Rider

Your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• If a premium payment of over $1,000 was received within 10 business days of the surrender request, the premium amount received may be withheld from the surrender proceeds until we obtain verification the payment cleared the bank. The amount withheld will be noted on our surrender confirmation letter and a separate letter will be provided when the remainder of the proceeds are disbursed.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

• If you surrender your Policy during the first 5 Policy Years, we will deduct a surrender charge.

• Each Coverage Layer of Basic Coverage has a surrender charge, based on the Age, Sex and Risk Class of the Insured, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy’s surrender charge is calculated using a Level Period, Initial Amount, Reduction Factor and End Year, which will be shown in the Table of Surrender Charge Factors in your Policy Specifications. Your Policy has a Level Period at Policy issue, during which the surrender charge is equal to the Initial Amount. After the Level Period, the surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until the charge becomes $0 after the End Year.

Example

For a Policy that insures a male non-smoker, Age 45 at Policy issue, with a Basic Coverage of $100,000

Initial Amount = $1,335.50

Level Period = 3 Policy Years
Reduction Factor = 667.70
End Year = 5

During the first 36 Policy months, the surrender charge is $1,335.40

In Policy month 37, the surrender charge is: $1,279.76 ($1,335.40 – (667.70 ÷ 12))

• There is no surrender charge on any Coverage Layer after 5 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Reduced Paid-up Benefit

You may use the Net Cash Surrender Value of your Policy to purchase fixed paid-up insurance on the life of the Insured. You may choose to do this on any Policy Anniversary while the Policy is In Force. We guarantee your right to convert your Policy, and we will not require evidence of insurability.

If you convert your Policy, your Policy and any Riders attached to it will terminate and the Net Cash Surrender Value will be transferred to our General Account. Investment Options are not available under the Policy issued when you convert.

The Net Cash Surrender Value will be applied as a Net Single Premium to purchase paid-up insurance. No premium payments will be required or accepted on the converted policy. The amount of such insurance will be calculated based on mortality tables shown in your Policy, 4% interest and on the Age and Risk Class of the Insured. The paid-up policy will not be subject to any surrender charge if you surrender it.

Paying the Death Benefit in the Case of Suicide

If the Insured commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made and any withdrawals you have made.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Errors on Your Application

If the sex or birth date of the Insured is stated incorrectly on your application and it is discovered on or after the death of the Insured, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s sex and Age, or

• the Minimum Death Benefit for the correct sex and birth date.

If the Insured’s sex or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct sex and birth date of the Insured in calculating future Monthly Deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

• We must receive a copy of the original assignment before we will consider it binding.

• Unless otherwise provided, the person or organization you assign your Policy to may exercise the rights under the Policy, except the right to change the Policy Owner or the Beneficiary or the right to elect a monthly income benefit.

Assigning a Policy that’s a Modified Endowment Contract may generate taxable income and a 10% penalty tax.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code unless an interest in the policy was transferred for valuable consideration, including in a reportable policy sale, as defined in Section 101(a)(3)(B).

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

We intend to follow the safe harbor guidance provided by the IRS in Revenue Procedure 2010-28, 2010-10 I.R.B. 270 on the statutory definition of life insurance contracts that continue beyond age 100, however, the guidance did not address all issues that may impact a contract at these later ages. You should consult your tax advisor, as there may be tax consequences.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification Rules and Ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange under Section 1035 of the Code and, if so, will not result in the recognition of gain or loss unless you no longer have a substantial family, business, or financial relationship with the insured. In that case, the exchange of the policy is considered a reportable policy sale that may result in current taxation of any gain in the policy at the time of the sale and also subject a portion of the death benefit to taxation. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. This may include the transfer or sale of any entity or business that owns a Policy. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the Tax Cuts and Jobs Act of 2017, the federal estate tax exemption amount has been temporarily increased to $10,000,000 per person (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2020, the indexed exemption amount is $11,580,000. In 2026, the federal estate tax exemption amount is scheduled to revert to $5,000,000 per person (indexed for inflation for years after 2011).

Optional Policy Benefits and Riders

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

ABOUT PL&A

Pacific Life & Annuity Company is a life insurance company domiciled in Arizona. Our operations include life insurance, annuity and institutional products, and various other insurance products and services. At the end of 2019, we had statutory assets of $7,786 million.

PL&A is authorized to conduct life insurance and annuity business in Arizona, New York and certain other states. Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

PL&A was incorporated in 1982 under the name of Pacific Financial Life Insurance Company. We merged with Pacific Financial Life Insurance Company of Arizona and assumed the PM Group Life Insurance Company in transferring domicile from California to Arizona, which was completed in 1990. On January 1, 1999, we changed our name to our current name, Pacific Life & Annuity Company.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options. The rate is reset annually. The Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options are not securities, so they do not fall under any securities act. However, other federal securities laws will apply to the accuracy and completeness of the disclosure about the Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the Funds listed in the YOUR INVESTMENT OPTIONS section. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. PL&A is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep assets in the Separate Account equal to the reserves and policy liabilities (i.e. amounts at least equal to the aggregate variable account value) sufficient to pay obligations under the insurance policies funded by the Separate Account and may only transfer to the General Account assets of the Separate Account which exceed such reserves and Policy liabilities. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also cease offering any of our Variable Accounts if we believe marketing, tax, or investment conditions warrant it. If we cease offering any Variable Account, we will provide any required notice or receive any required approval from Policy Owners or the SEC, as applicable.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our affiliate, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 90% of premiums paid up to the first target premium in the first Policy Year

• 17% of premiums paid up to the first target premium after the first Policy Year

• 3% of the premiums paid under targets 2-10

• 2% of premiums paid in excess of the 10th target premium.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 99% of, the Policy's guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay expense allowances and additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of expense allowances and additional cash compensation based on premium payments usually ranges from 2% to 15% of premiums paid in the first Policy Year up to the first target premium. For renewal years, the expense allowances and additional cash compensation can be as high as 0.3% on targets 2 and thereafter. Such additional compensation may give PL&A greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford PL&A a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Policies, for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, life insurance producers and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). We will credit additional amounts to Policies owned by Eligible Persons. If such Policies are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any other broker/dealer and will bear the responsibility of determining whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Policy through PSD, must contact us directly with servicing questions, Policy changes and other matters relating to their Policies.

The amount credited to Policies owned by Eligible Persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We or our affiliates have entered into services agreements in connection with some of the Funds and their investment advisers, subadvisers, distributors and/or their affiliates, and may receive compensation for providing certain services including, but not limited to, customer and support services. Unless otherwise noted, fees for these services are paid monthly and are based on the average daily net assets of shares of each Fund held by the separate accounts and purchased by us at the Policy Owner’s instructions. Because PL&A or its affiliates receive the fees described below, PL&A or its affiliates may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. BNY Mellon Investment Adviser, Inc. pays us for each BNY Mellon Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/Loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

We are subject to the laws of the state of Arizona governing insurance companies and to regulations issued by the Commissioner of Insurance of Arizona. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

PL&A, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

PL&A’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

APPENDIX B: COVERAGE COMPONENTS

Your Policy’s initial amount of insurance Coverage is the sum of the Face Amounts of the initial Coverage Components. There are three Coverage Components in a Select Exec V – NY Policy:

• Basic Coverage

• Additional Coverage

• SVER Coverage

The Coverage Components provide some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs. Each Coverage Component has its own set of rates for calculating cost of insurance charges and Coverage charges, which affect your Policy’s monthly deduction.

An example of how Coverage Components work For a male standard nonsmoker who is Age 45 Policy Face Amount at issue = $300,000 Policy Year 1
	Guaranteed Maximum Cost of Insurance	Guaranteed Maximum Coverage Charge
Basic Coverage	$0.22 per $1,000 of Net Amount At Risk	$0.407 per $1,000 of Face Amount
Additional Coverage	$0.22 per $1,000 of Net Amount At Risk	$1.023 per $1,000 of Face Amount
SVER Coverage	$0.22 per $1,000 of Net Amount At Risk	$0

For the first Policy month, assuming a Net Amount At Risk of $290,000, and the following Policy descriptions, the maximum guaranteed cost of insurance and Coverage charges will be:
Coverage Components	Policy A	Policy B	Policy C
Basic Coverage	$300,000	$200,000	$100,000
Additional Coverage	$0	$100,000	$100,000
SVER Coverage	$0	$0	$100,000
Cost of insurance	$63.80	$63.80	$63.80
Coverage charge	$122.10	$183.70	$143.00

If you increase your Policy’s Face Amount, each additional Coverage Layer will have its own cost of insurance rate and Coverage charge based upon the Insured’s Age and Risk Class at the time of the increase.

You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. Your life insurance producer can provide you with additional Illustrations showing the effects of different proportions of Coverage Components to help you make your decision.

WHERE TO GO FOR MORE INFORMATION

The Pacific Select Exec V-NY variable life insurance policy is underwritten by Pacific Life & Annuity Company.

You will find more information about the Policies and Pacific Select Exec Separate Account in the SAI dated May 1, 2020. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life & Annuity Company P.O. Box 2030
Omaha, Nebraska 68103

(888) 595-6997
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467
Transactions@pacificlife.com

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-09389

 333-153085

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

PACIFIC SELECT EXEC V-NY

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Pacific Select Exec V-NY is a variable life insurance policy offered by Pacific Life & Annuity Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2020, which is available without charge upon written or telephone request to PL&A. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life & Annuity Company

P.O. Box 2030

Omaha, NE 68103

(888) 595-6997

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life & Annuity Company PLA-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

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Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until 15 days after the Policy is issued.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the Grace Period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until 15 days after the Policy is issued.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

First Year Transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

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• You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

• You choose amounts to be transferred for 12 months from the payment date.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If program ends during the second Policy Year, we will not count it toward the usual one transfer per year for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

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• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 12%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 12%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

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MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 70. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (sex blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and sex of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be multiplied by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Ask your life insurance producer for more detailed information regarding nonstandard ratings that may apply to your Policy due to medical history, profession or hobby.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

5

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax advisor with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to

6

any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PL&A AND THE POLICIES

How We Are Organized

PL&A was incorporated on September 20, 1982 under the name of Pacific Financial Life Insurance Company. We merged with Pacific Financial Life Insurance Company of Arizona and assumed the name PM Group Life Insurance Company in transferring domicile from California to Arizona, which was completed in 1990. On January 1, 1999, we changed our name to our current name, PL&A.

PL&A is a stockholder owned company. As such, purchasing and owning a PL&A policy does not confer any membership rights nor ownership rights in PL&A or in any other company affiliated with PL&A.

How Policies Are Administered

Pacific Life Insurance Company administers the Policies sold under this prospectus. At the end of 2019, Pacific Life had $509.9 billion of individual life insurance in force and total admitted assets of approximately $146 billion.

Pacific Life’s executive office is at 700 Newport Center Drive, Newport Beach, CA 92660.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our affiliate, acts as the distributor of the Policies. PSD and PL&A are both indirect subsidiaries of Pacific Mutual Holding Company. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2019, 2018 and 2017 was $156,094.02, $279,445.79, and $712,402.25 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 90% of premiums paid up to the first target premium in the first Policy Year

• 17% of premiums paid up to the first target premium after the first Policy Year

• 3% of the premiums paid under targets 2-10

• 2% of premiums paid in excess of the 10th target premium.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 99% of, the Policy's guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own

7

incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay expense allowances and additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of expense allowances and additional cash compensation based on premium payments usually ranges from 2% to 15% of premiums paid in the first Policy Year up to the first target premium. For renewal years, the expense allowances and additional cash compensation can be as high as 0.3% on targets 2 and thereafter. Such additional compensation may give PL&A greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford PL&A a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, [2019], the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: AIG, AXA advisors LLC, Benefit Funding, Cambridge Inv Research Inc, Capital Investment Group, Cetera Advisors LLC, Cetera Advisors Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Commonwealth Financial Network Equity, CPS Financial & Insurance Services Inc, FAS CORP, First Allied Sec Inc, First Tennessee Bank, FSC Securities Corp, First Heartland Capital Corporation, Futurity First Insurance, Independent Financial Group, Investacorp , Kestra Investment Services LLC, Linsco Private Ledger Corp, Lion Street Financial LLC, M Holdings Securities, P J Robb Variable Corp, ProEquities, PRUCO Securities, Royal Alliance, Sagepoint Financial Inc, Saybrus Equity Svcs Inc, Securian Financial Services, Summit Brokerage Inc, The Huntington Investment Company, The Leaders Group, Transamerica Financial, United Planners, and Woodbury Financial Services.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by PL&A or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by PL&A and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of PL&A, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by PL&A or PSD. Additional expenses and promotional items may be paid for by PL&A and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

8

The Separate Account

The Separate Account was established on September 24, 1998 under Arizona law under the authority of our Board of Directors. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, PL&A has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

9

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the

10

start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of PL&A as of December 31, 2019 and for each of the periods presented, are included in this SAI. PL&A’s financial statements as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, are included in this SAI. These financial statements should be considered only as bearing on the ability of PL&A to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2019 for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Pacific Life & Annuity Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

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Form No. 85-28949-12

TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-8
Statements of Changes in Net Assets	SA-13
Financial Highlights	SA-28
Notes to Financial Statements	SA-37
Report of Independent Registered Public Accounting Firm	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2019

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of December 31, 2019; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2019, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	33	$379	$380	$—
Diversified Bond Class I *	21,625	238,578	72,648	7,461
Floating Rate Income Class I *	7,715	97,136	96,032	2,717
High Yield Bond Class I *	50,219	445,512	17,581	60,831
Inflation Managed Class I *	51,427	576,802	49,756	122,360
Inflation Strategy Class I *	1,188	12,855	12,887	850
Managed Bond Class I *	102,551	1,413,099	65,992	213,375
Short Duration Bond Class I *	19,484	201,993	23,782	78,944
Emerging Markets Debt Class I *	6,799	86,689	4,467	6,930
Comstock Class I *	20,422	352,973	16,139	42,768
Developing Growth Class I *	7,262	153,484	2	12,616
Dividend Growth Class I *	15,167	392,014	17,721	35,534
Equity Index Class I *	51,871	4,074,405	138,027	157,949
Focused Growth Class I *	8,500	323,497	5,966	18,455
Growth Class I *	13,794	551,368	16,931	44,231
Large-Cap Growth Class I *	65,876	975,453	35,331	130,069
Large-Cap Value Class I *	43,784	1,127,984	31,595	125,490
Main Street® Core Class I *	25,041	1,181,204	24,705	80,285
Mid-Cap Equity Class I *	43,620	1,004,426	42,188	96,786
Mid-Cap Growth Class I *	37,447	685,168	10,785	55,975
Mid-Cap Value Class I *	2,774	56,721	4,323	12,443
Small-Cap Equity Class I *	8,815	199,730	21,168	24,237
Small-Cap Index Class I *	34,702	898,216	33,733	65,319
Small-Cap Value Class I *	32,400	711,950	26,483	73,101
Value Advantage Class I *	13,764	268,894	830	1,802
Emerging Markets Class I *	43,093	886,457	32,436	62,567
International Large-Cap Class I *	109,295	1,184,708	27,556	92,832
International Small-Cap Class I *	11,047	118,843	12,989	8,723
International Value Class I *	49,158	627,550	89,285	74,050
Health Sciences Class I *	26,505	1,285,205	41,742	54,547
Real Estate Class I *	28,668	843,627	23,000	55,445
Technology Class I *	36,727	362,136	12,819	25,844
Currency Strategies Class I *	1,115	12,921	1,099	211
Pacific Dynamix - Conservative Growth Class I *	283	4,917	1,433	666
Pacific Dynamix - Moderate Growth Class I *	32,847	722,614	5,707	33,817
Pacific Dynamix - Growth Class I *	30,459	758,795	28,865	13,978
Portfolio Optimization Conservative Class I *	345	4,789	202	22,702
Portfolio Optimization Moderate-Conservative Class I *	3,578	54,449	2,881	6,796
Portfolio Optimization Moderate Class I *	103,330	1,699,813	80,555	118,369
Portfolio Optimization Growth Class I *	177,023	3,138,851	60,138	384,264
Portfolio Optimization Aggressive-Growth Class I *	66,025	1,212,610	132,165	136,044
PSF DFA Balanced Allocation Class D *	1	14	—	5
Invesco Oppenheimer V.I. Global Series II	3,017	126,580	21,822	8,858
Invesco V.I. International Growth Series II	9,566	368,116	39,096	8,907
American Century VP Mid Cap Value Class II	2,992	61,941	17,436	4,465
American Funds IS Asset Allocation Class 4	8,411	199,090	21,965	41,833
American Funds IS Growth Class 4	9,775	776,268	99,933	113,419
American Funds IS Growth-Income Class 4	7,979	395,138	52,819	34,405
BlackRock® Basic Value V.I. Class III	1,227	16,715	6,571	54,628
BlackRock Global Allocation V.I. Class III	48,410	700,972	98,329	48,367
BlackRock 60/40 Target Allocation ETF V.I. Class I	31	379	390	—
Fidelity® VIP Contrafund® Service Class 2	28,573	1,031,498	128,918	83,036
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	272	3,568	797	91
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	5,705	79,419	15,288	16,372

See Notes to Financial Statements	See explanation of symbol on page SA-2

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	411	$6,253	$1,781	$422
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	754	11,455	4,544	1,519
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	110	2,661	1,642	133
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	1,091	25,021	3,450	762
Fidelity VIP Government Money Market Service Class	811,403	811,403	254,818	121,450
Fidelity VIP Growth Service Class 2	469	36,299	8,168	9,098
Fidelity VIP Mid Cap Service Class 2	14,920	473,717	67,454	55,507
Fidelity VIP Value Strategies Service Class 2	2,224	29,868	9,893	12,557
Templeton Foreign VIP Class 2	15,925	221,839	8,192	6,847
Templeton Global Bond VIP Class 2	8,518	136,025	21,401	6,890
Janus Henderson Enterprise Service Shares	1,545	123,502	12,246	31,853
Janus Henderson Overseas Service Shares	4,223	134,698	11,320	26,689
Lazard Retirement Global Dynamic Multi-Asset Service Shares *	5	69	3,812	10,444
ClearBridge Variable Aggressive Growth - Class II	8,410	232,439	16,790	13,157
ClearBridge Variable Mid Cap - Class II	565	12,707	3,168	1,100
Western Asset Variable Global High Yield Bond - Class II	745	5,538	1,680	543
Lord Abbett Bond Debenture Class VC	5,052	61,029	5,514	4,751
Lord Abbett Developing Growth Class VC	6,319	188,810	21,497	6,150
Lord Abbett Fundamental Equity Class VC	893	14,771	1,842	363
Lord Abbett Total Return Class VC	6,801	114,601	17,593	14,430
M Capital Appreciation	3,510	87,920	14,437	1,773
M Large Cap Growth	1,083	31,763	4,600	1,303
M Large Cap Value	644	8,249	393	182
MFS® New Discovery Series - Service Class	5,451	98,232	30,733	43,165
MFS Utilities Series - Service Class	5,228	180,686	12,620	8,333
MFS Value Series - Service Class	1,919	39,386	8,006	1,561
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	7,720	97,197	2,833	2,904
PIMCO Income - Administrative Class	224	2,433	2,538	113
Royce Micro-Cap Service Class	1,969	18,783	6,614	1,911
State Street Total Return V.I.S. Class 3	697	11,059	1,795	1,115
T. Rowe Price Blue Chip Growth - II	19,275	721,266	44,934	53,976
T. Rowe Price Equity Income - II	13,150	355,183	37,671	58,973
VanEck VIP Global Hard Assets Initial Class *	16,918	322,119	36,453	28,939

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Inflation
	Income	Bond	Rate Income	Bond	Managed	Strategy
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$379	$238,578	$97,136	$445,512	$576,802	$12,855
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	36	—
Investments sold	—	—	—	491	—	—
Total Assets	379	238,578	97,136	446,003	576,838	12,855
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	1	—	490	—	—
Investments purchased	—	—	—	—	37	—
Total Liabilities	—	1	—	490	37	—
NET ASSETS	$379	$238,577	$97,136	$445,513	$576,801	$12,855
Units Outstanding	32	12,756	7,719	14,932	22,625	1,127
Accumulation Unit Value	$11.68	$18.70	$12.58	$29.84	$25.49	$11.40
Cost of Investments	$380	$196,573	$93,627	$265,681	$521,448	$12,077

	Managed	Short Duration	Emerging		Developing	Dividend
	Bond	Bond	Markets Debt	Comstock	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,413,099	$201,993	$86,689	$352,973	$153,484	$392,014
Receivables:
Due from Pacific Life & Annuity Company	—	33	1	—	—	32
Investments sold	1,611	—	—	3,297	—	—
Total Assets	1,414,710	202,026	86,690	356,270	153,484	392,046
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,610	—	—	3,299	3	—
Investments purchased	—	36	—	—	—	—
Total Liabilities	1,610	36	—	3,299	3	—
NET ASSETS	$1,413,100	$201,990	$86,690	$352,971	$153,481	$392,046
Units Outstanding	49,616	14,629	6,651	12,567	6,400	10,562
Accumulation Unit Value	$28.48	$13.81	$13.03	$28.09	$23.98	$37.12
Cost of Investments	$1,101,847	$178,092	$66,779	$124,115	$45,291	$115,155

	Equity	Focused		Large-Cap	Large-Cap	Main Street
	Index	Growth	Growth	Growth	Value	Core
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$4,074,405	$323,497	$551,368	$975,453	$1,127,984	$1,181,204
Receivables:
Due from Pacific Life & Annuity Company	3,487	—	4	—	2	—
Investments sold	—	—	5	3,946	1	483
Total Assets	4,077,892	323,497	551,377	979,399	1,127,987	1,181,687
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	1	—	3,974	—	453
Investments purchased	3,437	—	—	—	—	—
Total Liabilities	3,437	1	—	3,974	—	453
NET ASSETS	$4,074,455	$323,496	$551,377	$975,425	$1,127,987	$1,181,234
Units Outstanding	130,787	4,994	22,809	35,412	35,051	39,650
Accumulation Unit Value	$31.15	$64.78	$24.17	$27.54	$32.18	$29.79
Cost of Investments	$1,515,835	$42,105	$171,248	$287,997	$377,236	$370,864

See Notes to Financial Statements

	Variable Accounts
	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Growth	Value	Equity	Index	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,004,426	$685,168	$56,721	$199,730	$898,216	$711,950
Receivables:
Due from Pacific Life & Annuity Company	—	—	2	—	119	—
Investments sold	3,055	3,387	—	1	—	2,545
Total Assets	1,007,481	688,555	56,723	199,731	898,335	714,495
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	3,039	3,385	—	3	—	2,515
Investments purchased	—	—	—	—	132	—
Total Liabilities	3,039	3,385	—	3	132	2,515
NET ASSETS	$1,004,442	$685,170	$56,723	$199,728	$898,203	$711,980
Units Outstanding	19,773	20,520	1,420	5,558	22,227	12,768
Accumulation Unit Value	$50.80	$33.39	$39.94	$35.94	$40.41	$55.76
Cost of Investments	$409,090	$184,056	$28,296	$126,517	$277,451	$342,516

	Value	Emerging	International	International	International	Health
	Advantage	Markets	Large-Cap	Small-Cap	Value	Sciences
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$268,894	$886,457	$1,184,708	$118,843	$627,550	$1,285,205
Receivables:
Due from Pacific Life & Annuity Company	36	211	—	1	161	1,014
Investments sold	—	—	1,877	—	—	—
Total Assets	268,930	886,668	1,186,585	118,844	627,711	1,286,219
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	1,872	—	—	—
Investments purchased	—	105	—	—	161	925
Total Liabilities	—	105	1,872	—	161	925
NET ASSETS	$268,930	$886,563	$1,184,713	$118,844	$627,550	$1,285,294
Units Outstanding	13,765	13,385	46,681	7,415	47,840	15,549
Accumulation Unit Value	$19.54	$66.23	$25.38	$16.03	$13.12	$82.66
Cost of Investments	$208,030	$263,425	$561,811	$67,746	$433,614	$198,341

				Pacific	Pacific
				Dynamix -	Dynamix -	Pacific
	Real		Currency	Conservative	Moderate	Dynamix -
	Estate	Technology	Strategies	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$843,627	$362,136	$12,921	$4,917	$722,614	$758,795
Receivables:
Due from Pacific Life & Annuity Company	22	—	—	—	—	1,125
Investments sold	—	2	—	—	—	—
Total Assets	843,649	362,138	12,921	4,917	722,614	759,920
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	11	—	—	—	—
Investments purchased	25	—	—	—	—	1,126
Total Liabilities	25	11	—	—	—	1,126
NET ASSETS	$843,624	$362,127	$12,921	$4,917	$722,614	$758,794
Units Outstanding	12,682	17,915	1,139	233	29,123	26,148
Accumulation Unit Value	$66.52	$20.21	$11.35	$21.12	$24.81	$29.02
Cost of Investments	$281,347	$162,636	$12,304	$4,217	$562,925	$468,621

See Notes to Financial Statements

	Variable Accounts
		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
ASSETS
Investments in mutual funds, at value	$4,789	$54,449	$1,699,813	$3,138,851	$1,212,610	$14
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	4,789	54,449	1,699,813	3,138,851	1,212,610	14
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	1	53	61	6	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	1	1	53	61	6	—
NET ASSETS	$4,788	$54,448	$1,699,760	$3,138,790	$1,212,604	$14
Units Outstanding	333	3,471	100,574	173,080	64,807	1
Accumulation Unit Value	$14.37	$15.69	$16.90	$18.13	$18.71	$13.38
Cost of Investments	$3,953	$34,643	$1,085,106	$1,677,635	$706,416	$12

	Invesco	Invesco V.I.	American
	Oppenheimer	International	Century	American Funds	American Funds	American Funds
	V.I. Global	Growth	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income
	Series II	Series II	Class II	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$126,580	$368,116	$61,941	$199,090	$776,268	$395,138
Receivables:
Due from Pacific Life & Annuity Company	—	162	204	1	—	—
Investments sold	—	—	—	—	25	—
Total Assets	126,580	368,278	62,145	199,091	776,293	395,138
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	8	—	—	—	51	8
Investments purchased	—	162	126	—	—	—
Total Liabilities	8	162	126	—	51	8
NET ASSETS	$126,572	$368,116	$62,019	$199,091	$776,242	$395,130
Units Outstanding	6,696	22,920	2,558	6,139	19,252	11,823
Accumulation Unit Value	$18.90	$16.06	$24.25	$32.43	$40.32	$33.42
Cost of Investments	$111,578	$327,176	$52,630	$178,668	$658,356	$361,147

		BlackRock	BlackRock		Fidelity VIP	Fidelity VIP
	BlackRock	Global	60/40 Target	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	Allocation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	ETF V.I. Class I	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$16,715	$700,972	$379	$1,031,498	$3,568	$79,419
Receivables:
Due from Pacific Life & Annuity Company	6	1,232	—	22	—	—
Investments sold	—	—	—	—	—	—
Total Assets	16,721	702,204	379	1,031,520	3,568	79,419
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	1,232	—	—	—	—
Total Liabilities	—	1,232	—	—	—	—
NET ASSETS	$16,721	$700,972	$379	$1,031,520	$3,568	$79,419
Units Outstanding	691	30,168	29	29,889	197	4,395
Accumulation Unit Value	$24.20	$23.24	$13.13	$34.51	$18.11	$18.07
Cost of Investments	$11,792	$645,974	$390	$707,400	$3,472	$43,557

See Notes to Financial Statements

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$6,253	$11,455	$2,661	$25,021	$811,403	$36,299
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	7	—
Investments sold	—	—	—	—	—	—
Total Assets	6,253	11,455	2,661	25,021	811,410	36,299
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	4	1	—	—	2
Investments purchased	—	—	—	—	—	—
Total Liabilities	1	4	1	—	—	2
NET ASSETS	$6,252	$11,451	$2,660	$25,021	$811,410	$36,297
Units Outstanding	328	602	130	1,209	77,853	980
Accumulation Unit Value	$19.07	$19.02	$20.39	$20.69	$10.42	$37.05
Cost of Investments	$5,215	$9,991	$2,276	$23,075	$811,403	$17,116

					Janus	Janus
	Fidelity VIP	Fidelity VIP		Templeton	Henderson	Henderson
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Enterprise	Overseas
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$473,717	$29,868	$221,839	$136,025	$123,502	$134,698
Receivables:
Due from Pacific Life & Annuity Company	—	3	—	—	193	—
Investments sold	—	—	—	—	—	—
Total Assets	473,717	29,871	221,839	136,025	123,695	134,698
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	5	—	—	1	—	3
Investments purchased	—	—	—	—	126	—
Total Liabilities	5	—	—	1	126	3
NET ASSETS	$473,712	$29,871	$221,839	$136,024	$123,569	$134,695
Units Outstanding	16,503	1,173	16,621	10,511	3,238	11,432
Accumulation Unit Value	$28.70	$25.46	$13.35	$12.94	$38.16	$11.78
Cost of Investments	$421,589	$17,345	$222,752	$143,245	$60,620	$125,779

	Lazard Retirement	ClearBridge	ClearBridge	Western Asset	Lord Abbett
	Global Dynamic	Variable	Variable	Variable Global	Bond	Lord Abbett
	Multi-Asset	Aggressive	Mid Cap -	High Yield Bond -	Debenture	Developing Growth
	Service Shares	Growth - Class II	Class II	Class II	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$69	$232,439	$12,707	$5,538	$61,029	$188,810
Receivables:
Due from Pacific Life & Annuity Company	—	1	35	—	36	2
Investments sold	—	—	—	—	—	—
Total Assets	69	232,440	12,742	5,538	61,065	188,812
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	36	—
Total Liabilities	—	—	—	—	36	—
NET ASSETS	$69	$232,440	$12,742	$5,538	$61,029	$188,812
Units Outstanding	5	8,578	505	446	4,599	7,285
Accumulation Unit Value	$13.89	$27.10	$25.26	$12.43	$13.27	$25.92
Cost of Investments	$45	$212,544	$9,070	$5,479	$60,282	$186,082

See Notes to Financial Statements

	Variable Accounts
	Lord Abbett					MFS
	Fundamental	Lord Abbett				New Discovery
	Equity	Total Return	M Capital	M Large Cap	M Large Cap	Series -
	Class VC	Class VC	Appreciation	Growth	Value	Service Class
ASSETS
Investments in mutual funds, at value	$14,771	$114,601	$87,920	$31,763	$8,249	$98,232
Receivables:
Due from Pacific Life & Annuity Company	—	108	62	85	—	—
Investments sold	—	—	—	—	—	—
Total Assets	14,771	114,709	87,982	31,848	8,249	98,232
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	108	—	—	—	—
Total Liabilities	—	108	—	—	—	—
NET ASSETS	$14,771	$114,601	$87,982	$31,848	$8,249	$98,232
Units Outstanding	642	9,622	1,875	641	282	2,916
Accumulation Unit Value	$23.00	$11.91	$46.93	$49.71	$29.28	$33.69
Cost of Investments	$15,454	$113,231	$82,742	$23,784	$7,021	$77,447

			PIMCO
	MFS	MFS	Global Multi-	PIMCO
	Utilities	Value	Asset Managed	Income -	Royce	State Street
	Series -	Series -	Allocation -	Administrative	Micro-Cap	Total Return
	Service Class	Service Class	Advisor Class	Class	Service Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$180,686	$39,386	$97,197	$2,433	$18,783	$11,059
Receivables:
Due from Pacific Life & Annuity Company	—	5	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	180,686	39,391	97,197	2,433	18,783	11,059
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	1	—	—	—	—	—
NET ASSETS	$180,685	$39,391	$97,197	$2,433	$18,783	$11,059
Units Outstanding	7,769	2,614	7,775	222	1,251	612
Accumulation Unit Value	$23.26	$15.07	$12.50	$10.97	$15.02	$18.07
Cost of Investments	$119,684	$35,692	$90,319	$2,424	$20,025	$11,268

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Hard Assets
	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$721,266	$355,183	$322,119
Receivables:
Due from Pacific Life & Annuity Company	103	—	57
Investments sold	—	—	—
Total Assets	721,369	355,183	322,176
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	20	—
Investments purchased	—	—	56
Total Liabilities	—	20	56
NET ASSETS	$721,369	$355,163	$322,120
Units Outstanding	17,174	13,682	23,011
Accumulation Unit Value	$42.00	$25.96	$14.00
Cost of Investments	$263,408	$263,952	$335,436

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Inflation
	Income	Bond	Rate Income	Bond	Managed	Strategy
	Class I (1)	Class I	Class I	Class I	Class I	Class I (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	146	16	12,724	5,590	40
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	146	16	12,724	5,590	40
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1)	21,198	3,490	45,965	45,717	778
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1)	$21,344	$3,506	$58,689	$51,307	$818

	Managed	Short Duration	Emerging		Developing	Dividend
	Bond	Bond	Markets Debt	Comstock	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	28,288	4,983	214	14,830	8,499	7,296
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	28,288	4,983	214	14,830	8,499	7,296
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	91,702	4,947	7,478	59,236	31,486	87,182
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,990	$9,930	$7,692	$74,066	$39,985	$94,478

	Equity	Focused		Large-Cap	Large-Cap	Main Street
	Index	Growth	Growth	Growth	Value	Core
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,856	11,381	17,667	47,675	57,326	16,529
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	7,856	11,381	17,667	47,675	57,326	16,529
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	962,328	75,569	139,835	207,773	208,866	280,857
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$970,184	$86,950	$157,502	$255,448	$266,192	$297,386

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Growth	Value	Equity	Index	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	25,692	12,523	2,920	82	15,238	18,982
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	25,692	12,523	2,920	82	15,238	18,982
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	155,637	187,295	11,742	38,278	167,817	118,474
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,329	$199,818	$14,662	$38,360	$183,055	$137,456

	Value	Emerging	International	International	International	Health
	Advantage	Markets	Large-Cap	Small-Cap	Value	Sciences
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	177	16,171	26,328	(832)	2,903	17,044
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	177	16,171	26,328	(832)	2,903	17,044
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	57,097	167,480	243,633	20,109	88,290	246,293
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,274	$183,651	$269,961	$19,277	$91,193	$263,337

				Pacific	Pacific
				Dynamix -	Dynamix -	Pacific
	Real		Currency	Conservative	Moderate	Dynamix -
	Estate	Technology	Strategies	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	19,959	306	1	1	1,722	(38)
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	19,959	306	1	1	1,722	(38)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	186,819	99,215	67	593	115,852	139,730
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,778	$99,521	$68	$594	$117,574	$139,692

See Notes to Financial Statements

	Variable Accounts
		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,375	1,219	(2,877)	125,497	5,370	—
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,375	1,219	(2,877)	125,497	5,370	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,013)	6,318	267,439	463,414	226,303	3
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,362	$7,537	$264,562	$588,911	$231,673	$3

	Invesco	Invesco V.I.	American
	Oppenheimer	International	Century	American Funds	American Funds	American Funds
	V.I. Global	Growth	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income
	Series II	Series II	Class II	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends	$736	$4,307	$1,025	$3,317	$4,104	$5,589
Net Investment Income	736	4,307	1,025	3,317	4,104	5,589
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(982)	(148)	(492)	(868)	1,481	(704)
Capital gain distributions	16,619	21,649	5,386	10,927	81,566	38,247
Realized Gain (Loss) on Investments	15,637	21,501	4,894	10,059	83,047	37,543
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,491	54,319	6,991	24,472	107,637	41,550
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,864	$80,127	$12,910	$37,848	$194,788	$84,682

		BlackRock	BlackRock		Fidelity VIP	Fidelity VIP
	BlackRock	Global	60/40 Target	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	Allocation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	ETF V.I. Class I (1)	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$355	$8,568	$7	$2,074	$54	$1,362
Net Investment Income	355	8,568	7	2,074	54	1,362
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,925	(1,135)	—	(1,077)	(2)	1,010
Capital gain distributions	1,360	26,753	3	110,446	203	4,177
Realized Gain (Loss) on Investments	11,285	25,618	3	109,369	201	5,187
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,609)	71,807	(11)	145,514	216	7,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,031	$105,993	$(1)	$256,957	$471	$13,832

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
INVESTMENT INCOME
Dividends	$91	$169	$21	$334	$14,431	$18
Net Investment Income	91	169	21	334	14,431	18
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(7)	3	—	(26)	—	582
Capital gain distributions	131	275	36	718	—	2,078
Realized Gain (Loss) on Investments	124	278	36	692	—	2,660
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	706	1,335	221	4,161	—	6,883
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$921	$1,782	$278	$5,187	$14,431	$9,561

					Janus	Janus
	Fidelity VIP	Fidelity VIP		Templeton	Henderson	Henderson
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Enterprise	Overseas
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares
INVESTMENT INCOME
Dividends	$3,064	$424	$3,599	$9,483	$59	$2,402
Net Investment Income	3,064	424	3,599	9,483	59	2,402
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,223)	(143)	(684)	(714)	7,359	(7,898)
Capital gain distributions	52,095	3,259	2,149	—	7,102	—
Realized Gain (Loss) on Investments	45,872	3,116	1,465	(714)	14,461	(7,898)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	45,857	5,261	20,030	(6,110)	22,544	35,667
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,793	$8,801	$25,094	$2,659	$37,064	$30,171

	Lazard Retirement	ClearBridge	ClearBridge	Western Asset	Lord Abbett
	Global Dynamic	Variable	Variable	Variable Global	Bond	Lord Abbett
	Multi-Asset	Aggressive	Mid Cap -	High Yield Bond -	Debenture	Developing Growth
	Service Shares	Growth - Class II	Class II	Class II	Class VC	Class VC
INVESTMENT INCOME
Dividends	$—	$1,614	$43	$269	$2,328	$—
Net Investment Income	—	1,614	43	269	2,328	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	105	(1,980)	1	4	(280)	(898)
Capital gain distributions	—	4,007	116	—	—	17,508
Realized Gain (Loss) on Investments	105	2,027	117	4	(280)	16,610
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	541	42,781	2,720	349	5,196	29,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$646	$46,422	$2,880	$622	$7,244	$45,994

See Notes to Financial Statements

	Variable Accounts
	Lord Abbett					MFS
	Fundamental	Lord Abbett				New Discovery
	Equity	Total Return	M Capital	M Large Cap	M Large Cap	Series -
	Class VC	Class VC	Appreciation	Growth	Value	Service Class
INVESTMENT INCOME
Dividends	$178	$2,991	$267	$—	$137	$—
Net Investment Income	178	2,991	267	—	137	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(114)	(190)	(702)	(66)	(22)	(9,947)
Capital gain distributions	362	—	6,736	1,807	256	25,034
Realized Gain (Loss) on Investments	248	(190)	6,034	1,741	234	15,087
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,094	6,532	12,913	6,573	1,111	23,356
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,520	$9,333	$19,214	$8,314	$1,482	$38,443

			PIMCO
	MFS	MFS	Global Multi-	PIMCO
	Utilities	Value	Asset Managed	Income -	Royce	State Street
	Series -	Series -	Allocation -	Administrative	Micro-Cap	Total Return
	Service Class	Service Class	Advisor Class	Class (1)	Service Class	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$6,432	$633	$1,927	$37	$—	$227
Net Investment Income	6,432	633	1,927	37	—	227
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	374	(94)	(53)	(1)	(214)	(300)
Capital gain distributions	510	1,520	—	—	1,681	—
Realized Gain (Loss) on Investments	884	1,426	(53)	(1)	1,467	(300)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,090	6,122	12,416	9	1,149	1,579

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,406	$8,181	$14,290	$45	$2,616	$1,506

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$—	$7,189	$—
Net Investment Income	—	7,189	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,137	(1,617)	(8,784)
Capital gain distributions	18,782	21,060	—
Realized Gain (Loss) on Investments	22,919	19,443	(8,784)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	145,564	54,647	42,246
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,483	$81,279	$33,462

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Core Income		Diversified Bond		Floating Rate Income
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	—		146	(219)	16	—
Change in net unrealized appreciation (depreciation) on investments	(1)		21,198	(2,262)	3,490	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1)		21,344	(2,481)	3,506	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	380		11,952	9,724	3,159	67
Transfers between variable and fixed accounts, net	—		59,997	11,181	92,091	—
Policy maintenance charges	—		(8,375)	(8,322)	(2,804)	(7)
Policy benefits and terminations	—		—	(17,097)	—	—
Policy loans and loan repayments	—		1,514	(907)	658	—
Other	—		99	92	211	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	380		65,187	(5,329)	93,315	60
NET INCREASE (DECREASE) IN NET ASSETS	379		86,531	(7,810)	96,821	60
NET ASSETS
Beginning of Year or Period	—		152,046	159,856	315	255
End of Year or Period	$379		$238,577	$152,046	$97,136	$315

	High Yield Bond		Inflation Managed		Inflation Strategy
	Class I		Class I		Class I (1), (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	12,724	810	5,590	(168)	40	44
Change in net unrealized appreciation (depreciation) on investments	45,965	(15,436)	45,717	(13,645)	778	(136)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,689	(14,626)	51,307	(13,813)	818	(92)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,545	33,786	41,319	46,995	—	6,385
Transfers between variable and fixed accounts, net	(5,120)	2,404	(36,388)	(1,489)	12,887	(10,365)
Policy maintenance charges	(22,131)	(22,211)	(43,307)	(45,977)	(850)	(1,418)
Policy benefits and terminations	(27,017)	(35,396)	(29,158)	(24,779)	—	—
Policy loans and loan repayments	(8,892)	(1,972)	(5,425)	(8,493)	—	—
Other	365	420	355	406	—	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(43,250)	(22,969)	(72,604)	(33,337)	12,037	(5,399)
NET INCREASE (DECREASE) IN NET ASSETS	15,439	(37,595)	(21,297)	(47,150)	12,855	(5,491)
NET ASSETS
Beginning of Year or Period	430,074	467,669	598,098	645,248	—	5,491
End of Year or Period	$445,513	$430,074	$576,801	$598,098	$12,855	$—

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) All units were fully redeemed or transferred prior to December 31, 2018 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Managed Bond		Short Duration Bond		Emerging Markets Debt
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	28,288	1,987	4,983	263	214	(802)
Change in net unrealized appreciation (depreciation) on investments	91,702	(11,579)	4,947	2,578	7,478	(4,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	119,990	(9,592)	9,930	2,841	7,692	(5,221)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	80,425	76,051	12,672	12,301	5,329	3,802
Transfers between variable and fixed accounts, net	(27,664)	6,669	7,330	14,234	(5,039)	13,852
Policy maintenance charges	(79,655)	(80,316)	(16,339)	(16,534)	(2,949)	(2,676)
Policy benefits and terminations	(110,045)	(48,623)	(53,192)	(21,712)	—	(10,299)
Policy loans and loan repayments	(11,303)	(7,400)	(5,827)	1,022	—	—
Other	859	993	194	225	197	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(147,383)	(52,626)	(55,162)	(10,464)	(2,462)	4,680
NET INCREASE (DECREASE) IN NET ASSETS	(27,393)	(62,218)	(45,232)	(7,623)	5,230	(541)
NET ASSETS
Beginning of Year	1,440,493	1,502,711	247,222	254,845	81,460	82,001
End of Year	$1,413,100	$1,440,493	$201,990	$247,222	$86,690	$81,460

	Comstock		Developing Growth		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,830	13,648	8,499	6,708	7,296	25,105
Change in net unrealized appreciation (depreciation) on investments	59,236	(57,454)	31,486	1,489	87,182	(27,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,066	(43,806)	39,985	8,197	94,478	(2,106)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,266	19,371	—	—	18,714	24,567
Transfers between variable and fixed accounts, net	(6,082)	332	(333)	(275)	335	(26,138)
Policy maintenance charges	(21,525)	(24,148)	(6,476)	(6,489)	(24,963)	(24,334)
Policy benefits and terminations	(15,581)	(26,797)	(5,473)	(4,076)	(11,027)	(8,787)
Policy loans and loan repayments	(610)	3,689	(342)	—	(814)	(10,356)
Other	(99)	107	5	(1)	(25)	194
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,631)	(27,446)	(12,619)	(10,841)	(17,780)	(44,854)
NET INCREASE (DECREASE) IN NET ASSETS	47,435	(71,252)	27,366	(2,644)	76,698	(46,960)
NET ASSETS
Beginning of Year	305,536	376,788	126,115	128,759	315,348	362,308
End of Year	$352,971	$305,536	$153,481	$126,115	$392,046	$315,348

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	7,856	43,178	11,381	47,223	17,667	15,795
Change in net unrealized appreciation (depreciation) on investments	962,328	(181,352)	75,569	(36,464)	139,835	(3,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	970,184	(138,174)	86,950	10,759	157,502	12,422
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	169,701	172,005	9,203	7,616	27,959	28,798
Transfers between variable and fixed accounts, net	(10,454)	61,230	(3,534)	160,509	(6,322)	(8,033)
Policy maintenance charges	(120,467)	(105,703)	(14,031)	(11,267)	(34,653)	(35,090)
Policy benefits and terminations	(54,278)	(191,082)	—	(217,564)	(12,523)	(17,636)
Policy loans and loan repayments	(6,329)	(189,528)	(4,442)	(6,262)	(1,600)	4,667
Other	1,954	420	315	189	(156)	139
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,873)	(252,658)	(12,489)	(66,779)	(27,295)	(27,155)
NET INCREASE (DECREASE) IN NET ASSETS	950,311	(390,832)	74,461	(56,020)	130,207	(14,733)
NET ASSETS
Beginning of Year	3,124,144	3,514,976	249,035	305,055	421,170	435,903
End of Year	$4,074,455	$3,124,144	$323,496	$249,035	$551,377	$421,170

	Large-Cap Growth		Large-Cap Value		Main Street Core
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	47,675	58,645	57,326	75,173	16,529	38,338
Change in net unrealized appreciation (depreciation) on investments	207,773	(39,383)	208,866	(174,984)	280,857	(117,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	255,448	19,262	266,192	(99,811)	297,386	(79,602)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	44,628	46,841	40,423	45,923	43,183	49,334
Transfers between variable and fixed accounts, net	(44,914)	(868)	(13,890)	(60,073)	(15,112)	(9,218)
Policy maintenance charges	(53,355)	(54,745)	(53,217)	(56,783)	(54,473)	(53,180)
Policy benefits and terminations	(32,356)	(73,290)	(59,340)	(52,476)	(25,866)	(26,624)
Policy loans and loan repayments	(8,559)	(12,653)	(7,829)	(11,098)	(3,000)	(1,593)
Other	(202)	434	(33)	245	(280)	176
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(94,758)	(94,281)	(93,886)	(134,262)	(55,548)	(41,105)
NET INCREASE (DECREASE) IN NET ASSETS	160,690	(75,019)	172,306	(234,073)	241,838	(120,707)
NET ASSETS
Beginning of Year	814,735	889,754	955,681	1,189,754	939,396	1,060,103
End of Year	$975,425	$814,735	$1,127,987	$955,681	$1,181,234	$939,396

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	25,692	31,279	12,523	20,674	2,920	1,487
Change in net unrealized appreciation (depreciation) on investments	155,637	(125,128)	187,295	(21,790)	11,742	(10,565)
Net Increase (Decrease) in Net Assets Resulting from Operations	181,329	(93,849)	199,818	(1,116)	14,662	(9,078)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	46,951	52,204	24,036	20,245	5,449	4,454
Transfers between variable and fixed accounts, net	5,328	(4,236)	(20,894)	17,110	(2,415)	1,372
Policy maintenance charges	(54,603)	(56,359)	(32,049)	(30,077)	(3,950)	(4,115)
Policy benefits and terminations	(50,739)	(37,066)	(12,993)	(22,793)	(4,014)	(14,075)
Policy loans and loan repayments	(1,479)	(15,222)	(3,527)	1,508	(3,256)	(1)
Other	(39)	379	234	187	68	52
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(54,581)	(60,300)	(45,193)	(13,820)	(8,118)	(12,313)
NET INCREASE (DECREASE) IN NET ASSETS	126,748	(154,149)	154,625	(14,936)	6,544	(21,391)
NET ASSETS
Beginning of Year	877,694	1,031,843	530,545	545,481	50,179	71,570
End of Year	$1,004,442	$877,694	$685,170	$530,545	$56,723	$50,179

	Small-Cap Equity		Small-Cap Index		Small-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	82	80	15,238	39,783	18,982	19,570
Change in net unrealized appreciation (depreciation) on investments	38,278	(24,172)	167,817	(135,158)	118,474	(138,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,360	(24,092)	183,055	(95,375)	137,456	(119,303)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,089	10,572	39,281	41,771	32,887	25,392
Transfers between variable and fixed accounts, net	14,272	9,495	6,938	(21,752)	2,869	(16,218)
Policy maintenance charges	(9,913)	(13,239)	(43,948)	(44,754)	(34,462)	(36,415)
Policy benefits and terminations	(15,046)	(19,359)	(32,462)	(32,834)	(47,963)	(12,962)
Policy loans and loan repayments	(1,498)	1,640	(1,575)	(5,039)	(401)	(4,004)
Other	26	157	166	385	481	318
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,070)	(10,734)	(31,600)	(62,223)	(46,589)	(43,889)
NET INCREASE (DECREASE) IN NET ASSETS	35,290	(34,826)	151,455	(157,598)	90,867	(163,192)
NET ASSETS
Beginning of Year	164,438	199,264	746,748	904,346	621,113	784,305
End of Year	$199,728	$164,438	$898,203	$746,748	$711,980	$621,113

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Value Advantage		Emerging Markets		International Large-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	177	61	16,171	56,688	26,328	14,943
Change in net unrealized appreciation (depreciation) on investments	57,097	(21,258)	167,480	(162,410)	243,633	(147,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,274	(21,197)	183,651	(105,722)	269,961	(132,719)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	830	1,068	47,317	41,928	45,196	49,311
Transfers between variable and fixed accounts, net	—	8,511	(8,595)	(62,084)	(16,950)	23,843
Policy maintenance charges	(1,789)	(1,612)	(37,344)	(44,209)	(53,697)	(55,210)
Policy benefits and terminations	—	(8,703)	(23,900)	(29,489)	(32,923)	(54,668)
Policy loans and loan repayments	—	—	(8,524)	(56,373)	(7,510)	(7,289)
Other	24	—	937	1,185	607	1,000
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(935)	(736)	(30,109)	(149,042)	(65,277)	(43,013)
NET INCREASE (DECREASE) IN NET ASSETS	56,339	(21,933)	153,542	(254,764)	204,684	(175,732)
NET ASSETS
Beginning of Year	212,591	234,524	733,021	987,785	980,029	1,155,761
End of Year	$268,930	$212,591	$886,563	$733,021	$1,184,713	$980,029

	International Small-Cap		International Value		Health Sciences
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(832)	1,873	2,903	10,658	17,044	181,075
Change in net unrealized appreciation (depreciation) on investments	20,109	(28,336)	88,290	(103,916)	246,293	(74,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,277	(26,463)	91,193	(93,258)	263,337	106,439
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,042	14,644	38,270	39,536	57,555	58,549
Transfers between variable and fixed accounts, net	1,379	20,342	49,126	(11,522)	1,458	(18,927)
Policy maintenance charges	(6,510)	(8,696)	(33,077)	(34,964)	(65,617)	(63,806)
Policy benefits and terminations	(3,905)	(9,667)	(36,171)	(30,468)	(812)	(60,729)
Policy loans and loan repayments	(950)	(7,862)	(2,954)	(6,972)	(5,993)	(206,407)
Other	211	219	42	497	695	656
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,267	8,980	15,236	(43,893)	(12,714)	(290,664)
NET INCREASE (DECREASE) IN NET ASSETS	23,544	(17,483)	106,429	(137,151)	250,623	(184,225)
NET ASSETS
Beginning of Year	95,300	112,783	521,121	658,272	1,034,671	1,218,896
End of Year	$118,844	$95,300	$627,550	$521,121	$1,285,294	$1,034,671

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Real Estate		Technology		Currency Strategies
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	19,959	86,720	306	(739)	1	(2)
Change in net unrealized appreciation (depreciation) on investments	186,819	(146,718)	99,215	(6,017)	67	626
Net Increase (Decrease) in Net Assets
Resulting from Operations	206,778	(59,998)	99,521	(6,756)	68	624
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	46,039	42,205	14,163	16,545	1,095	1,095
Transfers between variable and fixed accounts, net	(26,794)	(158,715)	(7,216)	68,983	—	—
Policy maintenance charges	(45,728)	(44,261)	(20,854)	(18,746)	(233)	(290)
Policy benefits and terminations	(4,974)	(27,553)	(291)	(6,326)	—	—
Policy loans and loan repayments	(1,801)	(5,354)	942	(1,324)	—	—
Other	812	871	222	193	26	22
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(32,446)	(192,807)	(13,034)	59,325	888	827
NET INCREASE (DECREASE) IN NET ASSETS	174,332	(252,805)	86,487	52,569	956	1,451
NET ASSETS
Beginning of Year	669,292	922,097	275,640	223,071	11,965	10,514
End of Year	$843,624	$669,292	$362,127	$275,640	$12,921	$11,965

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth Class I		Moderate Growth Class I		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1	(9)	1,722	383	(38)	(192)
Change in net unrealized appreciation (depreciation) on investments	593	(127)	115,852	(37,103)	139,730	(47,241)
Net Increase (Decrease) in Net Assets Resulting from Operations	594	(136)	117,574	(36,720)	139,692	(47,433)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,433	1,615	6,299	6,309	30,863	41,873
Transfers between variable and fixed accounts, net	(1)	(15)	7	73	(5,526)	112
Policy maintenance charges	(666)	(928)	(34,423)	(32,581)	(11,887)	(16,474)
Policy benefits and terminations	—	—	—	(2,380)	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	1	(1)	7	(1)	1,436	1,458
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	767	671	(28,110)	(28,580)	14,886	26,969
NET INCREASE (DECREASE) IN NET ASSETS	1,361	535	89,464	(65,300)	154,578	(20,464)
NET ASSETS
Beginning of Year	3,556	3,021	633,150	698,450	604,216	624,680
End of Year	$4,917	$3,556	$722,614	$633,150	$758,794	$604,216

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,375	195	1,219	4,667	(2,877)	3,164
Change in net unrealized appreciation (depreciation) on investments	(1,013)	(1,096)	6,318	(7,176)	267,439	(107,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,362	(901)	7,537	(2,509)	264,562	(104,221)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	486	486	2,987	7,987	114,195	136,365
Transfers between variable and fixed accounts, net	—	—	1	(249)	(691)	383,218
Policy maintenance charges	(1,635)	(2,619)	(6,902)	(7,407)	(106,209)	(109,945)
Policy benefits and terminations	(21,350)	—	—	(16,043)	—	(106,473)
Policy loans and loan repayments	—	—	—	—	(47,333)	(7,777)
Other	(1)	—	(1)	(31)	2,170	(434)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,500)	(2,133)	(3,915)	(15,743)	(37,868)	294,954
NET INCREASE (DECREASE) IN NET ASSETS	(20,138)	(3,034)	3,622	(18,252)	226,694	190,733
NET ASSETS
Beginning of Year	24,926	27,960	50,826	69,078	1,473,066	1,282,333
End of Year	$4,788	$24,926	$54,448	$50,826	$1,699,760	$1,473,066

	Portfolio Optimization		Portfolio Optimization		PSF DFA
	Growth Class I		Aggressive-Growth Class I		Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	125,497	49,062	5,370	15,933	—	—
Change in net unrealized appreciation (depreciation) on investments	463,414	(304,054)	226,303	(113,873)	3	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	588,911	(254,992)	231,673	(97,940)	3	(2)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	71,810	189,957	118,464	120,254	—	—
Transfers between variable and fixed accounts, net	(49,831)	(54,529)	14,837	61,194	—	—
Policy maintenance charges	(109,107)	(120,588)	(42,919)	(43,865)	(5)	(5)
Policy benefits and terminations	(116,840)	(120,934)	(80,285)	(200,074)	—	—
Policy loans and loan repayments	(125,113)	(48,780)	(15,819)	332	—	—
Other	4,895	5,802	1,838	820	—	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(324,186)	(149,072)	(3,884)	(61,339)	(5)	(5)
NET INCREASE (DECREASE) IN NET ASSETS	264,725	(404,064)	227,789	(159,279)	(2)	(7)
NET ASSETS
Beginning of Year	2,874,065	3,278,129	984,815	1,144,094	16	23
End of Year	$3,138,790	$2,874,065	$1,212,604	$984,815	$14	$16

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Invesco Oppenheimer V.I.		Invesco V.I. International		American Century
	Global Series II		Growth Series II		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$736	$969	$4,307	$5,664	$1,025	$844
Realized gain (loss) on investments	15,637	7,413	21,501	1,854	4,894	5,431
Change in net unrealized appreciation (depreciation) on investments	14,491	(24,166)	54,319	(57,204)	6,991	(13,543)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,864	(15,784)	80,127	(49,686)	12,910	(7,268)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,543	5,943	13,524	12,034	14,131	19,311
Transfers between variable and fixed accounts, net	(2,736)	12,321	106	103	8	(19,895)
Policy maintenance charges	(7,417)	(7,733)	(9,401)	(8,605)	(4,747)	(5,933)
Policy benefits and terminations	—	(12,352)	—	—	—	(29,871)
Policy loans and loan repayments	—	—	—	—	(2,824)	—
Other	211	210	4	2	70	55
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,399)	(1,611)	4,233	3,534	6,638	(36,333)
NET INCREASE (DECREASE) IN NET ASSETS	26,465	(17,395)	84,360	(46,152)	19,548	(43,601)
NET ASSETS
Beginning of Year	100,107	117,502	283,756	329,908	42,471	86,072
End of Year	$126,572	$100,107	$368,116	$283,756	$62,019	$42,471

	American Funds IS Asset		American Funds IS		American Funds IS
	Allocation Class 4		Growth Class 4		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,317	$3,023	$4,104	$1,922	$5,589	$4,527
Realized gain (loss) on investments	10,059	8,838	83,047	79,845	37,543	25,754
Change in net unrealized appreciation (depreciation) on investments	24,472	(21,879)	107,637	(79,349)	41,550	(36,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,848	(10,018)	194,788	2,418	84,682	(6,221)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,846	9,725	28,173	31,005	17,191	19,933
Transfers between variable and fixed accounts, net	(5,801)	(545)	(3,445)	(15,185)	(940)	(580)
Policy maintenance charges	(4,153)	(4,565)	(36,482)	(47,806)	(23,831)	(26,718)
Policy benefits and terminations	(33,413)	(808)	(77,155)	(31,559)	(17,388)	(8,038)
Policy loans and loan repayments	1,264	1,264	(11,069)	(14,967)	(600)	(1,496)
Other	145	145	795	1,103	138	365
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(34,112)	5,216	(99,183)	(77,409)	(25,430)	(16,534)
NET INCREASE (DECREASE) IN NET ASSETS	3,736	(4,802)	95,605	(74,991)	59,252	(22,755)
NET ASSETS
Beginning of Year	195,355	200,157	680,637	755,628	335,878	358,633
End of Year	$199,091	$195,355	$776,242	$680,637	$395,130	$335,878

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	BlackRock Basic Value		BlackRock Global Allocation		BlackRock 60/40 Target
	V.I. Class III		V.I. Class III		Allocation ETF V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$355	$973	$8,568	$5,429	$7
Realized gain (loss) on investments	11,285	10,820	25,618	27,782	3
Change in net unrealized appreciation (depreciation) on investments	(1,609)	(15,391)	71,807	(79,609)	(11)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,031	(3,598)	105,993	(46,398)	(1)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,265	5,179	66,145	90,993	380
Transfers between variable and fixed accounts, net	(28)	(30,495)	5,094	(72,182)	—
Policy maintenance charges	(3,832)	(7,427)	(22,528)	(23,992)	—
Policy benefits and terminations	(49,370)	(4,875)	(13,061)	—	—
Policy loans and loan repayments	(1,840)	114	(21,821)	59	—
Other	39	30	813	151	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(49,766)	(37,474)	14,642	(4,971)	380
NET INCREASE (DECREASE) IN NET ASSETS	(39,735)	(41,072)	120,635	(51,369)	379
NET ASSETS
Beginning of Year or Period	56,456	97,528	580,337	631,706	—
End of Year or Period	$16,721	$56,456	$700,972	$580,337	$379

	Fidelity VIP Contrafund		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,074	$4,177	$54	$39	$1,362	$1,006
Realized gain (loss) on investments	109,369	82,252	201	127	5,187	3,705
Change in net unrealized appreciation (depreciation) on investments	145,514	(145,169)	216	(307)	7,283	(9,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	256,957	(58,740)	471	(141)	13,832	(4,713)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	26,045	24,379	540	253	9,750	8,990
Transfers between variable and fixed accounts, net	(1,673)	2,507	—	(443)	—	—
Policy maintenance charges	(41,817)	(43,269)	(96)	(179)	(16,652)	(15,943)
Policy benefits and terminations	(46,958)	(30,627)	—	—	—	—
Policy loans and loan repayments	(3,197)	(11,647)	—	—	—	—
Other	981	946	5	(2)	279	300
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(66,619)	(57,711)	449	(371)	(6,623)	(6,653)
NET INCREASE (DECREASE) IN NET ASSETS	190,338	(116,451)	920	(512)	7,209	(11,366)
NET ASSETS
Beginning of Year	841,182	957,633	2,648	3,160	72,210	83,576
End of Year	$1,031,520	$841,182	$3,568	$2,648	$79,419	$72,210

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$91	$55	$169	$82	$21	$10
Realized gain (loss) on investments	124	77	278	202	36	13,660
Change in net unrealized appreciation (depreciation) on investments	706	(435)	1,335	(849)	221	(19,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	921	(303)	1,782	(565)	278	(5,916)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,811	900	3,566	3,087	1,573	358
Transfers between variable and fixed accounts, net	(7)	4	532	1	25	(1)
Policy maintenance charges	(675)	(651)	(1,524)	(1,404)	(145)	(1,645)
Policy benefits and terminations	—	—	—	(2,394)	—	(84,593)
Policy loans and loan repayments	—	—	—	—	—	—
Other	8	8	3	—	(1)	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,137	261	2,577	(710)	1,452	(85,882)
NET INCREASE (DECREASE) IN NET ASSETS	2,058	(42)	4,359	(1,275)	1,730	(91,798)
NET ASSETS
Beginning of Year	4,194	4,236	7,092	8,367	930	92,728
End of Year	$6,252	$4,194	$11,451	$7,092	$2,660	$930

	Fidelity VIP Freedom 2045		Fidelity VIP Government		Fidelity VIP
	Portfolio Service Class 2		Money Market Service Class		Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$334	$189	$14,431	$11,136	$18	$20
Realized gain (loss) on investments	692	294	—	—	2,660	8,741
Change in net unrealized appreciation (depreciation) on investments	4,161	(2,596)	—	—	6,883	(8,387)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,187	(2,113)	14,431	11,136	9,561	374
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,400	959	147,529	503,197	4,717	4,336
Transfers between variable and fixed accounts, net	—	2,066	106,801	(406,692)	1,600	(148)
Policy maintenance charges	(762)	(723)	(106,536)	(113,805)	(4,126)	(3,928)
Policy benefits and terminations	—	—	(24,697)	(53,019)	(1,506)	(17,542)
Policy loans and loan repayments	—	—	(4,510)	128	(3,714)	—
Other	(2)	—	349	396	2	4
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,636	2,302	118,936	(69,795)	(3,027)	(17,278)
NET INCREASE (DECREASE) IN NET ASSETS	6,823	189	133,367	(58,659)	6,534	(16,904)
NET ASSETS
Beginning of Year	18,198	18,009	678,043	736,702	29,763	46,667
End of Year	$25,021	$18,198	$811,410	$678,043	$36,297	$29,763

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,064	$2,046	$424	$284	$3,599	$7,002
Realized gain (loss) on investments	45,872	44,823	3,116	6,561	1,465	(3,203)
Change in net unrealized appreciation (depreciation) on investments	45,857	(119,003)	5,261	(11,508)	20,030	(43,025)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,793	(72,134)	8,801	(4,663)	25,094	(39,226)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,121	21,874	5,905	2,345	3,073	1,316
Transfers between variable and fixed accounts, net	2,161	(906)	(10,353)	(20,575)	(5,243)	(15,568)
Policy maintenance charges	(24,318)	(27,393)	(1,955)	(2,778)	(2,239)	(4,931)
Policy benefits and terminations	(39,351)	(13,011)	—	(270)	—	(7,875)
Policy loans and loan repayments	438	(5,013)	—	—	—	—
Other	733	778	59	55	6	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(43,216)	(23,671)	(6,344)	(21,223)	(4,403)	(27,060)
NET INCREASE (DECREASE) IN NET ASSETS	51,577	(95,805)	2,457	(25,886)	20,691	(66,286)
NET ASSETS
Beginning of Year	422,135	517,940	27,414	53,300	201,148	267,434
End of Year	$473,712	$422,135	$29,871	$27,414	$221,839	$201,148

	Templeton		Janus Henderson		Janus Henderson
	Global Bond VIP Class 2		Enterprise Service Shares		Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,483	$—	$59	$141	$2,402	$2,640
Realized gain (loss) on investments	(714)	(2,437)	14,461	8,055	(7,898)	(18,314)
Change in net unrealized appreciation (depreciation) on investments	(6,110)	5,299	22,544	(8,343)	35,667	(6,538)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,659	2,862	37,064	(147)	30,171	(22,212)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,279	5,674	3,166	3,247	9,859	10,078
Transfers between variable and fixed accounts, net	4,662	(8,373)	(20,615)	8,271	388	20,028
Policy maintenance charges	(5,405)	(5,539)	(5,447)	(5,078)	(6,447)	(5,407)
Policy benefits and terminations	—	(15,737)	—	(26,340)	(20,164)	(17,651)
Policy loans and loan repayments	(732)	114	(3,890)	—	(1,734)	(31,056)
Other	223	210	84	43	323	306
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,027	(23,651)	(26,702)	(19,857)	(17,775)	(23,702)
NET INCREASE (DECREASE) IN NET ASSETS	7,686	(20,789)	10,362	(20,004)	12,396	(45,914)
NET ASSETS
Beginning of Year	128,338	149,127	113,207	133,211	122,299	168,213
End of Year	$136,024	$128,338	$123,569	$113,207	$134,695	$122,299

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Lazard Retirement Global		ClearBridge Variable		ClearBridge Variable
	Dynamic Multi-Asset Service Shares		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$75	$1,614	$826	$43	$16
Realized gain (loss) on investments	105	373	2,027	4,827	117	(136)
Change in net unrealized appreciation (depreciation) on investments	541	(518)	42,781	(24,155)	2,720	(1,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	646	(70)	46,422	(18,502)	2,880	(1,376)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,812	56	14,696	7,976	3,701	3,330
Transfers between variable and fixed accounts, net	(10,186)	6,085	(171)	8,528	(153)	8,747
Policy maintenance charges	(256)	(34)	(17,018)	(20,130)	(1,630)	(1,641)
Policy benefits and terminations	—	—	—	(47,784)	—	(8,552)
Policy loans and loan repayments	—	—	—	(6,709)	—	—
Other	(2)	(1)	505	447	26	5
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,632)	6,106	(1,988)	(57,672)	1,944	1,889
NET INCREASE (DECREASE) IN NET ASSETS	(5,986)	6,036	44,434	(76,174)	4,824	513
NET ASSETS
Beginning of Year	6,055	19	188,006	264,180	7,918	7,405
End of Year	$69	$6,055	$232,440	$188,006	$12,742	$7,918

	Western Asset Variable		Lord Abbett		Lord Abbett
	Global High Yield Bond - Class II (1)		Bond Debenture Class VC		Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$269	$206	$2,328	$2,467	$—	$—
Realized gain (loss) on investments	4	(3)	(280)	939	16,610	21,358
Change in net unrealized appreciation (depreciation) on investments	349	(290)	5,196	(5,651)	29,384	(38,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	622	(87)	7,244	(2,245)	45,994	(16,834)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,411	—	1,940	2,818	2,743	1,663
Transfers between variable and fixed accounts, net	—	4,485	1,402	(17)	2,248	104,853
Policy maintenance charges	(542)	(350)	(4,907)	(4,513)	(7,435)	(7,507)
Policy benefits and terminations	—	—	—	(6,943)	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	(1)	—	—	—	285	130
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	868	4,135	(1,565)	(8,655)	(2,159)	99,139
NET INCREASE (DECREASE) IN NET ASSETS	1,490	4,048	5,679	(10,900)	43,835	82,305
NET ASSETS
Beginning of Year or Period	4,048	—	55,350	66,250	144,977	62,672
End of Year or Period	$5,538	$4,048	$61,029	$55,350	$188,812	$144,977

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Lord Abbett		Lord Abbett
	Fundamental Equity Class VC		Total Return Class VC		M Capital Appreciation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$178	$188	$2,991	$3,358	$267	$223
Realized gain (loss) on investments	248	1,794	(190)	(134)	6,034	13,615
Change in net unrealized appreciation (depreciation) on investments	2,094	(2,978)	6,532	(4,232)	12,913	(24,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,520	(996)	9,333	(1,008)	19,214	(10,465)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,619	1,345	8,528	2,192	4,082	3,079
Transfers between variable and fixed accounts, net	(6)	(16)	4,382	5,452	3,721	555
Policy maintenance charges	(715)	(637)	(4,598)	(2,551)	(2,232)	(1,971)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	(8,285)	—	—	1,257
Other	41	11	145	139	153	112
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	939	703	172	5,232	5,724	3,032
NET INCREASE (DECREASE) IN NET ASSETS	3,459	(293)	9,505	4,224	24,938	(7,433)
NET ASSETS
Beginning of Year	11,312	11,605	105,096	100,872	63,044	70,477
End of Year	$14,771	$11,312	$114,601	$105,096	$87,982	$63,044

					MFS New Discovery Series -
	M Large Cap Growth		M Large Cap Value		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$137	$115	$—	$—
Realized gain (loss) on investments	1,741	2,582	234	561	15,087	13,849
Change in net unrealized appreciation (depreciation) on investments	6,573	(3,985)	1,111	(1,633)	23,356	(22,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,314	(1,403)	1,482	(957)	38,443	(8,673)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,793	2,632	—	—	3,900	2,372
Transfers between variable and fixed accounts, net	(29)	2,818	—	—	2,557	54,893
Policy maintenance charges	(1,244)	(1,194)	(182)	(193)	(4,575)	(3,406)
Policy benefits and terminations	—	—	—	—	(39,469)	(10,803)
Policy loans and loan repayments	—	—	—	—	—	—
Other	56	3	—	—	122	42
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,576	4,259	(182)	(193)	(37,465)	43,098
NET INCREASE (DECREASE) IN NET ASSETS	9,890	2,856	1,300	(1,150)	978	34,425
NET ASSETS
Beginning of Year	21,958	19,102	6,949	8,099	97,254	62,829
End of Year	$31,848	$21,958	$8,249	$6,949	$98,232	$97,254

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
					PIMCO Global Multi-Asset
	MFS Utilities Series - Service Class		MFS Value Series - Service Class		Managed Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,432	$1,287	$633	$348	$1,927	$1,450
Realized gain (loss) on investments	884	8,346	1,426	1,714	(53)	7,032
Change in net unrealized appreciation (depreciation) on investments	29,090	(2,571)	6,122	(4,859)	12,416	(13,554)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,406	7,062	8,181	(2,797)	14,290	(5,072)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,797	8,254	7,029	6,909	1,028	998
Transfers between variable and fixed accounts, net	1,221	(193,111)	—	—	—	—
Policy maintenance charges	(10,567)	(14,504)	(2,735)	(2,662)	(3,201)	(3,117)
Policy benefits and terminations	—	(11,387)	—	—	—	—
Policy loans and loan repayments	(2,586)	(4,623)	—	—	—	—
Other	479	617	3	1	175	173
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,656)	(214,754)	4,297	4,248	(1,998)	(1,946)
NET INCREASE (DECREASE) IN NET ASSETS	33,750	(207,692)	12,478	1,451	12,292	(7,018)
NET ASSETS
Beginning of Year	146,935	354,627	26,913	25,462	84,905	91,923
End of Year	$180,685	$146,935	$39,391	$26,913	$97,197	$84,905

	PIMCO Income -	Royce		State Street
	Administrative Class (1)	Micro-Cap Service Class		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37	$—	$—	$227	$193
Realized gain (loss) on investments	(1)	1,467	386	(300)	2,004
Change in net unrealized appreciation (depreciation) on investments	9	1,149	(2,375)	1,579	(2,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	45	2,616	(1,989)	1,506	(659)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	4,913	885	1,567	1,537
Transfers between variable and fixed accounts, net	2,526	30	23,395	—	—
Policy maintenance charges	(138)	(1,923)	(1,501)	(1,130)	(1,084)
Policy benefits and terminations	—	—	(8,727)	—	—
Policy loans and loan repayments	—	—	—	—	—
Other	—	2	—	16	14
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,388	3,022	14,052	453	467
NET INCREASE (DECREASE) IN NET ASSETS	2,433	5,638	12,063	1,959	(192)
NET ASSETS
Beginning of Year or Period	—	13,145	1,082	9,100	9,292
End of Year or Period	$2,433	$18,783	$13,145	$11,059	$9,100

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	T. Rowe Price		T. Rowe Price		VanEck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$7,189	$7,510	$—	$—
Realized gain (loss) on investments	22,919	11,473	19,443	27,762	(8,784)	(6,780)
Change in net unrealized appreciation (depreciation) on investments	145,564	(9,904)	54,647	(71,590)	42,246	(107,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	168,483	1,569	81,279	(36,318)	33,462	(114,707)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	28,622	26,049	10,963	8,575	25,633	22,117
Transfers between variable and fixed accounts, net	(19,739)	106,703	2,986	8,891	21,161	(12,794)
Policy maintenance charges	(28,816)	(29,102)	(14,256)	(17,512)	(23,736)	(27,173)
Policy benefits and terminations	(8,357)	(110,049)	(49,313)	(91,443)	(15,794)	(9,343)
Policy loans and loan repayments	—	—	(643)	304	(400)	(3,685)
Other	569	402	692	693	651	840
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,721)	(5,997)	(49,571)	(90,492)	7,515	(30,038)
NET INCREASE (DECREASE) IN NET ASSETS	140,762	(4,428)	31,708	(126,810)	40,977	(144,745)
NET ASSETS
Beginning of Year	580,607	585,035	323,455	450,265	281,143	425,888
End of Year	$721,369	$580,607	$355,163	$323,455	$322,120	$281,143

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I (4)
12/27/2019 - 12/31/2019	$11.68	32	$379	0.00%	0.00%	(0.23)%
Diversified Bond Class I
2019	$18.70	12,756	$238,577	0.00%	0.00%	13.00%
2018	16.55	9,186	152,046	0.00%	0.00%	(1.36)%
2017	16.78	9,527	159,856	0.00%	0.00%	6.88%
2016	15.70	8,893	139,620	0.00%	0.00%	5.04%
2015	14.95	6,877	102,791	0.00%	0.00%	1.05%
Floating Rate Income Class I
2019	$12.58	7,719	$97,136	0.00%	0.00%	8.11%
2018	11.64	27	315	0.00%	0.00%	(0.03)%
2017	11.64	22	255	0.00%	0.00%	3.76%
2016	11.22	17	186	0.00%	0.00%	8.38%
2015	10.35	11	112	0.00%	0.00%	0.86%
High Yield Bond Class I
2019	$29.84	14,932	$445,513	0.00%	0.00%	13.98%
2018	26.18	16,430	430,074	0.00%	0.00%	(3.27)%
2017	27.06	17,282	467,669	0.00%	0.00%	7.75%
2016	25.11	16,755	420,781	0.00%	0.00%	15.37%
2015	21.77	18,069	393,347	0.00%	0.00%	(4.64)%
Inflation Managed Class I
2019	$25.49	22,625	$576,801	0.00%	0.00%	8.64%
2018	23.47	25,488	598,098	0.00%	0.00%	(2.15)%
2017	23.98	26,905	645,248	0.00%	0.00%	3.68%
2016	23.13	27,135	627,655	0.00%	0.00%	5.12%
2015	22.00	30,124	662,860	0.00%	0.00%	(3.06)%
Inflation Strategy Class I (4)
03/06/2019 - 12/31/2019	$11.40	1,127	$12,855	0.00%	0.00%	6.44%
01/01/2018 - 12/14/2018	10.52	—	—	0.00%	0.00%	(2.06)%
2017	10.74	511	5,491	0.00%	0.00%	3.15%
2016	10.42	8	85	0.00%	0.00%	1.86%
11/05/2015 - 12/31/2015	10.23	103	1,055	0.00%	0.00%	(0.48)%
Managed Bond Class I
2019	$28.48	49,616	$1,413,100	0.00%	0.00%	8.49%
2018	26.25	54,872	1,440,493	0.00%	0.00%	(0.60)%
2017	26.41	56,897	1,502,711	0.00%	0.00%	4.72%
2016	25.22	55,965	1,411,485	0.00%	0.00%	2.87%
2015	24.52	58,108	1,424,615	0.00%	0.00%	0.56%
Short Duration Bond Class I
2019	$13.81	14,629	$201,990	0.00%	0.00%	4.22%
2018	13.25	18,661	247,222	0.00%	0.00%	1.14%
2017	13.10	19,455	254,845	0.00%	0.00%	1.26%
2016	12.94	19,522	252,555	0.00%	0.00%	1.69%
2015	12.72	22,005	279,946	0.00%	0.00%	0.31%
Emerging Markets Debt Class I
2019	$13.03	6,651	$86,690	0.00%	0.00%	9.52%
2018	11.90	6,844	81,460	0.00%	0.00%	(5.45)%
2017	12.59	6,514	82,001	0.00%	0.00%	13.09%
2016	11.13	6,438	71,655	0.00%	0.00%	17.02%
2015	9.51	6,466	61,507	0.00%	0.00%	(4.42)%
Comstock Class I
2019	$28.09	12,567	$352,971	0.00%	0.00%	24.72%
2018	22.52	13,567	305,536	0.00%	0.00%	(12.37)%
2017	25.70	14,661	376,788	0.00%	0.00%	17.76%
2016	21.82	15,688	342,378	0.00%	0.00%	17.50%
2015	18.57	17,879	332,077	0.00%	0.00%	(6.05)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Developing Growth Class I
2019	$23.98	6,400	$153,481	0.00%	0.00%	31.90%
2018	18.18	6,936	126,115	0.00%	0.00%	5.55%
2017	17.23	7,475	128,759	0.00%	0.00%	30.21%
2016	13.23	8,719	115,342	0.00%	0.00%	(2.46)%
2015	13.56	10,104	137,028	0.00%	0.00%	(8.35)%
Dividend Growth Class I
2019	$37.12	10,562	$392,046	0.00%	0.00%	30.64%
2018	28.41	11,099	315,348	0.00%	0.00%	(1.28)%
2017	28.78	12,588	362,308	0.00%	0.00%	19.07%
2016	24.17	12,611	304,840	0.00%	0.00%	11.46%
2015	21.69	14,036	304,397	0.00%	0.00%	2.09%
Equity Index Class I
2019	$31.15	130,787	$4,074,455	0.00%	0.00%	31.10%
2018	23.76	131,468	3,124,144	0.00%	0.00%	(4.73)%
2017	24.94	140,919	3,514,976	0.00%	0.00%	21.48%
2016	20.53	115,174	2,364,828	0.00%	0.00%	11.61%
2015	18.40	106,896	1,966,561	0.00%	0.00%	1.14%
Focused Growth Class I
2019	$64.78	4,994	$323,496	0.00%	0.00%	35.46%
2018	47.82	5,207	249,035	0.00%	0.00%	4.99%
2017	45.55	6,697	305,055	0.00%	0.00%	29.50%
2016	35.17	7,012	246,637	0.00%	0.00%	2.35%
2015	34.37	7,929	272,504	0.00%	0.00%	10.09%
Growth Class I
2019	$24.17	22,809	$551,377	0.00%	0.00%	38.13%
2018	17.50	24,066	421,170	0.00%	0.00%	2.40%
2017	17.09	25,507	435,903	0.00%	0.00%	31.64%
2016	12.98	27,392	355,609	0.00%	0.00%	2.21%
2015	12.70	30,057	381,759	0.00%	0.00%	7.46%
Large-Cap Growth Class I
2019	$27.54	35,412	$975,425	0.00%	0.00%	32.34%
2018	20.81	39,146	814,735	0.00%	0.00%	1.89%
2017	20.43	43,558	889,754	0.00%	0.00%	33.69%
2016	15.28	46,005	702,930	0.00%	0.00%	0.51%
2015	15.20	49,530	752,973	0.00%	0.00%	6.09%
Large-Cap Value Class I
2019	$32.18	35,051	$1,127,987	0.00%	0.00%	28.46%
2018	25.05	38,149	955,681	0.00%	0.00%	(9.35)%
2017	27.63	43,053	1,189,754	0.00%	0.00%	13.95%
2016	24.25	46,404	1,125,396	0.00%	0.00%	12.87%
2015	21.49	50,947	1,094,721	0.00%	0.00%	(2.99)%
Main Street Core Class I
2019	$29.79	39,650	$1,181,234	0.00%	0.00%	32.13%
2018	22.55	41,664	939,396	0.00%	0.00%	(7.74)%
2017	24.44	43,378	1,060,103	0.00%	0.00%	17.08%
2016	20.87	48,274	1,007,631	0.00%	0.00%	11.83%
2015	18.67	58,506	1,092,068	0.00%	0.00%	3.35%
Mid-Cap Equity Class I
2019	$50.80	19,773	$1,004,442	0.00%	0.00%	20.84%
2018	42.04	20,879	877,694	0.00%	0.00%	(9.72)%
2017	46.56	22,161	1,031,843	0.00%	0.00%	24.27%
2016	37.47	24,938	934,369	0.00%	0.00%	18.42%
2015	31.64	29,045	918,917	0.00%	0.00%	1.57%
Mid-Cap Growth Class I
2019	$33.39	20,520	$685,170	0.00%	0.00%	38.45%
2018	24.12	21,998	530,545	0.00%	0.00%	0.16%
2017	24.08	22,655	545,481	0.00%	0.00%	27.49%
2016	18.89	23,094	436,154	0.00%	0.00%	6.27%
2015	17.77	24,108	428,443	0.00%	0.00%	(5.73)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Value Class I
2019	$39.94	1,420	$56,723	0.00%	0.00%	29.94%
2018	30.74	1,632	50,179	0.00%	0.00%	(14.79)%
2017	36.07	1,984	71,570	0.00%	0.00%	15.46%
2016	31.24	1,900	59,349	0.00%	0.00%	15.29%
2015	27.10	1,779	48,209	0.00%	0.00%	(0.37)%
Small-Cap Equity Class I
2019	$35.94	5,558	$199,728	0.00%	0.00%	23.96%
2018	28.99	5,672	164,438	0.00%	0.00%	(12.91)%
2017	33.29	5,986	199,264	0.00%	0.00%	8.72%
2016	30.62	3,811	116,692	0.00%	0.00%	30.42%
2015	23.48	2,893	67,912	0.00%	0.00%	(7.88)%
Small-Cap Index Class I
2019	$40.41	22,227	$898,203	0.00%	0.00%	24.80%
2018	32.38	23,061	746,748	0.00%	0.00%	(11.55)%
2017	36.61	24,701	904,346	0.00%	0.00%	14.06%
2016	32.10	27,542	884,031	0.00%	0.00%	20.66%
2015	26.60	29,249	778,029	0.00%	0.00%	(4.93)%
Small-Cap Value Class I
2019	$55.76	12,768	$711,980	0.00%	0.00%	22.58%
2018	45.49	13,655	621,113	0.00%	0.00%	(16.29)%
2017	54.34	14,433	784,305	0.00%	0.00%	8.65%
2016	50.01	14,995	749,941	0.00%	0.00%	29.60%
2015	38.59	16,501	636,761	0.00%	0.00%	(4.34)%
Value Advantage Class I
2019	$19.54	13,765	$268,930	0.00%	0.00%	26.96%
2018	15.39	13,815	212,591	0.00%	0.00%	(9.06)%
2017	16.92	13,859	234,524	0.00%	0.00%	14.32%
12/08/2016 - 12/31/2016	14.80	2,003	29,647	0.00%	0.00%	(1.18)%
Emerging Markets Class I
2019	$66.23	13,385	$886,563	0.00%	0.00%	25.60%
2018	52.73	13,901	733,021	0.00%	0.00%	(11.99)%
2017	59.92	16,485	987,785	0.00%	0.00%	34.52%
2016	44.54	16,243	723,557	0.00%	0.00%	6.46%
2015	41.84	16,071	672,438	0.00%	0.00%	(14.04)%
International Large-Cap Class I
2019	$25.38	46,681	$1,184,713	0.00%	0.00%	28.03%
2018	19.82	49,440	980,029	0.00%	0.00%	(11.81)%
2017	22.48	51,419	1,155,761	0.00%	0.00%	27.51%
2016	17.63	57,082	1,006,240	0.00%	0.00%	(0.08)%
2015	17.64	59,866	1,056,136	0.00%	0.00%	(0.44)%
International Small-Cap Class I
2019	$16.03	7,415	$118,844	0.00%	0.00%	20.07%
2018	13.35	7,139	95,300	0.00%	0.00%	(22.16)%
2017	17.15	6,577	112,783	0.00%	0.00%	31.92%
2016	13.00	6,662	86,597	0.00%	0.00%	3.42%
2015	12.57	7,537	94,730	0.00%	0.00%	6.43%
International Value Class I
2019	$13.12	47,840	$627,550	0.00%	0.00%	16.60%
2018	11.25	46,321	521,121	0.00%	0.00%	(14.96)%
2017	13.23	49,760	658,272	0.00%	0.00%	21.57%
2016	10.88	50,332	547,685	0.00%	0.00%	2.98%
2015	10.57	52,121	550,761	0.00%	0.00%	(2.63)%
Health Sciences Class I
2019	$82.66	15,549	$1,285,294	0.00%	0.00%	25.77%
2018	65.72	15,743	1,034,671	0.00%	0.00%	7.90%
2017	60.91	20,010	1,218,896	0.00%	0.00%	23.97%
2016	49.14	22,958	1,128,060	0.00%	0.00%	(5.97)%
2015	52.26	19,561	1,022,236	0.00%	0.00%	9.59%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Real Estate Class I
2019	$66.52	12,682	$843,624	0.00%	0.00%	31.28%
2018	50.67	13,209	669,292	0.00%	0.00%	(7.45)%
2017	54.75	16,842	922,097	0.00%	0.00%	3.24%
2016	53.03	16,823	892,156	0.00%	0.00%	6.59%
2015	49.75	18,104	900,745	0.00%	0.00%	1.52%
Technology Class I
2019	$20.21	17,915	$362,127	0.00%	0.00%	36.32%
2018	14.83	18,589	275,640	0.00%	0.00%	1.79%
2017	14.57	15,313	223,071	0.00%	0.00%	38.78%
2016	10.50	16,106	169,053	0.00%	0.00%	(6.61)%
2015	11.24	16,644	187,073	0.00%	0.00%	(3.04)%
Currency Strategies Class I
2019	$11.35	1,139	$12,921	0.00%	0.00%	0.57%
2018	11.28	1,061	11,965	0.00%	0.00%	5.87%
2017	10.66	987	10,514	0.00%	0.00%	(3.59)%
2016	11.05	812	8,979	0.00%	0.00%	4.88%
03/27/2015 - 12/31/2015	10.54	209	2,203	0.00%	0.00%	2.65%
Pacific Dynamix - Conservative Growth Class I
2019	$21.12	233	$4,917	0.00%	0.00%	15.47%
2018	18.29	194	3,556	0.00%	0.00%	(3.84)%
2017	19.02	159	3,021	0.00%	0.00%	9.94%
2016	17.30	67	1,160	0.00%	0.00%	6.84%
2015	16.20	12	198	0.00%	0.00%	(1.10)%
Pacific Dynamix - Moderate Growth Class I
2019	$24.81	29,123	$722,614	0.00%	0.00%	18.94%
2018	20.86	30,350	633,150	0.00%	0.00%	(5.53)%
2017	22.08	31,630	698,450	0.00%	0.00%	13.79%
2016	19.41	16,212	314,606	0.00%	0.00%	8.45%
2015	17.89	16,803	300,668	0.00%	0.00%	(1.85)%
Pacific Dynamix - Growth Class I
2019	$29.02	26,148	$758,794	0.00%	0.00%	22.94%
2018	23.61	25,597	604,216	0.00%	0.00%	(7.28)%
2017	25.46	24,537	624,680	0.00%	0.00%	17.52%
2016	21.66	23,247	503,622	0.00%	0.00%	10.17%
2015	19.66	21,500	422,765	0.00%	0.00%	(2.45)%
Portfolio Optimization Conservative Class I
2019	$14.37	333	$4,788	0.00%	0.00%	12.20%
2018	12.81	1,946	24,926	0.00%	0.00%	(3.38)%
2017	13.26	2,109	27,960	0.00%	0.00%	7.37%
2016	12.35	4,252	52,497	0.00%	0.00%	5.83%
06/18/2015 - 12/31/2015	11.67	6,467	75,441	0.00%	0.00%	(1.78)%
Portfolio Optimization Moderate-Conservative Class I
2019	$15.69	3,471	$54,448	0.00%	0.00%	15.28%
2018	13.61	3,735	50,826	0.00%	0.00%	(4.99)%
2017	14.32	4,823	69,078	0.00%	0.00%	10.79%
2016	12.93	10,929	141,284	0.00%	0.00%	6.78%
2015	12.11	12,402	150,139	0.00%	0.00%	(0.41)%
Portfolio Optimization Moderate Class I
2019	$16.90	100,574	$1,699,760	0.00%	0.00%	18.46%
2018	14.27	103,249	1,473,066	0.00%	0.00%	(6.55)%
2017	15.27	83,993	1,282,333	0.00%	0.00%	13.22%
2016	13.48	90,891	1,225,644	0.00%	0.00%	8.08%
2015	12.48	93,355	1,164,715	0.00%	0.00%	(0.36)%
Portfolio Optimization Growth Class I
2019	$18.13	173,080	$3,138,790	0.00%	0.00%	21.65%
2018	14.91	192,800	2,874,065	0.00%	0.00%	(8.19)%
2017	16.24	201,892	3,278,129	0.00%	0.00%	16.38%
2016	13.95	201,921	2,817,063	0.00%	0.00%	8.81%
2015	12.82	222,588	2,853,956	0.00%	0.00%	(0.33)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Aggressive-Growth Class I
2019	$18.71	64,807	$1,212,604	0.00%	0.00%	23.76%
2018	15.12	65,138	984,815	0.00%	0.00%	(9.39)%
2017	16.69	68,566	1,144,094	0.00%	0.00%	18.60%
2016	14.07	71,841	1,010,790	0.00%	0.00%	9.33%
2015	12.87	67,818	872,769	0.00%	0.00%	(0.91)%
PSF DFA Balanced Allocation Class D
2019	$13.38	1	$14	0.00%	0.00%	19.75%
2018	11.17	1	16	0.00%	0.00%	(6.19)%
11/06/2017 - 12/31/2017	11.91	2	23	0.00%	0.00%	1.91%
Invesco Oppenheimer V.I. Global Series II
2019	$18.90	6,696	$126,572	0.64%	0.00%	31.45%
2018	14.38	6,962	100,107	0.79%	0.00%	(13.39)%
2017	16.60	7,077	117,502	0.69%	0.00%	36.32%
2016	12.18	6,227	75,843	0.80%	0.00%	(0.16)%
2015	12.20	6,021	73,448	1.05%	0.00%	3.67%
Invesco V.I. International Growth Series II
2019	$16.06	22,920	$368,116	1.30%	0.00%	28.24%
2018	12.52	22,657	283,756	1.81%	0.00%	(15.20)%
2017	14.77	22,336	329,908	1.46%	0.00%	22.73%
2016	12.03	7,739	93,141	1.23%	0.00%	(0.70)%
2015	12.12	1,733	21,003	1.52%	0.00%	(2.62)%
American Century VP Mid Cap Value Class II
2019	$24.25	2,558	$62,019	1.91%	0.00%	28.99%
2018	18.80	2,260	42,471	1.33%	0.00%	(12.96)%
2017	21.59	3,986	86,072	1.40%	0.00%	11.47%
2016	19.37	3,325	64,420	1.57%	0.00%	22.72%
2015	15.79	3,213	50,720	1.49%	0.00%	(1.58)%
American Funds IS Asset Allocation Class 4
2019	$32.43	6,139	$199,091	1.67%	0.00%	20.93%
2018	26.82	7,284	195,355	1.48%	0.00%	(4.83)%
2017	28.18	7,103	200,157	1.42%	0.00%	15.91%
2016	24.31	5,228	127,099	2.46%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	2,204	49,085	9.09%	0.00%	(1.53)%
American Funds IS Growth Class 4
2019	$40.32	19,252	$776,242	0.55%	0.00%	30.44%
2018	30.91	22,020	680,637	0.25%	0.00%	(0.50)%
2017	31.07	24,323	755,628	0.45%	0.00%	27.98%
2016	24.27	24,171	586,739	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.23	25,106	557,994	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 4
2019	$33.42	11,823	$395,130	1.50%	0.00%	25.85%
2018	26.55	12,648	335,878	1.23%	0.00%	(2.06)%
2017	27.11	13,228	358,633	1.30%	0.00%	22.08%
2016	22.21	13,900	308,710	1.28%	0.00%	11.26%
10/30/2015 - 12/31/2015	19.96	15,606	311,536	7.53%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2019	$24.20	691	$16,721	0.71%	0.00%	23.53%
2018	19.59	2,882	56,456	1.12%	0.00%	(8.11)%
2017	21.32	4,575	97,528	1.37%	0.00%	8.01%
2016	19.74	3,806	75,121	1.35%	0.00%	17.72%
2015	16.77	3,511	58,863	1.22%	0.00%	(6.15)%
BlackRock Global Allocation V.I. Class III
2019	$23.24	30,168	$700,972	1.29%	0.00%	17.76%
2018	19.73	29,411	580,337	0.86%	0.00%	(7.58)%
2017	21.35	29,588	631,706	1.37%	0.00%	13.71%
2016	18.78	24,255	455,418	1.34%	0.00%	3.80%
2015	18.09	19,738	357,030	1.13%	0.00%	(1.00)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
BlackRock 60/40 Target Allocation ETF V.I. Class I (4)
12/27/2019 - 12/31/2019	$13.13	29	$379	See Note (5)	0.00%	(0.27)%
Fidelity VIP Contrafund Service Class 2
2019	$34.51	29,889	$1,031,520	0.21%	0.00%	31.27%
2018	26.29	31,996	841,182	0.44%	0.00%	(6.64)%
2017	28.16	34,007	957,633	0.79%	0.00%	21.59%
2016	23.16	27,340	633,197	0.66%	0.00%	7.73%
2015	21.50	27,071	581,988	0.78%	0.00%	0.42%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2019	$18.11	197	$3,568	1.86%	0.00%	17.97%
2018	15.35	173	2,648	1.27%	0.00%	(5.28)%
2017	16.20	195	3,160	1.71%	0.00%	14.80%
09/12/2016 - 12/31/2016	14.12	56	787	3.92%	0.00%	0.03%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2019	$18.07	4,395	$79,419	1.77%	0.00%	19.88%
2018	15.07	4,791	72,210	1.26%	0.00%	(6.08)%
2017	16.05	5,208	83,576	1.26%	0.00%	16.26%
2016	13.80	5,580	77,022	1.21%	0.00%	5.80%
2015	13.05	6,601	86,122	1.62%	0.00%	(0.46)%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2019	$19.07	328	$6,252	1.87%	0.00%	21.51%
2018	15.69	267	4,194	1.26%	0.00%	(6.78)%
2017	16.83	252	4,236	1.32%	0.00%	17.57%
2016	14.32	223	3,186	1.38%	0.00%	5.98%
2015	13.51	202	2,729	1.71%	0.00%	(0.50)%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2019	$19.02	602	$11,451	1.99%	0.00%	24.11%
2018	15.33	463	7,092	1.03%	0.00%	(8.05)%
2017	16.67	502	8,367	1.32%	0.00%	20.69%
2016	13.81	425	5,875	1.46%	0.00%	6.37%
2015	12.98	323	4,191	1.95%	0.00%	(0.53)%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2019	$20.39	130	$2,660	1.72%	0.00%	27.13%
2018	16.04	58	930	0.01%	0.00%	(9.50)%
2017	17.72	5,232	92,728	1.02%	0.00%	23.07%
2016	14.40	5,331	76,772	1.15%	0.00%	6.52%
2015	13.52	5,466	73,896	1.38%	0.00%	(0.51)%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2019	$20.69	1,209	$25,021	1.57%	0.00%	28.25%
2018	16.13	1,128	18,198	0.96%	0.00%	(10.13)%
09/22/2017 - 12/31/2017	17.95	1,003	18,009	4.30%	0.00%	5.10%
Fidelity VIP Government Money Market Service Class
2019	$10.42	77,853	$811,410	1.90%	0.00%	1.92%
2018	10.23	66,304	678,043	1.53%	0.00%	1.55%
2017	10.07	73,158	736,702	0.50%	0.00%	0.57%
2016	10.01	234,932	2,352,253	0.12%	0.00%	0.10%
2015	10.00	80,620	806,357	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2019	$37.05	980	$36,297	0.05%	0.00%	33.98%
2018	27.66	1,076	29,763	0.05%	0.00%	(0.43)%
2017	27.78	1,680	46,667	0.08%	0.00%	34.81%
2016	20.60	1,571	32,371	0.00%	0.00%	0.55%
2015	20.49	1,609	32,977	0.03%	0.00%	6.90%
Fidelity VIP Mid Cap Service Class 2
2019	$28.70	16,503	$473,712	0.66%	0.00%	23.17%
2018	23.30	18,114	422,135	0.40%	0.00%	(14.77)%
2017	27.34	18,942	517,940	0.50%	0.00%	20.54%
2016	22.68	18,772	425,836	0.33%	0.00%	11.92%
2015	20.27	18,648	377,965	0.26%	0.00%	(1.63)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Value Strategies Service Class 2
2019	$25.46	1,173	$29,871	1.50%	0.00%	34.10%
2018	18.99	1,444	27,414	0.71%	0.00%	(17.50)%
2017	23.02	2,316	53,300	1.23%	0.00%	19.08%
2016	19.33	2,438	47,117	0.93%	0.00%	9.27%
2015	17.69	2,504	44,280	0.86%	0.00%	(3.19)%
Templeton Foreign VIP Class 2
2019	$13.35	16,621	$221,839	1.71%	0.00%	12.53%
2018	11.86	16,959	201,148	2.81%	0.00%	(15.44)%
2017	14.03	19,066	267,434	3.07%	0.00%	16.69%
2016	12.02	3,475	41,775	1.74%	0.00%	7.18%
2015	11.22	490	5,494	2.26%	0.00%	(6.49)%
Templeton Global Bond VIP Class 2
2019	$12.94	10,511	$136,024	7.15%	0.00%	2.01%
2018	12.69	10,117	128,338	0.00%	0.00%	1.94%
2017	12.44	11,983	149,127	0.00%	0.00%	1.93%
2016	12.21	7,798	95,204	0.00%	0.00%	2.94%
2015	11.86	7,861	93,234	8.12%	0.00%	(4.30)%
Janus Henderson Enterprise Service Shares
2019	$38.16	3,238	$123,569	0.05%	0.00%	35.16%
2018	28.23	4,010	113,207	0.11%	0.00%	(0.66)%
2017	28.42	4,687	133,211	0.14%	0.00%	27.09%
2016	22.36	4,474	100,055	0.02%	0.00%	12.10%
2015	19.95	4,669	93,147	0.52%	0.00%	3.77%
Janus Henderson Overseas Service Shares
2019	$11.78	11,432	$134,695	1.84%	0.00%	26.71%
2018	9.30	13,152	122,299	1.67%	0.00%	(15.14)%
2017	10.96	15,352	168,213	1.60%	0.00%	30.80%
2016	8.38	15,728	131,751	4.67%	0.00%	(6.71)%
2015	8.98	15,668	140,683	0.52%	0.00%	(8.80)%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2019	$13.89	5	$69	0.00%	0.00%	17.79%
2018	11.79	514	6,055	See Note (6)	0.00%	(6.57)%
02/06/2017 - 12/31/2017	12.62	1	19	0.00%	0.00%	17.45%
ClearBridge Variable Aggressive Growth - Class II
2019	$27.10	8,578	$232,440	0.76%	0.00%	24.75%
2018	21.72	8,655	188,006	0.32%	0.00%	(8.57)%
2017	23.76	11,120	264,180	0.27%	0.00%	15.99%
2016	20.48	10,950	224,286	0.41%	0.00%	0.94%
2015	20.29	11,523	233,824	0.08%	0.00%	(1.94)%
ClearBridge Variable Mid Cap - Class II
2019	$25.26	505	$12,742	0.39%	0.00%	32.65%
2018	19.04	416	7,918	0.12%	0.00%	(12.80)%
2017	21.83	339	7,405	0.21%	0.00%	12.55%
2016	19.40	321	6,228	0.42%	0.00%	9.11%
2015	17.78	237	4,217	0.06%	0.00%	1.99%
Western Asset Variable Global High Yield Bond - Class II
2019	$12.43	446	$5,538	5.25%	0.00%	14.01%
05/14/2018 - 12/31/2018	10.90	371	4,048	7.56%	0.00%	(2.08)%
Lord Abbett Bond Debenture Class VC
2019	$13.27	4,599	$61,029	3.96%	0.00%	13.35%
2018	11.71	4,728	55,350	3.94%	0.00%	(4.02)%
2017	12.20	5,432	66,250	4.18%	0.00%	9.21%
2016	11.17	5,502	61,448	4.62%	0.00%	12.13%
2015	9.96	5,295	52,736	4.75%	0.00%	(1.53)%
Lord Abbett Developing Growth Class VC
2019	$25.92	7,285	$188,812	0.00%	0.00%	31.77%
2018	19.67	7,370	144,977	0.00%	0.00%	4.88%
2017	18.75	3,342	62,672	0.00%	0.00%	29.92%
2016	14.44	1,506	21,739	0.00%	0.00%	(2.60)%
2015	14.82	914	13,546	0.00%	0.00%	(8.21)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Fundamental Equity Class VC
2019	$23.00	642	$14,771	1.35%	0.00%	21.51%
2018	18.93	598	11,312	1.58%	0.00%	(8.16)%
2017	20.61	563	11,605	1.11%	0.00%	12.57%
2016	18.31	540	9,880	1.31%	0.00%	15.74%
2015	15.82	479	7,574	1.21%	0.00%	(3.44)%
Lord Abbett Total Return Class VC
2019	$11.91	9,622	$114,601	2.58%	0.00%	8.41%
2018	10.99	9,566	105,096	3.33%	0.00%	(1.03)%
2017	11.10	9,087	100,872	2.81%	0.00%	3.86%
2016	10.69	8,983	96,004	2.66%	0.00%	4.26%
2015	10.25	9,148	93,774	2.66%	0.00%	(0.66)%
M Capital Appreciation
2019	$46.93	1,875	$87,982	0.34%	0.00%	28.85%
2018	36.42	1,731	63,044	0.31%	0.00%	(14.15)%
2017	42.42	1,661	70,477	0.00%	0.00%	19.02%
2016	35.64	1,502	53,546	0.00%	0.00%	21.06%
2015	29.44	1,437	42,307	0.00%	0.00%	(6.58)%
M International Equity
2019 (7)
2018 (7)
2017 (7)
01/01/2016 - 05/11/2016 (7)	$10.35	—	$—	0.00%	0.00%	0.53%
2015	10.29	1,806	18,589	1.63%	0.00%	(3.94)%
M Large Cap Growth
2019	$49.71	641	$31,848	0.00%	0.00%	36.09%
2018	36.53	601	21,958	0.00%	0.00%	(4.95)%
2017	38.43	497	19,102	0.00%	0.00%	38.97%
2016	27.65	619	17,130	0.00%	0.00%	(2.32)%
2015	28.31	629	17,811	0.03%	0.00%	7.70%
M Large Cap Value
2019	$29.28	282	$8,249	1.77%	0.00%	21.52%
2018	24.09	288	6,949	1.44%	0.00%	(12.07)%
2017	27.40	296	8,099	0.84%	0.00%	14.99%
2016	23.83	652	15,527	1.98%	0.00%	9.64%
2015	21.73	662	14,383	1.70%	0.00%	(0.66)%
MFS New Discovery Series - Service Class
2019	$33.69	2,916	$98,232	0.00%	0.00%	41.27%
2018	23.85	4,078	97,254	0.00%	0.00%	(1.72)%
2017	24.26	2,590	62,829	0.00%	0.00%	26.33%
2016	19.21	2,591	49,762	0.00%	0.00%	8.80%
2015	17.65	2,562	45,227	0.00%	0.00%	(2.15)%
MFS Utilities Series - Service Class
2019	$23.26	7,769	$180,685	3.80%	0.00%	24.80%
2018	18.64	7,884	146,935	0.50%	0.00%	0.81%
2017	18.49	19,183	354,627	4.18%	0.00%	14.49%
2016	16.15	18,976	306,395	3.67%	0.00%	11.24%
2015	14.52	19,411	281,760	4.23%	0.00%	(14.76)%
MFS Value Series - Service Class
2019	$15.07	2,614	$39,391	1.94%	0.00%	29.51%
2018	11.64	2,313	26,913	1.33%	0.00%	(10.36)%
2017	12.98	1,962	25,462	1.77%	0.00%	17.35%
03/18/2016 - 12/31/2016	11.06	1,630	18,030	2.18%	0.00%	11.50%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2019	$12.50	7,775	$97,197	2.08%	0.00%	16.96%
2018	10.69	7,944	84,905	1.60%	0.00%	(5.61)%
2017	11.32	8,118	91,923	2.14%	0.00%	13.99%
2016	9.93	8,296	82,408	2.37%	0.00%	3.92%
2015	9.56	8,492	81,171	1.53%	0.00%	(0.26)%
PIMCO Income - Administrative Class (4)
07/25/2019 - 12/31/2019	$10.97	222	$2,433	3.47%	0.00%	1.90%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Royce Micro-Cap Service Class
2019	$15.02	1,251	$18,783	0.00%	0.00%	19.24%
2018	12.60	1,044	13,145	0.00%	0.00%	(9.29)%
2017	13.88	78	1,082	0.79%	0.00%	5.02%
2016	13.22	39	522	0.67%	0.00%	19.37%
2015	11.08	22	246	0.00%	0.00%	(12.61)%
State Street Total Return V.I.S. Class 3
2019	$18.07	612	$11,059	2.15%	0.00%	15.57%
2018	15.64	582	9,100	1.97%	0.00%	(6.61)%
2017	16.74	555	9,292	1.81%	0.00%	15.26%
2016	14.53	520	7,560	1.70%	0.00%	6.08%
2015	13.69	471	6,447	1.56%	0.00%	(1.34)%
T. Rowe Price Blue Chip Growth - II
2019	$42.00	17,174	$721,369	0.00%	0.00%	29.58%
2018	32.42	17,911	580,607	0.00%	0.00%	1.65%
2017	31.89	18,346	585,035	0.00%	0.00%	35.83%
2016	23.48	17,109	401,678	0.00%	0.00%	0.54%
2015	23.35	15,751	367,837	0.00%	0.00%	10.80%
T. Rowe Price Equity Income - II
2019	$25.96	13,682	$355,163	2.02%	0.00%	26.04%
2018	20.60	15,705	323,455	1.71%	0.00%	(9.69)%
2017	22.81	19,744	450,265	1.55%	0.00%	15.73%
2016	19.71	19,250	379,350	2.12%	0.00%	18.85%
2015	16.58	18,605	308,466	1.60%	0.00%	(7.11)%
VanEck VIP Global Hard Assets Initial Class
2019	$14.00	23,011	$322,120	0.00%	0.00%	11.87%
2018	12.51	22,468	281,143	0.00%	0.00%	(28.28)%
2017	17.45	24,411	425,888	0.00%	0.00%	(1.70)%
2016	17.75	11,822	209,820	0.56%	0.00%	43.71%
2015	12.35	23,025	284,358	0.04%	0.00%	(33.45)%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2019 (See Note 1 in Notes to Financial Statements).

(5)         The annualized investment income ratio for the BlackRock 60/40 Target Allocation ETF V.I. Class I Variable Account was 348.20%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2019.

(6)         The annualized investment income ratio for the Lazard Retirement Global Dynamic Multi-Asset Service Class Variable Account was 26.88%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2018.

(7)         There has been no activity in the M International Equity Variable Account since May 11, 2016.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2019, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of December 31, 2019 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following six Variable Accounts changed names during 2019:

Current Variable Account Names	Former Variable Account Names
Invesco Oppenheimer V.I. Global Series II	Oppenheimer Global Fund/VA Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Oppenheimer Main Street Small Cap/VA Non-Service Shares
M Capital Appreciation	Variable Account III
M International Equity	Variable Account I
M Large Cap Growth	Variable Account II
M Large Cap Value	Variable Account V

The following four Variable Accounts commenced or resumed operations during 2019:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Core Income Class I	December 27, 2019	BlackRock 60/40 Target Allocation ETF V.I. Class I	December 27, 2019
Inflation Strategy Class I	March 6, 2019	PIMCO Income - Administrative Class	July 25, 2019

On March 15, 2019, the net assets of the Pacific Select Fund’s Floating Rate Loan Portfolio Class I, the underlying Portfolio for the Floating Rate Loan Class I Variable Account, were transferred to the Pacific Select Fund Floating Rate Income Portfolio Class I, the underlying Portfolio for the Floating Rate Income Class I Variable Account through a reorganization (the “2019 Reorganization”). In connection with the 2019 Reorganization, any units that remained in the Floating Rate Loan Class I Variable Account after the close of business on March 15, 2019 were transferred to the Floating Rate Income Class I Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on March 15, 2019. The Floating Rate Loan Class I Variable Account is not included in this annual report.

On April 30, 2019, the Global Absolute Return Class I Variable Account was liquidated. On October 30, 2019, the Equity Long/Short Class I Variable Account was liquidated.  Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2019, no other information for these Variable Accounts are included in this annual report.

On December 27, 2019, the Lazard Retirement US Equity Select Service Shares Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfer was based on the applicable Variable Accounts’ accumulation unit value and the relative net asset value of the Portfolio as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2019, no other information for this Variable Account is included in this annual report.

On March 29, 2018, the BlackRock iShares Dynamic Fixed Income V.I. Class I Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account’s accumulation unit value and the relative net asset value of the respective Portfolios, as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2018, no other information for this Variable Account is included in this annual report.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

On June 28, 2018, the net assets of the Pacific Select Fund’s Long/Short Large-Cap Portfolio Class I, the underlying Portfolio for the Long/Short Large-Cap Variable Account, were transferred to the Pacific Select Fund Main Street Core Portfolio Class I, the underlying Portfolio for the Main Street Core Variable Account through a reorganization (the “2018 Reorganization”). In connection with the 2018 Reorganization, any units that remained in the Long/Short Large-Cap Variable Account after the close of business on June 28, 2018 were transferred to the Main Street Core Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on June 28, 2018. The Long/Short Large-Cap Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. PL&A will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2019.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year or period ended December 31, 2019, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2019, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2019 and 2018 were as follows:

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	32	—	32
Diversified Bond Class I	4,151	(581)	3,570	1,368	(1,709)	(341)
Floating Rate Income Class I	7,989	(297)	7,692	6	(1)	5
High Yield Bond Class I	861	(2,359)	(1,498)	1,591	(2,443)	(852)
Inflation Managed Class I	2,637	(5,500)	(2,863)	2,742	(4,159)	(1,417)
Inflation Strategy Class I	1,203	(76)	1,127	607	(1,118)	(511)
Managed Bond Class I	3,698	(8,954)	(5,256)	5,099	(7,124)	(2,025)
Short Duration Bond Class I	1,616	(5,648)	(4,032)	2,282	(3,076)	(794)
Emerging Markets Debt Class I	442	(635)	(193)	1,424	(1,094)	330
Comstock Class I	921	(1,921)	(1,000)	1,059	(2,153)	(1,094)
Developing Growth Class I	—	(536)	(536)	—	(539)	(539)
Dividend Growth Class I	825	(1,362)	(537)	850	(2,339)	(1,489)
Equity Index Class I	6,392	(7,073)	(681)	9,764	(19,215)	(9,451)
Focused Growth Class I	162	(375)	(213)	3,247	(4,737)	(1,490)
Growth Class I	1,336	(2,593)	(1,257)	1,845	(3,285)	(1,440)
Large-Cap Growth Class I	2,162	(5,896)	(3,734)	3,972	(8,384)	(4,412)
Large-Cap Value Class I	1,695	(4,793)	(3,098)	2,138	(7,042)	(4,904)

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Main Street Core Class I	1,680	(3,694)	(2,014)	3,987	(5,700)	(1,713)
Mid-Cap Equity Class I	1,438	(2,544)	(1,106)	1,523	(2,805)	(1,282)
Mid-Cap Growth Class I	842	(2,320)	(1,478)	2,204	(2,860)	(656)
Mid-Cap Value Class I	155	(367)	(212)	163	(514)	(351)
Small-Cap Equity Class I	730	(844)	(114)	676	(990)	(314)
Small-Cap Index Class I	1,451	(2,285)	(834)	1,721	(3,361)	(1,640)
Small-Cap Value Class I	774	(1,661)	(887)	821	(1,600)	(779)
Value Advantage Class I	51	(101)	(50)	580	(624)	(44)
Emerging Markets Class I	907	(1,423)	(516)	1,695	(4,280)	(2,585)
International Large-Cap Class I	2,305	(5,064)	(2,759)	3,564	(5,543)	(1,979)
International Small-Cap Class I	1,100	(824)	276	2,234	(1,672)	562
International Value Class I	8,941	(7,422)	1,519	5,120	(8,559)	(3,439)
Health Sciences Class I	972	(1,166)	(194)	1,161	(5,429)	(4,268)
Real Estate Class I	812	(1,339)	(527)	1,545	(5,179)	(3,634)
Technology Class I	1,145	(1,819)	(674)	5,622	(2,346)	3,276
Currency Strategies Class I	99	(21)	78	100	(26)	74
Pacific Dynamix - Conservative Growth Class I	72	(33)	39	86	(50)	36
Pacific Dynamix - Moderate Growth Class I	264	(1,491)	(1,227)	305	(1,585)	(1,280)
Pacific Dynamix - Growth Class I	5,863	(5,312)	551	1,703	(643)	1,060
Portfolio Optimization Conservative Class I	35	(1,648)	(1,613)	37	(200)	(163)
Portfolio Optimization Moderate-Conservative Class I	202	(466)	(264)	634	(1,722)	(1,088)
Portfolio Optimization Moderate Class I	7,365	(10,040)	(2,675)	34,592	(15,336)	19,256
Portfolio Optimization Growth Class I	4,760	(24,480)	(19,720)	12,209	(21,301)	(9,092)
Portfolio Optimization Aggressive-Growth Class I	7,701	(8,032)	(331)	10,999	(14,426)	(3,427)
PSF DFA Balanced Allocation Class D	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Series II	329	6,367	6,696	1,119	(1,234)	(115)
Invesco V.I. International Growth Series II	922	(659)	263	934	(614)	320
American Century VP Mid Cap Value Class II	651	(353)	298	1,053	(2,779)	(1,726)
American Funds IS Asset Allocation Class 4	2,055	(3,200)	(1,145)	390	(208)	182
American Funds IS Growth Class 4	883	(3,651)	(2,768)	1,969	(4,272)	(2,303)
American Funds IS Growth-Income Class 4	620	(1,445)	(825)	837	(1,416)	(579)
BlackRock Basic Value V.I. Class III	245	(2,436)	(2,191)	251	(1,944)	(1,693)
BlackRock Global Allocation V.I. Class III	3,383	(2,626)	757	4,422	(4,599)	(177)
BlackRock 60/40 Target Allocation ETF V.I. Class I	29	—	29
Fidelity VIP Contrafund Service Class 2	895	(3,002)	(2,107)	1,028	(3,039)	(2,011)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	30	(6)	24	16	(38)	(22)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	599	(995)	(396)	581	(998)	(417)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	99	(38)	61	56	(40)	16
Fidelity VIP Freedom 2030 Portfolio Service Class 2	227	(88)	139	187	(226)	(39)
Fidelity VIP Freedom 2035 Portfolio Service Class 2	80	(8)	72	20	(5,194)	(5,174)
Fidelity VIP Freedom 2045 Portfolio Service Class 2	122	(41)	81	165	(40)	125
Fidelity VIP Government Money Market Service Class	27,435	(15,886)	11,549	50,313	(57,167)	(6,854)
Fidelity VIP Growth Service Class 2	191	(287)	(96)	150	(754)	(604)
Fidelity VIP Mid Cap Service Class 2	791	(2,402)	(1,611)	844	(1,672)	(828)
Fidelity VIP Value Strategies Service Class 2	303	(574)	(271)	414	(1,286)	(872)
Templeton Foreign VIP Class 2	256	(594)	(338)	971	(3,078)	(2,107)
Templeton Global Bond VIP Class 2	1,052	(658)	394	689	(2,556)	(1,867)
Janus Henderson Enterprise Service Shares	170	(942)	(772)	396	(1,073)	(677)
Janus Henderson Overseas Service Shares	996	(2,716)	(1,720)	2,871	(5,071)	(2,200)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	320	(829)	(509)	514	(2)	512
ClearBridge Variable Aggressive Growth - Class II	628	(705)	(77)	697	(3,162)	(2,465)
ClearBridge Variable Mid Cap - Class II	168	(79)	89	564	(487)	77
Western Asset Variable Global High Yield Bond - Class II	120	(45)	75	403	(32)	371
Lord Abbett Bond Debenture Class VC	259	(388)	(129)	237	(941)	(704)
Lord Abbett Developing Growth Class VC	209	(294)	(85)	6,026	(1,997)	4,029
Lord Abbett Fundamental Equity Class VC	79	(35)	44	68	(33)	35
Lord Abbett Total Return Class VC	1,338	(1,282)	56	780	(301)	479

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
M Capital Appreciation	199	(55)	144	119	(49)	70
M Large Cap Growth	68	(28)	40	134	(30)	104
M Large Cap Value	—	(6)	(6)	—	(7)	(7)
MFS New Discovery Series - Service Class	248	(1,410)	(1,162)	2,062	(573)	1,489
MFS Utilities Series - Service Class	508	(623)	(115)	553	(11,852)	(11,299)
MFS Value Series - Service Class	502	(201)	301	561	(210)	351
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	106	(275)	(169)	102	(276)	(174)
PIMCO Income - Administrative Class	235	(13)	222
Royce Micro-Cap Service Class	347	(140)	207	1,690	(724)	966
State Street Total Return V.I.S. Class 3	96	(66)	30	92	(65)	27
T. Rowe Price Blue Chip Growth - II	1,075	(1,812)	(737)	3,817	(4,251)	(434)
T. Rowe Price Equity Income - II	626	(2,649)	(2,023)	833	(4,871)	(4,038)
VanEck VIP Global Hard Assets Initial Class	3,540	(2,997)	543	2,418	(4,361)	(1,943)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprising the Core Income Class I, Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, Inflation Managed Class I, Inflation Strategy Class I, Managed Bond Class I, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Main Street® Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Value Class I, Value Advantage Class I, Emerging Markets Class I, International Large-Cap Class I, International Small-Cap Class I, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Currency Strategies Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix — Growth Class I, Portfolio Optimization Conservative Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, PSF DFA Balanced Allocation Class D, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service Shares), Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Blackrock 60/40 Target Allocation ETF V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2015 PortfolioSM Service Class 2, Fidelity VIP Freedom 2020 PortfolioSM Service Class 2, Fidelity VIP Freedom 2025 PortfolioSM Service Class 2, Fidelity VIP Freedom 2030 PortfolioSM Service Class 2, Fidelity VIP Freedom 2035 PortfolioSM Service Class 2, Fidelity VIP Freedom 2045 PortfolioSM Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, Lazard Retirement Global Dynamic Multi-Asset Service Shares, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Western Asset Variable Global High Yield Bond - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M International Equity (formerly Variable Account I), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V),  MFS® New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, PIMCO Income-Administrative Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income - II and VanEck VIP Global Hard Assets Initial Class Variable Accounts, (collectively, the “Variable Accounts”) including the schedules of investments as of December 31, 2019; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, Inflation Managed Class I, Managed Bond Class I, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Main Street Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Value Class I, Emerging Markets Class I, International Large-Cap Class I, International Small-Cap Class I, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix — Growth Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service Shares), Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Freedom 2020 Portfolio Service Class 2, Fidelity VIP Freedom 2025 Portfolio Service Class 2, Fidelity VIP Freedom 2030 Portfolio Service Class 2, Fidelity VIP Freedom 2035 Portfolio Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V),  MFS New Discovery Series - Service Class, MFS Utilities Series - Service Class, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income - II and VanEck VIP Global Hard Assets Initial Class Variable Accounts;  the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for the Core Income Class I, Inflation Strategy Class I, Value Advantage Class I, Currency Strategies Class I, Portfolio Optimization Conservative Class I, PSF DFA Balanced Allocation Class D, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, Blackrock 60/40 Target Allocation ETF V.I. Class I, Fidelity VIP Freedom 2015 Portfolio Service Class 2, Fidelity VIP Freedom 2045 Portfolio Service Class 2, Lazard Retirement Global Dynamic Multi-Asset Service Shares, Western Asset Variable Global High Yield Bond - Class II, M International Equity (formerly Variable Account I), MFS Value Series - Service Class, PIMCO

Income-Administrative Class Variable Accounts; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2019, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights

Core Income Class I	For the period from December 27, 2019 (commencement of operations) through December 31, 2019

Inflation Strategy Class I	For the year ended December 31, 2019	For the period from March 6, 2019 through December 31, 2019, and from January 1, 2018 through December 14, 2018

For the period from March 6, 2019 through December 31, 2019, the period from January 1, 2018 through December 14, 2018, the years ended December 31, 2017, 2016, and the period from November 5, 2015 (commencement of operations) through December 31, 2015.

Value Advantage Class I	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018 and 2017, and the period from December 8, 2016 (commencement of operations) through December 31, 2016

Currency Strategies Class I	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from March 27, 2015 (commencement of operations) through December 31, 2015

Portfolio Optimization Conservative Class I	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31,2019, 2018, 2017, 2016 and the period from June 18, 2015 (commencement of operations) through December 31, 2015

PSF DFA Balanced Allocation Class D	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018 and the period from November 6, 2017 (commencement of operations) through December 31, 2017

American Funds IS Asset Allocation Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015

American Funds IS Growth Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015

American Funds IS Growth-Income Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015

Blackrock 60/40 Target Allocation ETF V.I. Class I	For the period from December 27, 2019 (commencement of operations) through December 31, 2019

Fidelity VIP Freedom 2015 Portfolio Service Class 2	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the year ended December 31, 2019, 2018, 2017 and the period from September 12, 2016 (commencement of operations) through December 31, 2016

Fidelity VIP Freedom 2045 Portfolio Service Class 2	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, and the period from September 22, 2017 (commencement of operations) through December 31, 2017

Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018 and the period from February 6, 2017 (commencement of operations) through December 31, 2017

Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 14, 2018 (commencement of operations) through December 31, 2018	For the year ended December 31, 2019 and the period from May 14, 2018 (commencement of operations) through December 31, 2018

M International Equity (formerly Variable Account I)	Not applicable	Not applicable	For the period from January 1, 2016 through May 11, 2016 and for the year ended December 31, 2015

MFS Value Series - Service Class	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018 and 2017 and the period from March 18, 2016 (commencement of operations) through December 31, 2016

PIMCO Income-Administrative Class	For the period from July 25, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 24, 2020

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements as of December 31, 2019 and 2018

and for the years ended December 31, 2019, 2018 and 2017

and Independent Auditors' Report

PLA-1

INDEPENDENT AUDITORS' REPORT

Pacific Life & Annuity Company:

We have audited the accompanying financial statements of Pacific Life & Annuity Company (the "Company"), which comprise the statements of financial condition as of December 31, 2019 and 2018, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019 and the related notes to financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life & Annuity Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

March 23, 2020

PLA-2

Pacific Life & Annuity Company

STATEMENTS OF FINANCIAL CONDITION

	December 31,
(In Thousands, except share data)	2019	2018
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value	$4,913,196	$4,139,475
Mortgage loans	407,957	435,097
Policy loans	8,285	8,180
Other investments	16,923	18,852
TOTAL INVESTMENTS	5,346,361	4,601,604
Cash and cash equivalents	86,772	58,334
Deferred policy acquisition costs	118,338	145,116
Accrued investment income	47,906	47,014
Other assets	20,949	25,096
Separate account assets	2,924,764	2,621,260

TOTAL ASSETS	$8,545,090	$7,498,424

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits	$2,523,672	$2,217,714
Policyholder account balances	2,243,298	1,942,678
Other liabilities	39,971	16,682
Separate account liabilities	2,924,764	2,621,260
TOTAL LIABILITIES	7,731,705	6,798,334

Commitments and contingencies (Note 13)

Stockholder's Equity:
Common stock - $1 par value; 5 million shares authorized;
2.9 million shares issued and outstanding	2,900	2,900
Additional paid-in capital	134,577	134,577
Retained earnings	457,560	460,956
Accumulated other comprehensive income	218,348	101,657
TOTAL STOCKHOLDER'S EQUITY	813,385	700,090

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$8,545,090	$7,498,424

See Notes to Financial Statements

PLA-3

Pacific Life & Annuity Company

STATEMENTS OF OPERATIONS

	Years Ended December 31,
(In Thousands)	2019	2018	2017
REVENUES
Insurance premiums	$93,193	$73,594	$61,778
Policy fees	64,017	64,462	64,497
Net investment income	229,802	221,828	209,751
Net investment gain (loss)	(28,432)	8,273	(4,591)
Other than temporary impairments	—	—	(103)
Other income	2,478	2,317	2,369
TOTAL REVENUES	361,058	370,474	333,701

BENEFITS AND EXPENSES
Policy benefits paid or provided	198,528	173,175	170,953
Interest credited to policyholder account balances	65,200	55,333	48,875
Commission expenses	31,669	40,279	26,860
Operating expenses	20,800	29,652	20,361
TOTAL BENEFITS AND EXPENSES	316,197	298,439	267,049

INCOME BEFORE PROVISION FOR INCOME TAXES	44,861	72,035	66,652
Provision for income taxes	7,257	9,900	4,295

NET INCOME	$37,604	$62,135	$62,357

See Notes to Financial Statements

PLA-4

Pacific Life & Annuity Company

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
(In Thousands)	2019	2018	2017

NET INCOME	$37,604	$62,135	$62,357

Other comprehensive income (loss), net of tax:
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	116,691	(68,500)	13,699

TOTAL COMPREHENSIVE INCOME (LOSS)	$154,295	($6,365)	$76,056

See Notes to Financial Statements

PLA-5

Pacific Life & Annuity Company

STATEMENTS OF STOCKHOLDER'S EQUITY

				Accumulated
		Additional		Other
	Common	Paid-in	Retained	Comprehensive
(In Thousands)	Stock	Capital	Earnings	Income	Total
BALANCES, JANUARY 1, 2017	$2,900	$134,577	$446,516	$126,416	$710,409
Comprehensive income:
Net income			62,357		62,357
OCI				13,699	13,699
Total comprehensive income					76,056
Reclassification of deferred tax effects (Note 1)			(30,104)	30,104	—
Dividend to parent			(40,000)		(40,000)
BALANCES, DECEMBER 31, 2017	2,900	134,577	438,769	170,219	746,465
Cumulative effect of adoption of accounting change (Note 1)			52	(62)	(10)
BALANCES, JANUARY 1, 2018	2,900	134,577	438,821	170,157	746,455
Comprehensive income (loss):
Net income			62,135		62,135
OCI				(68,500)	(68,500)
Total comprehensive loss					(6,365)
Dividend to parent			(40,000)		(40,000)
BALANCES, DECEMBER 31, 2018	2,900	134,577	460,956	101,657	700,090
Comprehensive income:
Net income			37,604		37,604
OCI				116,691	116,691
Total comprehensive income					154,295
Dividend to parent			(41,000)		(41,000)

BALANCES, DECEMBER 31, 2019	$2,900	$134,577	$457,560	$218,348	$813,385

The abbreviation OCI above means other comprehensive income (loss).		—	—	—	—

See Notes to Financial Statements

PLA-6

Pacific Life & Annuity Company

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(In Thousands)	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$37,604	$62,135	$62,357
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	(3,181)	(13,554)	(8,510)
Net investment (gain) loss	28,432	(8,273)	4,591
Net change in deferred policy acquisition costs	(6,518)	2,088	(10,166)
Interest credited to policyholder account balances	65,200	55,333	48,875
Net change in future policy benefits	53,779	37,653	29,076
Other operating activities, net	9,347	18,993	6,565
NET CASH PROVIDED BY OPERATING ACTIVITIES	184,663	154,375	132,788
	—	—	—
CASH FLOWS FROM INVESTING ACTIVITIES
Available for sale securities:
Purchases	(644,568)	(515,091)	(414,843)
Sales	64,905	49,414	23,991
Maturities and repayments	234,948	103,240	122,436
Repayments of mortgage loans	57,477	34,362	16,617
Fundings of mortgage loans	(30,000)	(20,000)
Terminations of derivative instruments, net	1,254	1,653	4,086
Proceeds from nonhedging derivative settlements	1,285	13,584	559
Payments for nonhedging derivative settlements	(36,324)	(8,090)	(26,180)
Other investing activities, net	1,708	23	(859)
NET CASH USED IN INVESTING ACTIVITIES	(349,315)	(340,905)	(274,193)
	—	—	—
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	478,972	414,926	407,481
Withdrawals	(244,882)	(220,907)	(216,405)
Dividend to parent	(41,000)	(40,000)	(40,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	193,090	154,019	151,076
	—	—	—
Net change in cash and cash equivalents	28,438	(32,511)	9,671
Cash and cash equivalents, beginning of year	58,334	90,845	81,174

CASH AND CASH EQUIVALENTS, END OF YEAR	$86,772	$58,334	$90,845
	—	—	—
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid, net	$14,405	$15,648	$16,182

See Notes to Financial Statements

PLA-7

Pacific Life & Annuity Company

NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life & Annuity Company (the Company or PL&A) is a stock life insurance company domiciled in the state of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life), a stock life insurance company domiciled in the state of Nebraska. The Company offers variable universal life (VUL) insurance, universal life (UL) insurance, term insurance, structured settlement annuities, and variable and fixed annuities. The Company is licensed to sell certain of its products in the state of New York.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The Company prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of Arizona (AZ DOI). These financial statements materially differ from those filed with regulatory authorities (Note 2).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop. Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•	The fair value of investments in the absence of quoted market values
•	Other than temporary impairment (OTTI) losses of investments
•	The fair value of and accounting for derivatives, including embedded derivatives
•	The capitalization and amortization of deferred policy acquisition costs (DAC)
•	The liability for future policy benefits, including guarantees
•	Income taxes
•	Reinsurance transactions
•	Litigation and other contingencies

Certain reclassifications have been made to the 2018 and 2017 financial statements to conform to the 2019 financial statement presentation.

The Company has evaluated events subsequent to December 31, 2019 through March 23, 2020, the date the financial statements were available to be issued. Economic and capital market uncertainties have arisen as a result of the spread of the COVID-19 coronavirus. It is possible that the impacts of the uncertain markets could have a material effect on the Company’s financial statements; however, such potential impact is unknown as of the date of this report and will continue to be assessed by the Company.

INVESTMENTS

Fixed maturity securities available for sale are reported at fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (loss) (OCI).

Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method. For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

PLA-8

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives. Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company's available for sale securities are assessed for OTTI, if impaired. If a decline in the fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the fair value and net carrying amount of the security. If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings, specifically OTTI. If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings, specifically OTTI.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

For fixed maturity securities in unrealized loss positions, the Company evaluates whether it intends to sell, or will be required to sell the security before anticipated recovery of amortized cost. If a security meets either criteria, it is considered an other than temporary impairment. If a security does not meet either criteria, an analysis is performed on whether projected future cash flows are sufficient to recover the amortized cost.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows. In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Realized gains and losses on investment transactions are determined on a specific identification basis at trade date and are included in net investment gain (loss).

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs. Interest is recognized and discounts and deferred origination fees are amortized in interest income using the effective interest method based on the contractual life of the mortgage loan. Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company's fair value of the underlying collateral of the mortgage loan.

Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Other investments primarily consist of investments in partnerships and joint ventures, derivative instruments, and equity securities. Investments in partnership and joint venture interests are recorded under the equity method of accounting. Equity securities are reported at fair value in other investments, with changes in fair value recognized in net investment gain (loss).

PLA-9

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at fair value.  Prior to the adoption of Accounting Standards Update (ASU) 2017-12, if the derivative was designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative was recorded in OCI and reclassified to earnings when the hedged item affected earnings, and the ineffective portion of changes in the fair value of the derivative was recognized in net investment gain (loss).  Effective January 1, 2019, the Company adopted ASU 2017-12 which no longer requires the Company to bifurcate the ineffective portion for cash flow hedges.  See Recently Adopted Accounting Pronouncements below for further discussion.  For derivative instruments not designated as a hedge, the entire change in fair value of the derivative is recorded in net investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis. For derivatives that are hedging investments, these amounts are included in net investment income. For derivatives not designated as a hedge, the periodic cash flows are reflected in net investment gain (loss) on an accrual basis. Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income or net investment gain (loss) when the forecasted transactions affect earnings.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all short-term, highly liquid investments with a maturity of three months or less from purchase date. Cash equivalents consist primarily of money market securities.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC. DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract. However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The nature of sales inducements include bonus credits equal to a certain percentage of each deposit. The capitalized sales inducement balance included in the DAC asset was $6.6 million as of December 31, 2019 and 2018.

For UL, variable annuities, and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts. Actual gross margins or profits may vary from management's estimates, which can increase or decrease the rate of DAC amortization. DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves. DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance. Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins. The Company's long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.50% depending on the product. A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period. In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization. All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

PLA-10

Components of DAC are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Thousands)
Balance, January 1	$145,116	$134,071	$125,255
Additions:
Capitalized during the year	17,201	18,114	18,477
Amortization:
Impact of assumption unlockings	1,472	804	6,628
All other	(12,155)	(21,006)	(14,939)
Total amortization	(10,683)	(20,202)	(8,311)
Allocated to OCI	(33,296)	13,133	(1,350)
Balance, December 31	$118,338	$145,116	$134,071

FUTURE POLICY BENEFITS

Liabilities for structured settlement and immediate annuities with life contingencies are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age, and expenses. Interest rates used in establishing such liabilities ranged from 1.1% to 8.8%. Assumptions such as mortality and interest rates are “locked in” upon the issuance of new business.  Although certain assumptions are "locked-in", significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available for sale are included in accumulated other comprehensive income (AOCI).

The liability for future policy benefits includes a liability for unpaid claims, established based on the Company’s estimated cost of settling all claims. Unpaid claims include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The estimates used to determine the liability for unpaid claims are derived principally from the Company’s historical experience.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten-year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions. If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 6). All other GLB guarantees are accounted for as embedded derivatives (Note 4).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC. Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue. Mortality and persistency assumptions are generally based on the Company's experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations. Interest rate assumptions ranged from 3.0% to 7.7%.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits. Such changes in estimates are included in earnings for the period in which such changes occur.

PLA-11

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments.  Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate.  Interest credited to these contracts ranged from 1.0% to 8.0%.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, and provide additional capacity for future growth. As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term arrangements with this producer group’s reinsurance company. The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The Company has assumed reinsurance agreements with other insurance companies, which primarily include traditional life reinsurance.

The Company utilizes reinsurance accounting for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue and benefit and expense accounts. Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage. Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities. Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses. Reinsurance receivables, included in other assets, were $1.2 million and $2.1 million as of December 31, 2019 and 2018, respectively. Reinsurance payables, included in other liabilities, were zero as of December 31, 2019 and 2018. Amounts receivable and payable are offset for account settlement purposes for contracts where the right of offset exists.

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to assumed and ceded reinsurance.

The components of insurance premiums are as follows:

	Years Ended December 31,
	2019	2018		2017
	(In Thousands)
Direct premiums	$96,649	$77,412		$57,094
Reinsurance assumed	34	(73	)(1)	8,777
Reinsurance ceded	(3,490)	(3,745)		(4,093)
Insurance premiums	$93,193	$73,594		$61,778

(1) Effective January 1, 2018, PL&A novated the assumed reinsurance business to Pacific Life.

PLA-12

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and term insurance contracts are recognized as revenue when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration, and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue. Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR. The timing of policy fee revenue recognition is determined based on the nature of the fees. Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration, and the amortization of DAC.

INCOME TAXES

The Company is taxed as a life insurance company for Federal income tax purposes and is included in the consolidated Federal income tax return of its ultimate parent, Pacific Mutual Holding Company (PMHC). The Company is allocated tax expense or benefit based principally on the effect of including its operations in the consolidated return under a tax sharing agreement. Amounts payable under the tax sharing agreement as of December 31, 2019 and 2018 were $1.4 million and $7.8 million, respectively, and are included in other liabilities. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

On December 22, 2017, tax reform legislation formally known as the Tax Cuts and Jobs Act (the Act) was enacted, which significantly revised the U.S. corporate income tax system. See Note 9.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis. A loss is recorded if the contingent matter is probable of occurring and reasonably estimable. The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts. Separate account assets are recorded at fair value and represent legally segregated contract holder funds. A separate account liability is recorded equal to the amount of separate account assets. Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the statements of operations or cash flows. Amounts charged to the separate account for mortality, surrender, and expense charges are included in revenues as policy fees.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair value of the financial instruments. See Note 7.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-02. This ASU permits retrospective reclassification of certain tax effects from AOCI to retained earnings for stranded tax effects resulting from the Act. This ASU is effective for fiscal years beginning after December 15, 2018, however early adoption is permitted for financial statements that have not yet been issued. The Company early adopted this ASU in 2017 and reclassified $30.1 million of deferred tax effects from AOCI to retained earnings as of December 31, 2017. See the statements of stockholder's equity and Note 8.

PLA-13

In 2017, the FASB issued ASU 2017-12, which together with all subsequent amendments, for targeted improvements to accounting for hedging activities. The objective of this guidance is to improve the financial reporting of hedging relationships to better portray the economic results of a company’s risk management activities in its financial statements and make certain targeted improvements simplify the application of the hedge accounting guidance. The amended presentations and disclosure guidance is required only prospectively. The Company adopted this standard on January 1, 2019 and it did not have a material impact on the Company’s financial statements. See Note 4 for expanded disclosures.

In 2016, the FASB issued ASU 2016-01 that amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments.  The new guidance most significantly impacts equity interests in limited partnership interests and joint ventures currently accounted for under the cost method which are now measured at fair value utilizing the net asset value (NAV) practical expedient in the Accounting Standards Codification's (Codification) Financial Services - Investment Companies Topic. Additionally, due to the elimination of historical classification guidance for equity securities (i.e., trading, available for sale), equity securities historically classified as trading and equity securities historically classified as available for sale all are now presented together as equity securities included in other investments and measured at fair value through net income. The Company adopted this ASU on January 1, 2018 applying the modified retrospective approach. The impact of this adoption on January 1, 2018 was an immaterial increase to beginning retained earnings and reduction to AOCI. See statements of stockholder's equity and Notes 3 and 7.

In 2014, the FASB issued ASU 2014-09, which together with all subsequent amendments, supersedes nearly all existing revenue recognition guidance under U.S. GAAP; however, it did not impact the accounting for insurance contracts, leases, financial instruments, and guarantees. For those contracts that are impacted by the new guidance, the guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company adopted this standard on January 1, 2019 applying the modified retrospective approach. Adoption did not have a material impact on the Company's financial statements.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In 2018, the FASB issued targeted improvements to the accounting for long-duration insurance contracts, ASU 2018-12.  The objective of this guidance is to make improvements to the existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity.  The new guidance improves the timeliness of recognizing changes in the liability for future policy benefits for traditional long-duration contracts by requiring that underlying cash flow assumptions be reviewed and updated at least annually.  The rate used to discount future cash flows must be based on an upper-medium grade fixed income investment yield.  The change in the reserve estimate as a result of updating cash flow assumptions will be recognized in net income.  The change in the reserve estimate as a result of updating the discount rate assumption will be recognized in OCI.  The new guidance also creates a new category of market risk benefits (i.e., features that protect the contract holder from more than nominal capital market risk) for certain guarantees associated with contracts which are required to be measured at fair value with changes recognized in net income. In addition, the new guidance simplifies the amortization of deferred policy acquisition costs and other similar capitalized balances (i.e., URR) by requiring such costs to be amortized on a constant-level basis that approximates the straight-line method. Lastly, the new guidance increases and enhances the disclosures related to long-duration insurance contracts. The new guidance is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its financial statements.

In 2016, the FASB issued ASU 2016-13 that provides guidance on the measurement of credit losses for certain financial assets. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The guidance also requires enhanced disclosures. This ASU is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its financial statements.

PLA-14

2.	STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

The Company prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the AZ DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis. The Company does not have any permitted statutory accounting practices.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of the Company was $32.8 million, $59.2 million, and $46.0 million for the years ended December 31, 2019, 2018, and 2017, respectively. Statutory capital and surplus of the Company was $545.6 million and $550.4 million as of December 31, 2019 and 2018, respectively.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the National Association of Insurance Commissioners to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2019 and 2018, the Company exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the state of Arizona insurance laws. These laws require (i) notification to the AZ DOI for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2019 statutory results, the Company could pay $40.8 million in dividends to Pacific Life in 2020 without prior regulatory approval, subject to the notification requirement. During the years ended December 31, 2019, 2018, and 2017, the Company paid dividends to Pacific Life of $41.0 million, $40.0 million, and $40.0 million, respectively.

PLA-15

3.	INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and fair value of available for sale securities are shown below. The net carrying amount represents amortized cost adjusted for OTTI losses recognized in earnings and terminated fair value hedges. See Note 7 for information on the Company's fair value measurements and disclosure.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
		(In Thousands)
December 31, 2019:
U.S. Government	$9,082	$402	$—	$9,484
Obligations of states and political subdivisions	302,511	92,628	$208	394,931
Foreign governments	34,499	5,814	—	40,313
Corporate securities	3,624,588	536,638	2,978	4,158,248
Residential mortgage-backed securities (1)	182,326	6,298	293	188,331
Commercial mortgage-backed securities	60,404	2,875	—	63,279
Other asset-backed securities	57,992	688	70	58,610
Total fixed maturity securities	$4,271,402	$645,343	$3,549	$4,913,196
				—

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
		(In Thousands)
December 31, 2018:
U.S. Government	$9,090	$274	$75	$9,289
Obligations of states and political subdivisions	309,724	59,225	388	368,561
Foreign governments	54,505	2,312	1,388	55,429
Corporate securities	3,305,908	218,051	69,165	3,454,794
Residential mortgage-backed securities (1)	146,480	5,045	1,601	149,924
Commercial mortgage-backed securities	51,425	2,039	447	53,017
Other asset-backed securities	48,675	248	462	48,461
Total fixed maturity securities	$3,925,807	$287,194	$73,526	$4,139,475
				—

(1) Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were zero and immaterial as of December 31, 2019 and 2018, respectively.

PLA-16

The net carrying amount and fair value of fixed maturity securities available for sale as of December 31, 2019, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Thousands)
Due in one year or less	$78,372	$2,174	$105	$80,441
Due after one year through five years	611,041	35,957	640	646,358
Due after five years through ten years	1,206,326	94,291	1,118	1,299,499
Due after ten years	2,074,941	503,060	1,323	2,576,678
	3,970,680	635,482	3,186	4,602,976
Mortgage-backed and asset-backed securities	300,722	9,861	363	310,220
Total fixed maturity securities	$4,271,402	$645,343	$3,549	$4,913,196

The following tables present the fair value and gross unrealized losses on investments where the fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater.

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Thousands)
December 31, 2019:
Obligations of states and political subdivisions			$8,388	$208	$8,388	$208
Corporate securities	$30,715	$245	57,469	2,733	88,184	2,978
Residential mortgage-backed securities	27,706	96	16,898	197	44,604	293
Other asset-backed securities	11,584	67	1,318	3	12,902	70
Total fixed maturity securities	$70,005	$408	$84,073	$3,141	$154,078	$3,549
	—	—	—	—	—	—
December 31, 2018:
U.S. Government	—	—	$6,005	$75	$6,005	$75
Obligations of states and political subdivisions	$15,016	$328	2,140	60	17,156	388
Foreign governments	9,729	248	11,520	1,140	21,249	1,388
Corporate securities	1,076,671	46,666	268,203	22,499	1,344,874	69,165
Residential mortgage-backed securities	56,811	707	25,962	894	82,773	1,601
Commercial mortgage-backed securities	—	—	7,983	447	7,983	447
Other asset-backed securities	10,805	194	13,112	268	23,917	462
Total fixed maturity securities	$1,169,032	$48,143	$334,925	$25,383	$1,503,957	$73,526

The number of securities in an unrealized loss position for less than 12 months as of December 31, 2019 and 2018 were 13 and 173, respectively. The number of securities in an unrealized loss position for 12 months or greater as of December 31, 2019 and 2018 were 18 and 60, respectively.

PLA-17

The gross unrealized losses on available for sale investments in the tables above decreased from $73.5 million as of December 31, 2018 to $3.5 million as of December 31, 2019.  The decrease is primarily due to declining interest rates, as well as credit spread tightening.

The Company has evaluated fixed maturity securities available for sale with gross unrealized losses and has determined that the unrealized losses are temporary. The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

The Company evaluates its interests in variable interest entities (VIEs) on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary. As of December 31, 2019 and 2018, the Company has no VIEs it consolidates in the financial statements. As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor and thus does not consolidate as a VIE as the Company is not the primary beneficiary. The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and other asset-backed securities which are reported in fixed maturities securities available for sale. The Company also has a real estate fund investment, which is reported in other investments, in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary.  The Company’s maximum exposure to loss for these investments is limited to its net carrying amount.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Thousands)
Fixed maturity securities	$202,898	$190,626	$181,677
Mortgage loans	23,733	30,805	26,820
Partnerships and joint ventures	5,163	3,077	4,379
Other	2,670	1,776	1,189
Gross investment income	234,464	226,284	214,065
Investment expense	4,662	4,456	4,314
Net investment income	$229,802	$221,828	$209,751

PLA-18

The components of net investment gain (loss) are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Thousands)
Fixed maturity securities:
Gross gains on sales	$872	$521	$591
Gross losses on sales	(494)	(410)	(67)
Total fixed maturity securities	378	111	524

Equity securities	105	(16)	482
Equity total return swaps	(18,103)	4,398	(11,117)
Equity futures	(20,929)	5,849	(13,997)
Equity call options	1,657	(766)	1,719
Foreign currency and interest rate swaps	5,140	(43)	(150)
Embedded derivatives:
Variable annuity GLBs	5,428	(1,533)	19,560
Life indexed accounts	(1,596)	763	(1,445)
Other	(512)	(522)	(170)
Other	0	32	3
Net investment gain (loss)	($28,432)	$8,273	($4,591)

During the years ended December 31, 2019 and 2018, the Company recognized no OTTI. During the year ended December 31, 2017, the Company recognized $0.1 million of OTTI all within earnings primarily related to other investments.

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,
	2019	2018
	(In Thousands)
Cumulative credit loss, January 1	$1,874	$1,923
Reductions for credit impairments previously recognized on:
Securities due to an increase in expected cash flows and time value of cash flows	(20)	(49)
Total subtractions	(20)	(49)
Cumulative credit loss, December 31	$1,854	$1,874

PLA-19

The change in net unrealized gain (loss) in available for sale securities is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Thousands)
Available for sale securities:
Fixed maturity	$428,126	($273,073)	$138,432
Equity (1)	—		(657)
Total available for sale securities	$428,126	($273,073)	$137,775

(1) Effective January 1, 2018, with the adoption of ASU 2016-01 (Note 1), available for sale equity securities were reclassified to equity securities at fair value through net income.

As of December 31, 2019 and 2018, the Company had exposure to concentrations of credit risk of a single common credit, excluding U.S. government and its agencies, which exceeded 10% of stockholder’s equity. The fair value of these fixed maturity securities under one common credit is $100.3 million and $86.2 million, respectively.

Mortgage loans are primarily collateralized by commercial properties mainly located throughout the U.S. The geographic distribution of mortgage loans for the top five states or federal districts is as follows:

	December 31,
	2019	2018
	(In Thousands)
California	$104,681	$93,123
Illinois	59,920	59,942
Texas	49,784	51,068
District of Columbia	41,187	41,484
Georgia	36,135	37,220
Other	116,250	152,260
Total mortgage loans	$407,957	$435,097

Included in the December 31, 2019 and 2018 amounts for Other in the table above are $4.0 million located in Canada. There were no defaults during the years ended December 31, 2019, 2018, and 2017. The Company did not have mortgage loans with accrued interest more than 180 days past due as of December 31, 2019 and 2018.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

PLA-20

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. Includes troubled debt restructures performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief. Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for troubled debt restructure, impairment and loss is increased.  Includes all loans performing as agreed during the first year of a troubled debt restructure unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

As of December 31, 2019 and 2018, the Company had no loans classified as Level 2 or 3.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored monthly. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

PLA-21

The following tables set forth mortgage loan credit levels as of December 31, 2019 and 2018 ($ In Thousands):

	December 31, 2019
			Level 1
	No Credit Concern		Minimal Credit Concern		Total
		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR
Apartment	$52,887	1.85			$52,887	1.85
Golf course			$3,725	0.16	3,725	0.16
Lodging	39,662	4.26			39,662	4.26
Office	238,151	1.83			238,151	1.83
Retail	73,532	1.80			73,532	1.80
Total	$404,232	2.07	$3,725	0.16	$407,957	2.05

	December 31, 2018
			Level 1
	No Credit Concern		Minimal Credit Concern		Total
		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR
Apartment	$53,828	1.72	$6,292	1.09	$60,120	1.65
Golf course			3,922	0.69	3,922	0.69
Lodging	40,385	3.67			40,385	3.67
Office	203,980	1.80	34,810	2.02	238,790	1.83
Retail	91,880	1.94			91,880	1.94
Total	$390,073	2.01	$45,024	1.77	$435,097	1.99

4.	DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, and equity risk. Derivative instruments are also used to manage the duration mismatch of assets and liabilities. The Company utilizes a variety of derivative instruments including swaps, futures, and options. In addition, certain insurance products offered by the Company contain features that are separately accounted for as derivatives.

PLA-22

Accounting for derivatives requires the Company to recognize all derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (i.e., gains or losses) of derivatives depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

DERIVATIVES NOT DESIGNATED AS HEDGING

Equity Derivatives

The Company utilizes equity derivatives to manage equity risk associated with variable annuity GLBs within certain insurance and reinsurance contracts, including those deemed embedded derivatives. See below for further information on the Company’s embedded derivatives.

Equity total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap.

Equity futures are exchange-traded transactions whereby the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts.  The Company is also required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded.

Equity call options are contracts to buy the index at a predetermined time at a contracted price. These contracts involve the exchange of a premium payment (either paid up front or at the time of exercise) for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.

Foreign Currency Interest Rate Swaps

The Company utilizes foreign currency interest rate swaps primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies. Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The main currency that the Company economically hedges is the Canadian dollar.

Interest Rate Swaps

The Company utilizes interest rate swaps to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities and to manage interest rate risk in variable annuity GLBs. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

Embedded Derivatives

The Company has certain insurance and reinsurance contracts that contain embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the related insurance or reinsurance contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

PLA-23

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions. These variable annuity GLBs are considered embedded derivatives. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits.

The Company employs economic hedging strategies to mitigate equity and interest rate risk associated with the variable annuity GLBs not covered by reinsurance.  The Company utilizes equity total return swaps, equity futures, and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products.  The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic or international equity index, subject to various caps, thresholds, and participation rates. The life insurance products with indexed accounts contain embedded derivatives. The Company utilizes equity call options to economically hedge the interest credited to the policyholder based upon the underlying index for its life insurance products with indexed account options.

The following table summarizes amounts recognized in net investment gain (loss) for derivatives not designated as hedging instruments. Gains and losses include the changes in fair value of the derivatives and amounts realized on terminations. The amounts presented do not include gains (losses) from the periodic net payments of ($34.4) million, $5.4 million, and ($25.7) million for the years ended December 31, 2019, 2018, and 2017, respectively, which are recorded in net investment gain (loss).

	Years Ended December 31,
	2019	2018	2017
	(In Thousands)
Equity total return swaps	($5,812)	$3,648	($451)
Equity call options	2,999	450	2,769
Foreign currency and interest rate swaps	4,712	262	(518)
Embedded derivatives:
Variable annuity GLBs	(4,913)	(12,725)	7,640
Life indexed accounts	(1,596)	763	(1,445)
Other	(512)	(522)	(170)
Total	($5,122)	($8,124)	$7,825

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilized foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currencies and benchmark interest rates. The Company had no designated cash flow hedges as of December 31, 2019 and 2018.

No amounts were reclassified from AOCI to earnings due to forecasted cash flows that were no longer probable of occurring for the years ended December 31, 2019, 2018, and 2017.

Over the next twelve months, the Company anticipates that $0.4 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

PLA-24

FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded on the Company's statements of financial condition at fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral. The following table summarizes the notional amount and gross asset or liability derivative fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables and income accruals. See Note 7 for information on the Company’s fair value measurements and disclosure.

Notional amount represents a standard of measurement of the volume of over the counter (OTC) and exchange traded derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of financial condition. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

	December 31, 2019				December 31, 2018
	Notional	Fair Value			Notional	Fair Value
	Amount	Assets	Liabilities		Amount	Assets	Liabilities
	(In Thousands)				(In Thousands)
Derivatives not designated as hedging instruments:
Equity total return swaps	$101,111	$38	$2,531	(1)	$54,487	$3,338	$18	(1)
Equity futures	63,268				115,623
Equity call options	33,650	1,414			29,390		331	(1)
Foreign currency and interest rate swaps	121,378	6,077	389	(1)	4,612	975
Embedded derivatives:
Variable annuity GLBs			43,316	(2)			38,403	(2)
Life indexed accounts			2,027	(3)			328	(3)
Other		—	4,731	(3)		—	3,283	(3)
Total derivatives not designated as hedging instruments	$319,407	$7,529	$52,994		$204,112	$4,313	$42,363

Location on the statements of financial condition:

(1)	Other investments and other liabilities

(2) Future policy benefits

(3) Policyholder account balances

PLA-25

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral. Gross amounts include income or expense accruals. Gross amounts offset include cash collateral received or pledged limited to the gross fair value of recognized derivative assets or liabilities, net of accruals.  Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation. There was no asset collateral received or pledged as of December 31, 2019 and 2018.

	Gross Amounts of
	Recognized	Gross Amounts
	Assets/Liabilities (1)	Offset (2)	Net Amounts
	(In Thousands)
December 31, 2019:
Derivative assets	$1,584	($1,406)	$178
Derivative liabilities	2,422	(2,386)	36

December 31, 2018:
Derivative assets	$4,413	($4,333)	$80
Derivative liabilities	979	(956)	23

(1) As of December 31, 2019 and 2018, derivative assets include expense accruals of $0.7 million and $0.1 million, respectively, and derivative liabilities include income (expense) accruals of $0.1 million and ($0.6) million, respectively.

(2) As of December 31, 2019 and 2018, the Company received excess cash collateral of $0.1 million and $0.8 million, respectively, and provided excess cash collateral of $0.3 million and zero, respectively, which are not included in the table.

Cash collateral received from counterparties was $2.8 million and $4.7 million as of December 31, 2019 and 2018, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is netted against the fair value of derivatives in other investments or other liabilities. Cash collateral pledged to counterparties was $4.6 million and $6.3 million as of December 31, 2019 and 2018, respectively. A receivable representing the right to call this collateral back from the counterparty is netted against the fair value of derivatives in other investments or other liabilities. Net exposure to the counterparty is calculated as the fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received. If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the fair value is included in other liabilities.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to OTC derivatives, which are bilateral contracts between two counterparties. The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. The Company currently pledges cash to satisfy this collateral requirement.

PLA-26

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral received. The Company’s credit exposure for OTC derivatives as of December 31, 2019 was $4.1 million. The maximum exposure to any single counterparty was $3.6 million as of December 31, 2019. All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

There are no credit-contingent provisions in the Company’s collateral arrangements for its OTC derivatives that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty.

Certain of the OTC master agreements include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the fair value of the underlying derivatives. As of December 31, 2019, the Company's financial strength ratings were above the specified level.

5.	POLICYHOLDER LIABILITIES

FUTURE POLICY BENEFITS

Components of the liability for future policy benefits is as follows:

	December 31,
	2019	2018
	(In Thousands)
Structured settlement annuities	$2,356,969	$2,057,629
Policy benefits (1)	96,637	97,116
Variable annuity GLB embedded derivatives	43,316	38,403
URR	16,403	13,824
Life insurance	10,347	10,742
Total	$2,523,672	$2,217,714

(1)	As of December 31, 2019 and 2018, policy benefits consist primarily of $81.7 million and $82.6 million primarily representing immediate annuities and $6.7 million and $7.7 million of liabilities for unpaid claims, respectively.

PLA-27

POLICYHOLDER ACCOUNT BALANCES

Components of the liability for policyholder account balances is as follows:

	December 31,
	2019	2018
	(In Thousands)
Annuity and deposit liabilities	$2,174,881	$1,881,189
Other	68,417	61,489
Total	$2,243,298	$1,942,678

6.	SEPARATE ACCOUNTS AND VARIABLE ANNUITY GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). These contracts also include various types of GMDB and GLB features. For a discussion of certain GLBs accounted for as embedded derivatives, see Note 4.

The GMDBs provide a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), or (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years. Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return. In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features. The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting no earlier than age 59.5, regardless of market performance. The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

PLA-28

Information in the event of death on the various GMDB features outstanding was as follows (the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,
	2019	2018
	($ In Thousands)
Return of net deposits
Separate account value	$2,754,451	$2,480,239
Net amount at risk (1)	603	69,822
Average attained age of contract holders	67 years	66 years

Anniversary contract value
Separate account value	$753,927	$689,735
Net amount at risk (1)	428	56,350
Average attained age of contract holders	68 years	67 years

(1) Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,
	2019	2018	2019	2018
	GMIB		GMWBL
	($ In Thousands)		($ In Thousands)
Separate account value	$5,969	$5,732	$389,139	$337,417
Net amount at risk (1)	620	1,145	13,993	43,418
Average attained age of contract holders	65 years	64 years	70 years	69 years

(1)	GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31. GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

The determination of GMDB, GMIB, and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The following table summarizes the GMDB, GMIB, and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018
	GMDB		GMIB		GMWBL
	(In Thousands)		(In Thousands)		(In Thousands)
Balance, beginning of year	$2,139	$1,884	$212	$199	$4,472	$3,794
Changes in reserves	337	478	3	42	1,115	678
Benefits paid	(85)	(223)		(29)
Balance, end of year	$2,391	$2,139	$215	$212	$5,587	$4,472

PLA-29

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,
	2019	2018
	(In Thousands)
Asset type:
Equity	$1,925,189	$1,615,623
Bonds	778,590	715,839
Other	63,410	161,052
Total separate account value	$2,767,189	$2,492,514

7.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification's Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure fair value for financial assets and financial liabilities that are carried at fair value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3 Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

PLA-30

The following tables present, by fair value hierarchy level, the Company's financial assets and liabilities that are carried at fair value as of December 31, 2019 and 2018.

				Gross
				Derivatives	Netting
	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total
	(In Thousands)
December 31, 2019:
Assets:
U.S. Government		$9,484				$9,484
Obligations of states and political subdivisions		386,543	$8,388			394,931
Foreign governments		40,313				40,313
Corporate securities		4,087,931	70,317			4,158,248
RMBS		188,331				188,331
CMBS		63,279				63,279
Other asset-backed securities		58,610				58,610
Total fixed maturity securities	—	4,834,491	78,705	—	—	4,913,196

Other investments:
Equity securities	$0	1,988				1,988
Other investments			4,639			4,639
Total other investments	—	1,988	4,639	—	—	6,627

Derivatives:
Foreign currency and interest rate swaps	—	6,077		$6,077	($1,173)	4,904
Equity derivatives	—	—	1,452	1,452	(1,181)	271
Total derivatives	—	6,077	1,452	7,529	(2,354)	5,175

Separate account assets:
Separate account assets	$2,906,490					2,906,490
Separate account assets measured at NAV (2)						18,274
Total separate account assets carried at fair value (3)	2,906,490	—	—	—	—	2,924,764
Total	$2,906,490	$4,842,556	$84,796	$7,529	($2,354)	$7,849,762

Liabilities:
Derivatives:
Foreign currency and interest rate swaps	—	$389	—	$389	($1,173)	($784)
Equity derivatives	—	—	$2,531	2,531	(1,181)	1,350
Embedded derivatives			50,074	50,074		50,074
Total	—	$389	$52,605	$52,994	($2,354)	$50,640

PLA-31

				Gross
				Derivatives	Netting
	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total
	(In Thousands)
December 31, 2018:
Assets:
U.S. Government		$9,289				$9,289
Obligations of states and political subdivisions		359,877	$8,684			368,561
Foreign governments		55,429				55,429
Corporate securities		3,381,158	73,636			3,454,794
RMBS		149,924				149,924
CMBS		53,017				53,017
Other asset-backed securities		48,461				48,461
Total fixed maturity securities	—	4,057,155	82,320	—	—	4,139,475

Equity securities	$21	1,885				1,906
Other investments			4,639			4,639
Total other investments	21	1,885	4,639	—	—	6,545

Derivatives:
Foreign currency and interest rate swaps		975		$975		975
Equity derivatives			3,338	3,338	($3,385)	(47)
Total derivatives	—	975	3,338	4,313	(3,385)	928

Separate account assets:
Separate account assets	2,603,756					2,603,756
Separate account assets measured at NAV (2)						17,504
Total separate account assets carried at fair value (3)	2,603,756	—	—	—	—	2,621,260
Total	$2,603,777	$4,060,015	$90,297	$4,313	($3,385)	$6,768,208

Liabilities:
Derivatives:
Equity derivatives			$349	$349	($3,385)	($3,036)
Embedded derivatives			42,014	42,014		42,014
Total	—	—	$42,363	$42,363	($3,385)	$38,978

(1)	Netting adjustments represent the impact of offsetting asset and liability positions held with the same counterparty.
(2)	Certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.
(3)	Separate account assets are measured at fair value. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets. Excluded are the separate account assets measured at NAV discussed below.

PLA-32

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value. The following table lists information regarding these investments as of December 31, 2019.

Asset Class and Investment Strategy (1)	Fair Value	Redemption Frequency	Remaining Lock-Up Period	Redemption Notice Period	Outstanding Commitment
		($ In Thousands)
Separate account hedge funds	$18,274	Quarterly	None to 3 years	90 – 91 days	N/A

(1)	Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, loans, real estate, derivatives, privately held companies, and private partnerships.

FAIR VALUE MEASUREMENT

The Codification's Fair Value Measurements and Disclosures Topic defines fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date. This "exit price" notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value and the controls that surround the valuation process. The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY AND EQUITY SECURITIES

The fair values of fixed maturity securities available for sale and equity securities are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third party prices to internally-developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available. Securities priced by the matrix model are primarily comprised of private placement securities. Matrix model pricing measures fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service. The matrix model determines the discount yield based upon significant factors that include the security's weighted average life, rating, and sector.

PLA-33

Where matrix model pricing is not used, fair values are determined by other internally-derived valuation tools which use market-observable data if available. Generally, this includes using an actively-traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants, and risk managers. Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts, and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable fair value. Certain significant inputs used in determining the fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market. These non-marketable equity securities are classified as Level 3 assets.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility, and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

All of the OTC derivatives were priced by valuation models as of December 31, 2019 and 2018. A credit valuation analysis was performed for all derivative positions that are uncollateralized to measure the nonperformance risk that the counterparties to the transaction will be unable to perform under the contractual terms and was determined to be immaterial as of December 31, 2019. Nonperformance risk is the Company’s market-perceived risk of its own or the counterparty’s nonperformance.

PLA-34

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility, and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. Also classified in Level 3 are embedded derivatives in certain insurance contracts. These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees and broker quotations. A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Fair values for variable annuity GLB embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items. As a result, variable annuity GLB embedded derivatives are categorized as Level 3. Below is a description of the Company's fair value methodologies for these embedded derivatives.

Fair value is calculated as an aggregation of fair value and additional risk margins including behavior risk margin, mortality risk margin, and credit standing adjustment. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants. Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•	Behavior risk margin: This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the fair value model could differ from actual experience. This component includes assumptions about withdrawal utilization and lapse rates.

•	Mortality risk margin: This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•	Credit standing adjustment: This component makes an adjustment that market participants would make to reflect the chance that GLB obligations will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at fair value as a summarized total on the statements of financial condition. The fair value of separate account assets is based on the fair value of the underlying assets. Separate account assets are primarily invested in mutual funds, but also have investments in hedge funds.

Level 1 assets include mutual funds that are valued based on reported NAVs provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

PLA-35

LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2019	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2019
	(In Thousands)
Obligations of states and political subdivisions	$8,684		($96)					($200)	$8,388
Corporate securities	73,636	($39)	2,050	$11,797	($7,225)			(9,902)	70,317
RMBS	—	(35)	62		(21,045)	$25,309		(4,291)	—
Total fixed maturity securities	82,320	(74)	2,016	11,797	(28,270)	25,309	—	(14,393)	78,705

Other investments	4,639								4,639

Derivatives, net: (1)
Equity derivatives	2,989	(2,813)	—	—	—	—	—	(1,255)	(1,079)
Embedded derivatives	(42,014)	(7,021)	—	—	—	(2,285)	$45	1,201	(50,074)
Total derivatives	(39,025)	(9,834)	—	—	—	(2,285)	45	(54)	(51,153)

Total	$47,934	($9,908)	$2,016	$11,797	($28,270)	$23,024	$45	($14,447)	$32,191
									0

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2018	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2018
	(In Thousands)
Obligations of states and political subdivisions	$9,144		($260)					($200)	$8,684
Foreign governments	5,383	$2	(260)		($5,125)				—
Corporate securities	88,736	(38)	(1,135)		(11,931)			(1,996)	73,636
RMBS	281	(17)	130		(9,893)	$10,132		(633)	—
Total fixed maturity securities	103,544	(53)	(1,525)	—	(26,949)	10,132	—	(2,829)	82,320

Other investments	4,879	31	(31)				($240)		4,639

Derivatives, net: (1)
Equity derivatives	545	4,098						(1,654)	2,989
Embedded derivatives	(29,465)	(12,484)				(1,939)		1,874	(42,014)
Total derivatives	(28,920)	(8,386)	—	—	—	(1,939)	—	220	(39,025)

Total	$79,503	($8,408)	($1,556)	—	($26,949)	$8,193	($240)	($2,609)	$47,934
									0

PLA-36

(1) Excludes total return swap net settlements of $12.3 million and $0.8 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss). Excludes call option net settlements of ($1.3) million and ($1.2) million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss). Excludes embedded derivative policy fees of $10.3 million and $11.2 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).

During the year ended December 31, 2019, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value. During the years ended December 31, 2019 and 2018, transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information.

Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net	Net
	Investment	Investment
	Income	Loss	Total
Year Ended December 31, 2019:	(In Thousands)
Corporate securities	($39)		($39)
RMBS	(35)		(35)
Total fixed maturity securities	(74)	—	(74)

Equity derivatives		($2,813)	(2,813)
Embedded derivatives		(7,021)	(7,021)
Total derivatives	—	(9,834)	(9,834)
Total	($74)	($9,834)	($9,908)

	Net	Net
	Investment	Investment
	Income	Gain (Loss)	Total
Year Ended December 31, 2018:	(In Thousands)
Foreign governments	$2		$2
Corporate securities	(38)		(38)
RMBS	(17)		(17)
Total fixed maturity securities	(53)	—	(53)

Other investments		$31	31

Equity derivatives		4,098	4,098
Embedded derivatives		(12,484)	(12,484)
Total derivatives	—	(8,386)	(8,386)
Total	($53)	($8,355)	($8,408)

PLA-37

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,
	2019	2018
	(In Thousands)
Fixed maturity securities (1)	$2,468	($2,363)

Derivatives, net: (2)
Equity derivatives	(1,079)	3,399
Embedded derivatives	(11,429)	(12,225)
Total derivatives	(12,508)	(8,826)
Total	($10,040)	($11,189)

(1) Amounts are recognized in OCI.

(2) Amounts are recognized in net investment gain (loss).

The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement for Level 3 assets and liabilities as of December 31, 2019 ($ In Thousands).

	Fair Value	Predominant	Significant	Range	Impact of Increase in
	Asset (Liability)	Valuation Method	Unobservable Inputs	(Weighted Average)	Input on Fair Value (5)
Obligations of states and
political subdivisions	$8,388	Discounted cash flow	Spread (1)	557-561 (560)	Decrease

Corporate securities	70,317	Discounted cash flow	Spread (1)	94-995 (282)	Decrease
		Market pricing	Quoted prices (2)	103	Increase

Other investments	4,639	Redemption value	Redemption value (3)	100	N/A

Equity derivatives	(1,079)	Option pricing model	Equity volatility	16% - 33%	Increase (6)

Embedded derivatives (4)	(50,074)	Option pricing techniques	Long-term equity volatilities	16% - 33%	Increase (7)
			Mortality:
			Ages 0-40	0.01% - 0.18%	Decrease (8)
			Ages 41-60	0.06% - 0.55%	Decrease (8)
			Ages 61-120	0.39% - 100%	Decrease (8)

			Mortality improvement	0% - 4.47%	Increase (9)
			Withdrawal utilization	0% - 97.5%	Increase (10)
			Lapse rates	0% - 100%	Decrease (11)
			Credit standing adjustment	0.10% - 1.15%	Decrease (12)
Total	$32,191
	0
(1)	Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure and credit quality.

(2)       Independent third-party quotations were used in the determination of fair value.

PLA-38

(3)	Represents Federal Home Loan Bank of San Francisco (FHLB) common stock that is valued at the contractual amount that will be received upon redemption (Note 12).
(4)	This liability consists of embedded derivatives from variable annuity GLBs and life indexed account insurance products. Since the valuation methodology for embedded derivatives uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.
(5)	The impact of a decrease in input would have the opposite impact on fair value as that presented in the table. For any given contract, each assumption varies throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.
(6)	Changes in fair values are based on long U.S. dollar positions and will be inversely impacted for short U.S. dollar positions.
(7)	Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, and vary by equity index. The assumption is based on historical realized equity volatility.
(8)	Mortality rates vary by age, gender, policy year, and mortality segments. Mortality rate assumptions are based on Company experience. There are two mortality segments: the plus segment consists of policies without a lifetime guaranteed minimum withdrawal benefits (GMWB) rider; the minus segment consists of policies with a lifetime GMWB rider. An increase in the mortality assumption results in an increase (decrease) in the fair value for policies in the plus (minus) segment. As of December 31, 2019, the majority of policies in scope are in the minus segment.
(9)	Mortality improvement varies by age, gender, calendar year, and mortality segment. Mortality improvement assumptions are based on Company experience. Mortality segments are defined in (8) above. An increase in the mortality improvement assumption results in a decrease (increase) in the fair value for policies in the plus (minus) segment.
(10)	The withdrawal utilization assumption estimates the percentage of contractholders with a GMWB benefit who will elect to utilize the benefit. The assumption varies by the type of GMWB, tax qualification status, policy size, and age at rider issue. Withdrawal utilization assumptions are based on Company experience.
(11)	Lapse rates vary by policy size, commission option, single/joint life status, surrender charge duration, age, policy month, amount of time until the end of the rider utilization waiting period (if any), and the amount by which the guaranteed amount is greater than the account value. Lapse rate assumptions are based on Company experience.
(12)	The credit standing adjustment represents the Company's nonperformance risk spread, and varies by duration. The assumption is based on Barclays financial credit spreads.

The Company did not have any nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2019 and 2018. The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

The carrying amount and fair value of the Company's financial instruments that are not carried at fair value under the Codification's Financial Instruments Topic are as follows:

	Fair Value	December 31, 2019		December 31, 2018
	Hierarchy	Carrying		Carrying
	Level	Amount	Fair Value	Amount	Fair Value
		(In Thousands)
Assets:
Mortgage loans	Level 3	$407,957	$443,212	$435,097	$444,121
Policy loans	Level 3	8,285	8,285	8,180	8,180
Cash and cash equivalents	Level 1	86,772	86,772	58,334	58,334
Liabilities:
Annuity and deposit liabilities	Level 3	2,174,881	2,174,881	1,881,189	1,881,189

PLA-39

This table excludes the following financial instruments: accrued investment income receivables and payables, and collateral receivables and payables for derivatives.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates.  The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2019 and 2018:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

CASH AND CASH EQUIVALENTS

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest. The fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

PLA-40

8.	OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income and its components on the statements of comprehensive income (loss) and statements of stockholder's equity. The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized
	Gain (Loss) on
	Securities Available		Gain (Loss) on	Other,	Total
	for Sale, Net (1)		Derivatives	Net	AOCI
	(In Thousands)
Balance, January 1, 2017	$120,452		$5,400	$564	$126,416
Change in OCI before reclassifications	22,374	(2)			22,374
Income tax expense	(7,822)				(7,822)
Gain reclassified from AOCI	(1,006)		(306)		(1,312)
Income tax expense	352		107		459
Reclassification of deferred tax effects	28,929		1,120	55	30,104
Balance, December 31, 2017	163,279		6,321	619	170,219
Cumulative effect of adoption of accounting change (Note 1)	(62)				(62)
Revised balance, January 1, 2018	163,217		6,321	619	170,157
Change in OCI before reclassifications	(85,856	)(2)		(420)	(86,276)
Income tax benefit	18,030			88	18,118
Gain reclassified from AOCI	(111)		(322)		(433)
Income tax expense	23		68		91
Balance, December 31, 2018	95,303		6,067	287	101,657
Change in OCI before reclassifications	148,757	(2)	—		148,757
Income tax expense	(31,331)		—		(31,331)
Gain reclassified from AOCI	(378)		(552)		(930)
Income tax expense	79		116		195
Balance, December 31, 2019	$212,430		$5,631	$287	$218,348
					—
(1)	See Note 1 and Note 5 for information related to DAC and future policy benefits.
(2)	Includes allocation of the combined net holding increase (reduction) from DAC and future policy benefits of ($279,747) thousand, $187,106 thousand, and ($116,407) thousand for the years ended December 31, 2019, 2018, and 2017, respectively.

PLA-41

RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the statements of operations. Amounts are shown gross of tax.

	Years Ended December 31,
Reclassification adjustments:	2019	2018	2017
	(In Thousands)
Unrealized gain on securities available for sale, net:
Sale of securities available for sale (1)	($378)	($111)	($1,006)
Total unrealized gain on securities available for sale, net	(378)	(111)	(1,006)

Derivatives reclassifications, net (2)	(552)	(322)	(306)
Total amounts reclassified from AOCI	($930)	($433)	($1,312)

Location on the statements of operations:
(1) Net investment gain (loss)
(2) Net investment income

9.	INCOME TAXES

The provision for income taxes is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Thousands)
Current	$10,438	$23,454	$12,805
Deferred	(3,181)	(13,554)	(8,510)
Provision for income taxes	$7,257	$9,900	$4,295

A reconciliation of the provision for income taxes based on the Federal corporate statutory tax rate of 21% for the years ended December 31, 2019 and 2018 and 35% for the year ended December 31, 2017 to the provision for income taxes is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Thousands)
Provision for income taxes at the statutory rate	$9,421	$15,127	$23,328
Dividends received deduction	(1,347)	(1,408)	(3,734)
Nontaxable investment income	(1,043)	(1,111)	(1,557)
Remeasurement of operating deferred taxes	—	59	14,412
Remeasurement of OCI deferred taxes	—	—	(30,104)
Other	226	(2,767)	1,950
Provision for income taxes	$7,257	$9,900	$4,295

PLA-42

The net deferred tax asset (liabilities), included in other assets (other liabilities), are comprised of the following tax effected temporary differences:

	December 31,
	2019	2018
	(In Thousands)
Deferred tax assets:
Policyholder reserves	$56,557	$53,896
Investments including derivatives	15,647	13,164
Partnership investments	2,599	3,360
Other	3,137	1,077
Total deferred tax assets	77,940	71,497

Deferred tax liabilities:
Derivatives	(23,840)	(21,101)
DAC	(20,034)	(19,495)
Total deferred tax liabilities	(43,874)	(40,596)

Deferred tax asset, net	34,066	30,901
Deferred taxes on OCI	(58,068)	(26,931)
Net deferred tax asset (liability)	($24,002)	$3,970

Management has assessed that it is more likely than not that the Company's deferred tax assets as of December 31, 2019 will be realized through projected future taxable income and the reversal of existing deferred tax liabilities listed above.

The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.

PMHC files income tax returns in U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2016.  The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under appeals. The Company does not expect the current Federal and California audits to result in any material assessments.

On December 22, 2017, tax reform legislation formally known as the Act was enacted, which significantly revised the U.S. corporate income tax system. Among other things, the Act lowered the Federal corporate income tax rate from 35% to 21%, effective January 1, 2018 and broadened the base of taxable income, particularly with respect to the calculation of tax reserves, DAC, and the Dividends Received Deduction (DRD).

Following the guidance in Staff Accounting Bulletin No. 118 (SAB 118), the Company recorded certain effects of the Act as provisional estimates for the year ended December 31, 2017, specifically:

•	An income tax benefit of $15.7 million for the estimated remeasurement of the Company’s U.S. net deferred tax liabilities.

PLA-43

The measurement period in SAB 118 ended on December 22, 2018, and the Company completed the accounting for the tax impact of the Act based on legislative updates relating to the Act currently available. Additional immaterial adjustments were recorded for the remeasurement of the Company's U.S. net deferred tax assets for the year ended December 31, 2018 as a result of certain tax positions taken on the 2017 tax return filing.

10.	SEGMENT INFORMATION

The Company has two operating segments: Retirement Solutions and Life Insurance. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in the Corporate segment.

The Retirement Solutions segment's principal products include variable and fixed annuity products, and structured settlement annuities, which are offered through multiple distribution channels. Distribution channels include independent planners, financial institutions, national/regional wirehouses and a network of structured settlement brokers.

The Life Insurance segment provides a broad range of life insurance products through multiple distribution channels operating in the affluent and corporate markets.  Principal products include UL, indexed universal life, VUL, and traditional products such as whole life and term life.  Distribution channels include independent producers, financial advisory networks, independent brokerage general agencies, wirehouses, and M Financial, an association of independently owned and operated insurance and financial producers.

The Corporate segment consists of assets, liabilities, and activities, which support the Company’s operating segments. Included in these support activities is the management of investments, other expenses, and other assets not directly attributable to the operating segments.  The Corporate segment also includes the elimination of intersegment transactions.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its net income and assets. Net investment income and net investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income.

The operating segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity. The debenture amount is reflected as investment expense in net investment income in the Corporate segment and as net investment income in the operating segments.

The Company generates substantially all of its revenues and net income from customers located in the U.S. As of December 31, 2019 and 2018, the Company had foreign investments of $704.8 million and $675.7 million, respectively. Revenues derived from any customer did not exceed 10% of total revenues for the years ended December 31, 2019, 2018, and 2017.

PLA-44

The following is segment information as of and for the year ended December 31, 2019:

	Retirement	Life
	Solutions	Insurance	Corporate	Total
	(In Thousands)
REVENUES
Insurance premiums	$96,020	($2,827)		$93,193
Policy fees	51,565	12,452		64,017
Net investment income	218,148	3,026	$8,628	229,802
Net investment gain (loss)	(28,259)	61	(234)	(28,432)
Other income	2,311	166	1	2,478
Total revenues	339,785	12,878	8,395	361,058

BENEFITS AND EXPENSES
Policy benefits	190,840	7,688	—	198,528
Interest credited	62,525	2,675	—	65,200
Commission expenses	31,628	41	—	31,669
Operating expenses	16,297	2,075	2,428	20,800
Total benefits and expenses	301,290	12,479	2,428	316,197

Income before provision for income taxes	38,495	399	5,967	44,861
Provision for income taxes	5,786	1	1,470	7,257

Net income	$32,709	$398	$4,497	$37,604

Total assets	$7,939,687	$256,846	$348,557	$8,545,090
DAC	96,816	21,522		118,338
Separate account assets	2,788,333	136,431		2,924,764
Policyholder and contract liabilities	4,669,617	97,353		4,766,970
Separate account liabilities	2,788,333	136,431		2,924,764

PLA-45

The following is segment information as of and for the year ended December 31, 2018:

	Retirement	Life
	Solutions	Insurance		Corporate	Total
	(In Thousands)
REVENUES
Insurance premiums	$76,836	($3,242	)(1)	$—	$73,594
Policy fees	52,387	12,075		$—	64,462
Net investment income	209,929	3,305		$8,594	221,828
Net investment gain (loss)	8,296	42		(65)	8,273
Other income	2,023	288		6	2,317
Total revenues	349,471	12,468		8,535	370,474

BENEFITS AND EXPENSES
Policy benefits	175,056	(1,881	)(1)	—	173,175
Interest credited	52,854	2,479		—	55,333
Commission expenses	40,643	(364)		—	40,279
Operating expenses	15,828	11,582		2,242	29,652
Total benefits and expenses	284,381	11,816		2,242	298,439

Income before provision for income taxes	65,090	652		6,293	72,035
Provision for income taxes	8,132	34		1,734	9,900

Net income	$56,958	$618		$4,559	$62,135

Total assets	$6,976,517	$227,853		$294,054	$7,498,424
DAC	124,845	20,271		—	145,116
Separate account assets	2,501,986	119,274		—	2,621,260
Policyholder and contract liabilities	4,069,720	90,672		—	4,160,392
Separate account liabilities	2,501,986	119,274		—	2,621,260

(1)	As of January 1, 2018, PL&A novated the assumed reinsurance business to Pacific Life.

PLA-46

The following is segment information for the year ended December 31, 2017:

	Retirement	Life
	Solutions	Insurance	Corporate	Total
	(In Thousands)
REVENUES
Insurance premiums	$56,568	$5,210	$—	$61,778
Policy fees	49,817	14,680	$—	64,497
Net investment income	196,098	3,544	$10,109	209,751
Net investment gain (loss)	(5,030)	407	32	(4,591)
OTTI	—	—	(103)	(103)
Other income	2,043	326		2,369
Total revenues	299,496	24,167	10,038	333,701

BENEFITS AND EXPENSES
Policy benefits	150,981	19,972	—	170,953
Interest credited	46,447	2,428	—	48,875
Commission expenses	24,990	1,870	—	26,860
Operating expenses	15,306	3,075	1,980	20,361
Total benefits and expenses	237,724	27,345	1,980	267,049

Income (loss) before provision (benefit) for income taxes	61,772	(3,178)	8,058	66,652
Provision (benefit) for income taxes	5,686	(2,377)	986	4,295

Net income (loss)	$56,086	($801)	$7,072	$62,357

11.	TRANSACTIONS WITH RELATED PARTIES

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement and product contract services under a separate services agreement. Amounts charged by Pacific Life to the Company for these services were $21.2 million, $20.6 million, and $20.3 million for the years ended December 31, 2019, 2018, and 2017, respectively.

Pacific Life Fund Advisors LLC (PLFA), is the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company's variable life insurance policyholders and variable annuity contract owners, and the Pacific Funds Series Trust, the investment vehicle for Pacific Life's mutual funds products. PLFA is owned 99% by Pacific Life and 1% by the Company. Advisory fees earned and related expenses are being recognized at PLFA. Earnings from PLFA to the Company, included in net investment income, for the years ended December 31, 2019, 2018, and 2017 amounted to $5.0 million, $5.3 million, and $4.4 million, respectively.

PLA-47

Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, serves as the distributor of variable life and annuity contracts issued by the Company (Variable Products). In connection with PSD’s distribution of the Variable Products, the Company incurred commission expense of $25.2 million, $26.8 million, and $27.0 million during the years ended December 31, 2019, 2018, and 2017, respectively. An advisory plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD as distributor of the fund, a service fee for services rendered to shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $3.7 million, $3.9 million, and $3.9 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2019, 2018, and 2017, respectively.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration.  The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from PL&A. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for future policy benefits are insurance contracts with the affiliated assignment company with contract values of $1,876.8 million and $1,821.3 million as of December 31, 2019 and 2018, respectively.  Related to the insurance contracts, the Company received $89.7 million, $74.3 million, and $53.4 million of insurance premiums and paid $116.8 million, $110.7 million, and $107.7 million of policy benefits for the years ended December 31, 2019, 2018, and 2017, respectively. In addition, included in the liability for policyholder account balances are investment contracts with the affiliated assignment company of $790.8 million and $727.9 million as of December 31, 2019 and 2018, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. The Company did not utilize this borrowing facility during 2019 and 2018.

12.	DEBT

The Company maintains uncommitted reverse repurchase lines of credit with various financial institutions. These borrowings are at variable rates of interest based on collateral and market conditions. There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2019 and 2018.

The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance law and regulations. The Company had estimated available eligible collateral of $20.6 million as of December 31, 2019. The Company had no debt outstanding with the FHLB as of December 31, 2019 and 2018.

13.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company had no outstanding commitments as of December 31, 2019.

PLA-48

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the DRD.  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete.  With the enactment of the Act (Notes 1 and 9), DRD computations have been modified effective January 1, 2018.  Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future.  However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements.

PLA-49

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, no related liability has been recorded.  Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company's financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies. These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

See Note 4 for discussion of contingencies related to derivative instruments.

____________________________________________________________________________________________________

PLA-50

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 26. Exhibits

(1)	(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex991a.txt

(b)

Memorandum Establishing Separate Account; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex991b.txt

(2)	Inapplicable

(3)	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex991b.txt

(b)

Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex993b.txt

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d3c.htm

(4)	(a)

Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w4xay.htm

(b)

Overloan Protection II Rider (Form R08OLP NY); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w4xby.htm

(c)

Annual Renewable Term Rider — Additional Insured (Form R08RTA); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w4xcy.htm

(d)

Children’s Term Rider (Form R98-CT NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxdy.htm

(e)

Waiver of Charges (Form R84 WC NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxey.htm

(f)

Guaranteed Insurability Rider (Form R93-GI NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxfy.htm

(g)

Disability Benefit Rider (Form R84-DB NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxgy.htm

(5)

Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx5y.htm

(6)	(a)

Bylaws of PL&A; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex996a.txt

(b)

Articles of Incorporation of PM Group Life Insurance Company; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex996b.txt

(c)

Amended & Restated Articles of Incorporation for PM Group Life Insurance Company; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex996c.txt

(7)	(a)

Reinsurance Agreement with RGA Reinsurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a2.htm

(3)

Amendments 4 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a3.htm

(b)

Reinsurance Agreement with Swiss Re Life & Health America Inc. Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b.htm

(1)

Amendments 1 through 3 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b1.htm

(2)

Amendment 4 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b2.htm

(3)

Amendments 5 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b3.htm

(c)

Reinsurance Agreement with Munich American Reassurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c.htm

(1)

Amendments 1 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c1.htm

(d)

Reinsurance Agreement with SCOR Global Life USA Reinsurance Company (formerly Generali USA Life Reassurance Company) Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d2.htm

(3)

Amendments 4 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d3.htm

(8)	(a)

Form of Participation Agreement between PL&A and Pacific Select Fund; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex998a.txt

(b)

Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life); Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex998b.txt

(c)

M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-106721, Accession No. 0001193125-04-008896. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312504008896/dex998c.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998c1.htm

(d)

Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000248/a03610a1exv99w8xfy.htm

(e)

Addendum to Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Funds, Inc.) and Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as Exhibit 8(h) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxhy.htm

(f)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as Exhibit 8(i) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxiy.htm

(g)

Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) and Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as Exhibit 8(j) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxjy.htm

(1)

First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998e1.htm

(2)

Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998e2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4 File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037064/a52635exv99w8xiyx1y.htm

(4)

Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998e4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998f5.htm

(6)

Sixth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001104659-19-022279 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919022279/a19-5865_1ex99d8de6.htm

(h)

Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.; Filed as Exhibit 8(k) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998h1.htm

	(2)	Second Amendment to Participation Agreement

(j)

Addendums to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession No. 0000892569-07-000175. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256907000175/a24236a2exv99wx8yxjy.htm

(k)

Participation Agreement with Janus Aspen Series; Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ff1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998k2.htm

(l)

Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8l1.htm

(m)

Administrative Services Agreement with Janus Distributors LLC; Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(n)

Participation Agreement with Lazard Retirement Series, Inc.; Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxny.htm

(1)

First Amendment to Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312514147303/d657067dex998n1.htm

(o)

Servicing Agreement with Lazard Asset Management Securities LLC; Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxoy.htm

(1)

First Amendment to Servicing Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312514147303/d657067dex998o1.htm

(2)

Second Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2019, File No. 333-150092, Accession Number 0001104659-19-022303. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022303/a19-6071_1ex99d8o2.htm

	(3)	Third Amendment to Servicing Agreement

(p)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8p2.htm

	(3)	Third Amendment to Participation

	(4)	Fourth Amendment to Participation

(q)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registration Statement on Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998q3.htm

	(4)	Fourth Amendment to Service Agreement

	(5)	Fifth Amendment to Service Agreement

(r)

Participation Agreement with MFS Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxry.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xryx1y.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xryx2y.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998r3.htm

(s)	(1)

Service Agreement with Massachusetts Financial Services Company; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxsy.htm

(2)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998s2.htm

(3)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8s3.htm

(t)

Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxty.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037055/a52622exv99w8xnyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n3.htm

(u)

Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxuy.htm

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037055/a52622exv99w8xsyx1y.htm

(2)

Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037055/a52622exv99w8xsyx1y.htm

(v)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxvy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxvyx1y.htm

(2)

Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xvyx2y.htm

(3)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312514147303/d657067dex998v3.htm

(4)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998v4.htm

(w)

Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxwy.htm

(1)

First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxwyx1y.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998w4.htm

(x)	(1)

Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxyy.htm

	(2)

Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxxyx2y.htm

	(3)	Third Amendment to Fidelity Distributors Corporation Participation Agreement

(y)

Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxzy.htm

(z)

Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as Exhibit 8(aa) as part of Post- Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxaay.htm

(aa)

Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxaay.htm

(bb)

Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxbby.htm

(cc)

Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxccy.htm

(dd)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxddy.htm

(ee)

Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxeey.htm

(ff)

Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxffy.htm

(gg)

Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xggy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xggyx1y.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xggyx2y.htm

(hh)

Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xhhy.htm

(1)

First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0001193125-12-503101 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998v1.htm

(2)

Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0001193125-14-147292, filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514147292/d657066dex998v2.htm

(3)

Third Amendment to Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-18-025577 filed April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465918025577/a18-8360_1ex99d8hh3.htm

(ii)

Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xiiy.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8ii1.htm

(jj)

Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12- 006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxjjy.htm

(kk)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxjjy.htm

(ll)

Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xky.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxllyx1y.htm

(mm)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xly.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8mm1.htm

(nn)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xmy.htm

(oo)

Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xooy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998oo1.htm

(pp)

Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xppy.htm

(1)

First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998pp1.htm

(qq)

Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xqqy.htm

(1)

First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998qq1.htm

(rr)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registration Statement on Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998rr1.htm

(ss)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xssy.htm

(tt)

Form of BlackRock Distributors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxiy.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4 File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxiy.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4 File No. 333-160773, Accession No. 0001193125-14-310483, filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998tt4.htm

(uu)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998uu1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998aaa2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8uu3.htm

(vv)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998vv.htm

(ww)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998qq.htm

(xx)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC.; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998xx.htm

(yy)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registration Statement on Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998yy.htm

(zz)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998bbb.htm

(aaa)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-13-399333 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-14-143850 filed on April 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514143850/d655763dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement.; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-128820 filed on April 14, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515128820/d831895dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998mm3.htm

(bbb)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8bbb.htm

(ccc)

Administrative Services Agreement with Invesco Advisers, Inc; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8ccc.htm

(ddd)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8ddd.htm

(eee)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8eee.htm

(fff)

Distribution Agreement with Dreyfus (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8fff.htm

(ggg)

Selling Agreement with PIMCO (for Admin Class Shares) Variable Insurance Trust; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001104659-19-022302 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022302/a19-6068_1ex99d8ggg.htm

(hhh)

Services Agreement with PIMCO (for Admin Class Shares) Variable Insurance Trust; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001104659-19-022302 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022302/a19-6068_1ex99d8hhh.htm

(9)	Inapplicable

(10)	Inapplicable

(11)

Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569- 08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w11.htm

(12)	Inapplicable

(13)	Inapplicable

(14)	Consent of Registered Public Accounting Firm and Consent of Independent Auditors;

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum describing Pacific Life and Annuity Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii);

(18)	Powers of Attorney;

Item 27. Directors and Officers of Pacific Life & Annuity

Name and Address	Positions and Offices with Pacific Life & Annuity
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Dawn M. Trautman	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary

Craig W. Leslie	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company (Pacific Life & Annuity) or Pacific Select Exec Separate Account of Pacific Life & Annuity.

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 29. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker- Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of April 17, 2020.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	April 17, 2020

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	April 17, 2020

Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	April 17, 2020

Darryl D. Button*

		Director, Senior Vice President and General Counsel	April 17, 2020

Sharon A. Cheever*

		Vice President and Secretary	April 17, 2020

Jane M. Guon*

		Executive Vice President	April 17, 2020

Dawn M. Trautman*

		Senior Vice President and Chief Accounting Officer	April 17, 2020

Edward R. Byrd*

		Vice President and Treasurer	April 17, 2020
Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		April 17, 2020
Brandon J. Cage

as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement filed as Exhibit 18).